JPMORGAN FUNDS

SEMI-ANNUAL REPORT FEBRUARY 28, 2002 (UNAUDITED)

TAX FREE FUNDS

TAX FREE INCOME FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND

CALIFORNIA BOND FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                             1
------------------------------------------------------------------

JPMorgan Tax Free Income Fund
Fund Commentary                                                3
------------------------------------------------------------------

JPMorgan Intermediate Tax Free Income Fund
Fund Commentary                                                5
------------------------------------------------------------------

JPMorgan New York Intermediate Tax Free
Income Fund
Fund Commentary                                                7
------------------------------------------------------------------

JPMorgan New Jersey Tax Free Income Fund
Fund Commentary                                                9
------------------------------------------------------------------

JPMorgan California Bond Fund
Fund Commentary                                               11
------------------------------------------------------------------

Portfolio of Investments                                      13
------------------------------------------------------------------

Financial Statements                                          63
------------------------------------------------------------------

Notes to Financial Statements                                 69
------------------------------------------------------------------

Financial Highlights                                          89
------------------------------------------------------------------

HIGHLIGHTS

- In the aftermath of September 11th, fixed-income markets were buffeted by volatility in both interest rates and bond prices.

- By the end of 2001, the Federal Funds Rate stood at 1.75%.

- During the first two months of 2002, the general consensus seemed to be that an economic recovery would come sometime this year.

-----------------------------------------------------------------------
NOT FDIC INSURED               May lose value / No bank guarantee
-----------------------------------------------------------------------
JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX FREE FUNDS

PRESIDENT'S LETTER                                                 APRIL 8, 2002

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Tax Free Income Funds for the period ended February 28, 2002. Inside you'll find in-depth information on our tax-free income funds along with updates from the portfolio management team.

U.S. ECONOMY IN RECESSION
When the reporting period began in September, the U.S. economy showed signs of strengthening. A rebound was predicted by early 2002. These hopes were dashed when September economic data showed a major decline in employment, industrial production and consumer confidence. Then came the terrorist attacks of September 11th.

In the aftermath of September 11th, the equity markets declined precipitously, although they regained most of their losses by year-end. The fixed-income markets were buffeted by volatility in both interest rates and bond prices. For the first time in 10 years, the U.S. economy was in recession. Corporations continued to report lower earnings and the number of people filing for unemployment rose. The Federal Reserve Board maintained an accommodative posture in an effort to support the economy and by the end of 2001, the Federal Funds Rate stood at 1.75%. Then, in December, economic data suggested that business conditions were beginning to improve.

AN ECONOMIC RECOVERY IN 2002
During the first two months of 2002, the leading economic indicators continued to surprise investors. The general consensus seemed to be that an economic recovery would come sometime in 2002. In fact, the good economic news led many to speculate that the Fed was finished easing and that it might even begin to raise interest rates later in the year. In response, yields on short-term securities fluctuated dramatically and moved higher.

In this uncertain environment, the municipal market continued to serve as a safe haven for many investors concerned about the volatility in the equity and taxable fixed-income markets. Municipal securities have also provided an alternative for those worried about corporate balance sheets. As a result, the demand for tax-free issues was stronger at the end of the reporting period.

2002 promises to be a challenging year, but your portfolio managers are doing an excellent job maintaining good performance. Going forward, they will continue to focus on preservation of principal, while trying to obtain the highest possible yields in this low interest-rate environment. The portfolio management team, and all of us here, thank you for your continued investment and anticipate serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

                          JPMORGAN TAX FREE INCOME FUND

                            AS OF FEBRUARY 28, 2002

HOW THE FUND PERFORMED
JPMorgan Tax Free Income Fund, which seeks to provide a current income that is exempt from federal income taxes, had a total return of 1.48% (Select Shares) for the six-month period ended February 28, 2002. This compares with 1.99% for the Lehman Municipal Bond Index.

HOW THE FUND WAS MANAGED
During the final months of 2001, U.S. fixed-income markets were marked by significant volatility in interest rates and credit spreads. Investors struggled with the aftermath of the September 11th terrorist attacks and the challenges of the first recession in a decade. Corporate retrenchment persisted, with cutbacks affecting capital spending and employment. An accommodative Federal Reserve Board continued to support the flagging economy, lowering the Federal Funds Rate to 1.75% by year-end. In December, a flurry of unexpectedly positive data suggested that business conditions were beginning to improve.

By February 2002, the trend was unmistakable. Economic indicators showed strength in the manufacturing sector with new orders returning to levels last seen in early 2000. Initial unemployment claims continued their declining trend. Personal income, consumer consumption and housing sales were also strong. The municipal market gained support from extremely volatile equity markets, as headline announcements of bankruptcies and accounting miscues dominated the news. Municipals and other fixed income securities, viewed as a safe haven, gained and credit spreads continued to tighten from the previous quarter.

The management team extended duration after September 11th and increased the weighting in non-call bonds. Though the Fund lagged its benchmark during the reporting period, these strategies improved the portfolio's responsiveness to interest rate changes, which contributed to positive performance in October. Moving into year-end, the management team reduced duration and concentrated purchases in highly liquid specialty-state instruments. Specialty-state instruments, which are issued by municipalities that have high tax rates, are very liquid and perform well in volatile markets.

To protect the portfolio from interest rate increases, the management team biased the portfolio toward higher coupons. The team also increased weightings in Puerto Rico securities, which are tax-exempt in all 50 states and offer tremendous liquidity. The team took advantage of the opportunity to buy several large issues that came to market and widened spreads.

LOOKING AHEAD
The economy has shown growth at the beginning of 2002 and the short end of the yield curve may rise as markets anticipate an end to the easing cycle that propelled rates downward over the last year. Employment, consumer confidence, retail spending and the global recovery will be the indicators to watch throughout the year. In preparation for the end of the Fed's easing cycle, the portfolio's duration was reduced to neutral.

   AVERAGE ANNUAL TOTAL RETURNS

                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge         5.96%      4.79%      5.95%       6.42%
     With Sales Charge*           1.24%      3.19%      4.98%       5.93%
--------------------------------------------------------------------------------
   Class B Shares
     Without CDSC                 5.04%      4.48%      5.76%       6.32%
     With CDSC**                  0.04%      3.56%      5.44%       6.32%
--------------------------------------------------------------------------------
   Select Shares#                 5.89%      4.77%      5.94%       6.41%
--------------------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (2/28/92 TO 2/28/02)

                                  JPMORGAN TAX                               LIPPER GENERAL
                                FREE INCOME FUND  LEHMAN MUNICIPAL           MUNICIPAL DEBT
                                (SELECT SHARES)      BOND INDEX               FUNDS INDEX
                                ---------------      ----------               -----------
     2/29/1992                      $1,000,000       $1,000,000                $1,000,000
     3/31/1992                      $  999,100       $1,000,400                $1,000,500
     4/30/1992                      $1,008,691       $1,009,304                $1,009,905
     5/31/1992                      $1,019,182       $1,021,213                $1,023,942
     6/30/1992                      $1,037,935       $1,038,370                $1,043,192
     7/31/1992                      $1,070,837       $1,069,521                $1,079,809
     8/31/1992                      $1,059,808       $1,059,040                $1,062,532
     9/30/1992                      $1,065,425       $1,065,923                $1,066,782
    10/31/1992                      $1,052,639       $1,055,477                $1,048,006
    11/30/1992                      $1,075,166       $1,074,370                $1,074,626
    12/31/1992                      $1,085,918       $1,085,329                $1,088,166
     1/31/1993                      $1,100,143       $1,097,919                $1,101,006
     2/28/1993                      $1,134,138       $1,137,663                $1,145,157
     3/31/1993                      $1,130,395       $1,125,604                $1,131,987
     4/30/1993                      $1,137,856       $1,136,973                $1,143,987
     5/31/1993                      $1,143,545       $1,143,340                $1,150,050
     6/30/1993                      $1,158,068       $1,162,434                $1,170,291
     7/31/1993                      $1,159,342       $1,163,945                $1,169,588
     8/31/1993                      $1,180,094       $1,188,155                $1,195,904
     9/30/1993                      $1,198,267       $1,201,700                $1,209,657
    10/31/1993                      $1,198,747       $1,203,983                $1,211,592
    11/30/1993                      $1,191,075       $1,193,388                $1,199,355
    12/31/1993                      $1,208,583       $1,218,568                $1,223,342
     1/31/1994                      $1,219,823       $1,232,460                $1,236,799
     2/28/1994                      $1,196,525       $1,200,539                $1,206,498
     3/31/1994                      $1,169,364       $1,151,677                $1,156,066
     4/30/1994                      $1,165,972       $1,161,467                $1,159,881
     5/31/1994                      $1,170,870       $1,171,571                $1,170,088
     6/30/1994                      $1,166,537       $1,164,425                $1,162,716
     7/31/1994                      $1,178,086       $1,185,734                $1,182,715
     8/31/1994                      $1,185,861       $1,189,884                $1,186,500
     9/30/1994                      $1,175,782       $1,172,393                $1,168,109
    10/31/1994                      $1,158,968       $1,151,524                $1,145,798
    11/30/1994                      $1,132,543       $1,130,681                $1,122,195
    12/31/1994                      $1,162,443       $1,155,556                $1,149,464
     1/31/1995                      $1,188,598       $1,188,605                $1,184,408
     2/28/1995                      $1,215,816       $1,223,194                $1,219,703
     3/31/1995                      $1,228,704       $1,237,260                $1,230,924
     4/30/1995                      $1,237,674       $1,238,745                $1,230,924
     5/31/1995                      $1,263,417       $1,278,261                $1,270,191
     6/30/1995                      $1,255,710       $1,267,140                $1,255,965
     7/31/1995                      $1,265,882       $1,279,178                $1,264,129
     8/31/1995                      $1,274,110       $1,295,424                $1,278,540
     9/30/1995                      $1,278,314       $1,303,585                $1,286,594
    10/31/1995                      $1,297,617       $1,322,487                $1,306,923
    11/30/1995                      $1,313,967       $1,344,440                $1,332,930
    12/31/1995                      $1,330,392       $1,357,347                $1,348,259
     1/31/1996                      $1,340,769       $1,367,663                $1,354,731
     2/29/1996                      $1,340,903       $1,358,362                $1,344,977
     3/31/1996                      $1,318,375       $1,340,975                $1,324,399
     4/30/1996                      $1,314,289       $1,337,221                $1,318,836
     5/31/1996                      $1,314,289       $1,336,686                $1,319,627
     6/30/1996                      $1,325,723       $1,351,256                $1,331,900
     7/31/1996                      $1,337,389       $1,363,552                $1,343,354
     8/31/1996                      $1,339,529       $1,363,279                $1,342,683
     9/30/1996                      $1,356,541       $1,382,365                $1,363,226
    10/31/1996                      $1,372,413       $1,397,986                $1,378,357
    11/30/1996                      $1,395,881       $1,423,569                $1,402,479
    12/31/1996                      $1,384,714       $1,417,590                $1,396,588
     1/31/1997                      $1,384,714       $1,420,284                $1,396,449
     2/28/1997                      $1,395,653       $1,433,350                $1,408,737
     3/31/1997                      $1,377,928       $1,414,287                $1,391,410
     4/30/1997                      $1,391,294       $1,426,167                $1,403,376
     5/31/1997                      $1,411,329       $1,447,559                $1,423,585
     6/30/1997                      $1,424,595       $1,463,048                $1,440,383
     7/31/1997                      $1,467,191       $1,503,574                $1,483,594
     8/31/1997                      $1,451,638       $1,489,441                $1,466,681
     9/30/1997                      $1,469,494       $1,507,165                $1,485,162
    10/31/1997                      $1,478,604       $1,516,811                $1,494,964
    11/30/1997                      $1,487,476       $1,525,760                $1,503,485
    12/31/1997                      $1,510,383       $1,548,036                $1,527,841
     1/31/1998                      $1,526,544       $1,563,981                $1,542,509
     2/28/1998                      $1,525,934       $1,564,450                $1,542,509
     3/31/1998                      $1,526,086       $1,565,858                $1,544,051
     4/30/1998                      $1,516,319       $1,558,812                $1,534,632
     5/31/1998                      $1,544,523       $1,583,441                $1,559,494
     6/30/1998                      $1,548,848       $1,589,617                $1,565,108
     7/31/1998                      $1,553,494       $1,593,591                $1,568,238
     8/31/1998                      $1,582,078       $1,618,291                $1,592,702
     9/30/1998                      $1,603,278       $1,638,520                $1,611,656
    10/31/1998                      $1,598,308       $1,638,520                $1,605,854
    11/30/1998                      $1,602,623       $1,644,255                $1,611,314
    12/31/1998                      $1,608,393       $1,648,365                $1,614,214
     1/31/1999                      $1,630,106       $1,667,981                $1,631,809
     2/28/1999                      $1,619,348       $1,660,642                $1,622,671
     3/31/1999                      $1,616,757       $1,662,967                $1,623,320
     4/30/1999                      $1,623,709       $1,667,124                $1,627,865
     5/31/1999                      $1,611,044       $1,657,455                $1,616,307
     6/30/1999                      $1,583,012       $1,633,587                $1,590,770
     7/31/1999                      $1,587,761       $1,639,468                $1,593,633
     8/31/1999                      $1,572,201       $1,626,353                $1,574,669
     9/30/1999                      $1,569,056       $1,627,003                $1,570,575
    10/31/1999                      $1,550,698       $1,609,432                $1,548,744
    11/30/1999                      $1,567,446       $1,626,491                $1,563,457
    12/31/1999                      $1,556,003       $1,614,293                $1,548,604
     1/31/2000                      $1,549,468       $1,607,351                $1,536,215
     2/29/2000                      $1,568,372       $1,625,997                $1,558,029
     3/31/2000                      $1,600,837       $1,661,606                $1,592,150
     4/30/2000                      $1,591,392       $1,651,802                $1,581,164
     5/31/2000                      $1,579,616       $1,643,213                $1,570,570
     6/30/2000                      $1,620,212       $1,686,758                $1,611,091
     7/31/2000                      $1,645,325       $1,710,204                $1,633,485
     8/31/2000                      $1,667,866       $1,736,541                $1,659,131
     9/30/2000                      $1,658,359       $1,727,511                $1,648,844
    10/31/2000                      $1,675,772       $1,746,341                $1,665,992
    11/30/2000                      $1,690,351       $1,759,613                $1,676,988
    12/31/2000                      $1,737,512       $1,803,076                $1,720,254
     1/31/2001                      $1,749,501       $1,820,926                $1,733,156
     2/28/2001                      $1,758,248       $1,826,753                $1,741,302
     3/31/2001                      $1,770,556       $1,843,194                $1,755,929
     4/30/2001                      $1,738,863       $1,823,288                $1,731,346
     5/31/2001                      $1,759,382       $1,842,979                $1,751,083
     6/30/2001                      $1,774,161       $1,855,327                $1,765,617
     7/31/2001                      $1,800,063       $1,882,786                $1,793,514
     8/31/2001                      $1,834,444       $1,913,852                $1,825,797
     9/30/2001                      $1,823,805       $1,907,345                $1,810,826
    10/31/2001                      $1,849,703       $1,930,042                $1,829,658
    11/30/2001                      $1,824,917       $1,913,830                $1,810,996
    12/31/2001                      $1,803,018       $1,895,648                $1,791,799
     1/31/2002                      $1,835,292       $1,928,443                $1,819,751
     2/28/2002                      $1,861,700       $1,951,777                $1,841,770

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3%
  CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/92, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01(offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper General Municipal Debt Funds Index from February 28, 1992 to February 28, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                            AS OF FEBRUARY 28, 2002

HOW THE FUND PERFORMED
JPMorgan Intermediate Tax Free Income Fund, which seeks to provide a high level of current income that is exempt from federal income tax, had a total return of 1.84% (Select Shares) for the six-month period ended February 28, 2002. This compares with 2.27% for the Lehman Competitive (1-17 Year Maturities) Index.

HOW THE FUND WAS MANAGED
During the final months of 2001, U.S. fixed-income markets were marked by significant volatility in interest rates and credit spreads. Investors struggled with the aftermath of the September 11th terrorist attacks and the challenges of the first recession in a decade. Corporate retrenchment persisted, with cutbacks affecting capital spending and employment. An accommodative Federal Reserve Board continued to support the flagging economy, lowering the Federal Funds Rate to 1.75% by year-end. In December, a flurry of unexpectedly positive data suggested that business conditions were beginning to improve.

By February 2002, the trend was unmistakable. Economic indicators showed strength in the manufacturing sector with new orders returning to levels last seen in early 2000. Initial unemployment claims continued their declining trend. Personal income, consumer consumption and housing sales were also strong. The municipal market gained support from extremely volatile equity markets, as headline announcements of bankruptcies and accounting miscues dominated the news. Municipals and other fixed income securities, viewed as a safe haven, gained and credit spreads continued to tighten from the previous quarter.

The management team extended duration after September 11th and increased the weighting in non-call bonds. The Fund fell behind its benchmark for the reporting period, but these strategies improved the portfolio's responsiveness to interest rate changes, which contributed to positive performance in October. Moving into year-end, the management team reduced duration and concentrated purchases in highly liquid specialty state instruments. Specialty state instruments, which are issued by municipalities that have high tax rates, are very liquid and perform well in volatile markets.

To protect the portfolio from interest rate increases, the management team biased the portfolio toward higher coupons. The team sold into strong retail demand and replaced the issues it sold with purchases in the institutional market. The team also increased weightings in Puerto Rico securities, which are tax-exempt in all 50 states and offer tremendous liquidity. They took advantage of the opportunity to buy several large issues that came to market and widened spreads.

LOOKING AHEAD
The economy has shown growth at the beginning of 2002 and the short end of the yield curve may rise as markets anticipate an end to the easing cycle that propelled rates downward over the last year. Employment, consumer confidence, retail spending and the global recovery will be the indicators to watch throughout the year. In preparation for the end of the Fed's easing cycle, the portfolio's duration was reduced to neutral.

   AVERAGE ANNUAL TOTAL RETURNS

                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   Institutional Shares           6.42%      5.03%      5.87%       6.41%
--------------------------------------------------------------------------------
   Select Shares#                 6.34%      5.00%      5.86%       6.40%
--------------------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (2/28/92 TO 2/28/02)

                               JPMORGAN
                         INTERMEDIATE TAX FREE                                      LIPPER INTERMEDIATE
                             INCOME FUND                   LEHMAN MUNICIPAL           MUNICIPAL DEBT
                            (SELECT SHARES)         BOND 3-10 YEAR BLENDED INDEX        FUNDS INDEX
     2/29/1992                 $1,000,000                     $1,000,000                $1,000,000
     3/31/1992                 $  998,700                     $  997,660                $  998,100
     4/30/1992                 $1,008,288                     $1,006,080                $1,005,885
     5/31/1992                 $1,019,984                     $1,015,910                $1,016,849
     6/30/1992                 $1,037,833                     $1,030,762                $1,031,085
     7/31/1992                 $1,076,129                     $1,055,975                $1,060,059
     8/31/1992                 $1,060,418                     $1,048,329                $1,049,352
     9/30/1992                 $1,065,190                     $1,056,905                $1,055,648
    10/31/1992                 $1,051,449                     $1,050,849                $1,046,147
    11/30/1992                 $1,075,842                     $1,062,408                $1,063,723
    12/31/1992                 $1,085,848                     $1,070,578                $1,073,083
     1/31/1993                 $1,102,353                     $1,084,303                $1,085,424
     2/28/1993                 $1,144,022                     $1,113,557                $1,117,987
     3/31/1993                 $1,125,832                     $1,102,043                $1,105,242
     4/30/1993                 $1,134,050                     $1,109,812                $1,114,194
     5/31/1993                 $1,140,174                     $1,113,209                $1,117,871
     6/30/1993                 $1,157,961                     $1,129,940                $1,133,074
     7/31/1993                 $1,158,656                     $1,131,296                $1,132,621
     8/31/1993                 $1,180,902                     $1,150,415                $1,152,781
     9/30/1993                 $1,203,221                     $1,161,689                $1,165,923
    10/31/1993                 $1,202,860                     $1,164,221                $1,167,789
    11/30/1993                 $1,192,636                     $1,156,305                $1,160,665
    12/31/1993                 $1,214,103                     $1,176,621                $1,179,700
     1/31/1994                 $1,228,065                     $1,188,940                $1,191,851
     2/28/1994                 $1,197,978                     $1,164,139                $1,166,584
     3/31/1994                 $1,171,023                     $1,132,218                $1,133,919
     4/30/1994                 $1,173,834                     $1,141,434                $1,138,682
     5/31/1994                 $1,178,881                     $1,148,260                $1,147,677
     6/30/1994                 $1,174,048                     $1,145,872                $1,144,349
     7/31/1994                 $1,186,023                     $1,161,513                $1,158,653
     8/31/1994                 $1,191,360                     $1,166,670                $1,163,056
     9/30/1994                 $1,180,757                     $1,155,960                $1,151,077
    10/31/1994                 $1,164,344                     $1,144,840                $1,138,415
    11/30/1994                 $1,137,564                     $1,130,174                $1,121,453
    12/31/1994                 $1,166,117                     $1,145,488                $1,138,162
     1/31/1995                 $1,194,804                     $1,166,130                $1,160,243
     2/28/1995                 $1,223,718                     $1,191,178                $1,184,376
     3/31/1995                 $1,235,099                     $1,204,543                $1,194,798
     4/30/1995                 $1,243,003                     $1,207,627                $1,197,427
     5/31/1995                 $1,268,858                     $1,238,228                $1,225,566
     6/30/1995                 $1,261,372                     $1,236,160                $1,221,767
     7/31/1995                 $1,275,373                     $1,252,193                $1,232,885
     8/31/1995                 $1,286,979                     $1,266,180                $1,244,967
     9/30/1995                 $1,290,196                     $1,271,587                $1,251,192
    10/31/1995                 $1,307,872                     $1,282,383                $1,263,078
    11/30/1995                 $1,320,558                     $1,296,079                $1,276,467
    12/31/1995                 $1,333,632                     $1,303,078                $1,284,636
     1/31/1996                 $1,351,369                     $1,315,626                $1,294,657
     2/29/1996                 $1,348,396                     $1,311,732                $1,290,643
     3/31/1996                 $1,324,529                     $1,300,084                $1,277,608
     4/30/1996                 $1,322,675                     $1,298,056                $1,275,308
     5/31/1996                 $1,319,633                     $1,296,316                $1,275,308
     6/30/1996                 $1,327,815                     $1,306,220                $1,283,215
     7/31/1996                 $1,343,483                     $1,316,748                $1,294,507
     8/31/1996                 $1,341,736                     $1,317,551                $1,295,025
     9/30/1996                 $1,352,604                     $1,329,093                $1,306,810
    10/31/1996                 $1,367,348                     $1,342,716                $1,319,616
    11/30/1996                 $1,392,370                     $1,363,810                $1,339,147
    12/31/1996                 $1,384,155                     $1,360,128                $1,335,531
     1/31/1997                 $1,388,031                     $1,365,310                $1,338,870
     2/28/1997                 $1,399,413                     $1,376,042                $1,348,911
     3/31/1997                 $1,383,040                     $1,360,616                $1,335,153
     4/30/1997                 $1,392,029                     $1,368,181                $1,342,095
     5/31/1997                 $1,410,265                     $1,384,941                $1,357,932
     6/30/1997                 $1,424,509                     $1,397,267                $1,370,425
     7/31/1997                 $1,458,839                     $1,427,001                $1,400,163
     8/31/1997                 $1,448,044                     $1,417,769                $1,389,382
     9/30/1997                 $1,463,683                     $1,432,201                $1,404,109
    10/31/1997                 $1,472,904                     $1,439,663                $1,410,849
    11/30/1997                 $1,479,237                     $1,444,947                $1,416,351
    12/31/1997                 $1,498,172                     $1,461,405                $1,434,481
     1/31/1998                 $1,513,153                     $1,475,230                $1,446,530
     2/28/1998                 $1,512,094                     $1,476,705                $1,447,254
     3/31/1998                 $1,513,001                     $1,477,236                $1,448,122
     4/30/1998                 $1,505,285                     $1,470,958                $1,441,461
     5/31/1998                 $1,530,122                     $1,490,787                $1,460,776
     6/30/1998                 $1,533,642                     $1,495,811                $1,465,743
     7/31/1998                 $1,538,703                     $1,500,148                $1,469,114
     8/31/1998                 $1,565,168                     $1,520,791                $1,490,269
     9/30/1998                 $1,584,263                     $1,537,717                $1,506,364
    10/31/1998                 $1,584,897                     $1,541,407                $1,506,816
    11/30/1998                 $1,586,799                     $1,545,276                $1,510,131
    12/31/1998                 $1,596,478                     $1,549,619                $1,514,964
     1/31/1999                 $1,619,148                     $1,568,787                $1,531,931
     2/28/1999                 $1,607,167                     $1,562,904                $1,523,812
     3/31/1999                 $1,604,756                     $1,563,233                $1,523,507
     4/30/1999                 $1,609,570                     $1,567,610                $1,527,773
     5/31/1999                 $1,598,142                     $1,560,775                $1,518,759
     6/30/1999                 $1,571,453                     $1,541,094                $1,498,104
     7/31/1999                 $1,584,025                     $1,550,494                $1,505,145
     8/31/1999                 $1,583,074                     $1,548,463                $1,498,221
     9/30/1999                 $1,584,816                     $1,554,038                $1,499,120
    10/31/1999                 $1,577,684                     $1,548,552                $1,488,627
    11/30/1999                 $1,589,990                     $1,559,903                $1,501,280
    12/31/1999                 $1,587,605                     $1,554,334                $1,494,524
     1/31/2000                 $1,581,096                     $1,552,189                $1,487,948
     2/29/2000                 $1,589,634                     $1,559,764                $1,499,405
     3/31/2000                 $1,608,074                     $1,579,042                $1,520,847
     4/30/2000                 $1,601,159                     $1,574,589                $1,514,459
     5/31/2000                 $1,597,636                     $1,571,172                $1,508,250
     6/30/2000                 $1,631,826                     $1,603,429                $1,539,320
     7/31/2000                 $1,652,060                     $1,621,708                $1,556,868
     8/31/2000                 $1,670,729                     $1,641,249                $1,576,173
     9/30/2000                 $1,665,382                     $1,637,163                $1,571,603
    10/31/2000                 $1,679,372                     $1,650,260                $1,584,647
    11/30/2000                 $1,686,761                     $1,658,016                $1,592,253
    12/31/2000                 $1,723,532                     $1,688,192                $1,624,257
     1/31/2001                 $1,747,489                     $1,713,684                $1,642,936
     2/28/2001                 $1,749,761                     $1,717,454                $1,648,194
     3/31/2001                 $1,763,934                     $1,731,211                $1,660,885
     4/30/2001                 $1,745,236                     $1,717,863                $1,645,937
     5/31/2001                 $1,764,434                     $1,735,797                $1,662,890
     6/30/2001                 $1,776,785                     $1,744,928                $1,673,200
     7/31/2001                 $1,797,573                     $1,765,047                $1,693,278
     8/31/2001                 $1,826,694                     $1,790,410                $1,718,847
     9/30/2001                 $1,825,781                     $1,792,631                $1,716,440
    10/31/2001                 $1,846,777                     $1,809,983                $1,732,918
    11/30/2001                 $1,822,215                     $1,793,331                $1,714,896
    12/31/2001                 $1,806,180                     $1,781,495                $1,702,034
     1/31/2002                 $1,839,413                     $1,811,425                $1,726,714
     2/28/2002                 $1,859,726                     $1,832,799                $1,746,053

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/92, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Income Fund, Lehman Municipal Bond 3-10 Year Blended Index, and Lipper Intermediate Municipal Debt Funds Index from February 28, 1992 to February 28, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond 3-10 Year Blended Index replicates the 3, 5, 7 and 10 year term investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

                         JPMORGAN NEW YORK INTERMEDIATE
                              TAX FREE INCOME FUND

                             AS OF FEBRUARY 28, 2002

HOW THE FUND PERFORMED
JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide current income exempt from federal and New York personal income taxes, had a total return of 1.40% (Select Shares) for the six-month period ended February 28, 2002. This compares to 2.04% for the Lehman NY Competitive Intermediate (1-17 Year Maturities) Index.

HOW THE FUND WAS MANAGED
During the final months of 2001, U.S. fixed-income markets were marked by significant volatility in interest rates and credit spreads. Investors struggled with the aftermath of the September 11th terrorist attacks and the challenges of the first recession in a decade. Corporate retrenchment persisted, with cutbacks affecting capital spending and employment. An accommodative Federal Reserve Board continued to support the flagging economy, lowering the Federal Funds Rate to 1.75% by year-end. In December, a flurry of unexpectedly positive data suggested that business conditions were beginning to improve.

By February 2002, the trend was unmistakable. Economic indicators showed strength in the manufacturing sector with new orders returning to levels last seen in early 2000. Initial unemployment claims continued their declining trend. Personal income, consumer consumption and housing sales were also strong. The municipal market gained support from extremely volatile equity markets, as headline announcements of bankruptcies and accounting miscues dominated the news. Municipals and other fixed income securities, viewed as a safe haven, gained and credit spreads continued to tighten from the previous quarter.

The management team extended duration after September 11th, buying securities with four- to seven-year maturities because they looked most attractive going into year-end. Spreads widened on all New York issues after the events of September 11th. However, the Fund's exposure to the New York City credit was only 4.5%, half of which was in two-year maturities, holding back returns relative to the benchmark.

After September 11th, the management team purchased high-quality issues, such as local school districts and general obligation bonds in municipalities not directly affected by the terrorist attacks but which suffered in sympathy with all New York credits. These credits tightened during October, increasing total return. New York City spreads also tightened, mainly due to lack of supply. The management team took advantage of investor interest and reduced exposure to the City credit and related issuers.

In other parts of the portfolio, the management team increased weightings in Puerto Rico securities because they are tax-exempt in all 50 states and offer tremendous liquidity. The team also bought several large issues that came to market and widened spreads.

LOOKING AHEAD
The economy has shown growth at the beginning of 2002 and the short end of the yield curve may rise as markets anticipate an end to the easing cycle that propelled rates downward over the last year. Employment, consumer confidence, retail spending and the global recovery will be the indicators to watch throughout the year. In preparation for the end of the Fed's easing cycle, the portfolio's duration was reduced to neutral.

   AVERAGE ANNUAL TOTAL RETURNS

                                1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge         5.84%      4.93%      5.81%       6.24%
     With Sales Charge*           1.08%      3.34%      4.84%       5.75%
--------------------------------------------------------------------------------
   Class B Shares
     Without CDSC                 5.00%      4.65%      5.64%       6.15%
     With CDSC**                  0.00%      3.72%      5.32%       6.15%
--------------------------------------------------------------------------------
   Institutional Shares           6.07%      5.01%      5.86%       6.26%
--------------------------------------------------------------------------------
   Select Shares#                 5.90%      4.95%      5.82%       6.24%
--------------------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (2/28/92 TO 2/28/02)

                                    JPMORGAN NEW YORK                                              LIPPER NEW YORK
                                     INTERMEDIATE TAX                LEHMAN MUNICIPAL               MUNICIPAL DEBT
                                FREE INCOME FUND (SELECT SHARES)        BOND INDEX                    FUNDS INDEX
                                --------------------------------        ----------                    -----------
     2/29/1992                           $1,000,000                     $1,000,000                    $1,000,000
     3/31/1992                           $1,002,200                     $1,000,400                    $1,003,800
     4/30/1992                           $1,011,821                     $1,009,304                    $1,015,143
     5/31/1992                           $1,024,469                     $1,021,213                    $1,030,370
     6/30/1992                           $1,050,695                     $1,038,370                    $1,051,802
     7/31/1992                           $1,087,575                     $1,069,521                    $1,090,298
     8/31/1992                           $1,071,479                     $1,059,040                    $1,074,270
     9/30/1992                           $1,072,121                     $1,065,923                    $1,077,923
    10/31/1992                           $1,057,326                     $1,055,477                    $1,060,568
    11/30/1992                           $1,079,847                     $1,074,370                    $1,086,128
    12/31/1992                           $1,094,317                     $1,085,329                    $1,100,139
     1/31/1993                           $1,107,558                     $1,097,919                    $1,114,001
     2/28/1993                           $1,147,209                     $1,137,663                    $1,157,447
     3/31/1993                           $1,136,999                     $1,125,604                    $1,146,220
     4/30/1993                           $1,148,483                     $1,136,973                    $1,158,370
     5/31/1993                           $1,153,995                     $1,143,340                    $1,166,362
     6/30/1993                           $1,168,997                     $1,162,434                    $1,185,957
     7/31/1993                           $1,169,582                     $1,163,945                    $1,186,313
     8/31/1993                           $1,192,506                     $1,188,155                    $1,211,819
     9/30/1993                           $1,205,742                     $1,201,700                    $1,225,391
    10/31/1993                           $1,203,090                     $1,203,983                    $1,227,597
    11/30/1993                           $1,198,638                     $1,193,388                    $1,214,584
    12/31/1993                           $1,216,977                     $1,218,568                    $1,239,483
     1/31/1994                           $1,230,486                     $1,232,460                    $1,252,746
     2/28/1994                           $1,198,124                     $1,200,539                    $1,221,803
     3/31/1994                           $1,165,415                     $1,151,677                    $1,167,677
     4/30/1994                           $1,161,919                     $1,161,467                    $1,168,261
     5/31/1994                           $1,168,658                     $1,171,571                    $1,179,476
     6/30/1994                           $1,164,100                     $1,164,425                    $1,171,574
     7/31/1994                           $1,179,467                     $1,185,734                    $1,191,373
     8/31/1994                           $1,185,010                     $1,189,884                    $1,196,020
     9/30/1994                           $1,166,761                     $1,172,393                    $1,173,774
    10/31/1994                           $1,148,326                     $1,151,524                    $1,149,124
    11/30/1994                           $1,119,503                     $1,130,681                    $1,117,523
    12/31/1994                           $1,145,588                     $1,155,556                    $1,147,585
     1/31/1995                           $1,166,437                     $1,188,605                    $1,180,062
     2/28/1995                           $1,201,430                     $1,223,194                    $1,217,941
     3/31/1995                           $1,212,123                     $1,237,260                    $1,229,147
     4/30/1995                           $1,219,517                     $1,238,745                    $1,230,744
     5/31/1995                           $1,253,298                     $1,278,261                    $1,272,097
     6/30/1995                           $1,241,141                     $1,267,140                    $1,255,306
     7/31/1995                           $1,253,924                     $1,279,178                    $1,262,461
     8/31/1995                           $1,264,959                     $1,295,424                    $1,277,232
     9/30/1995                           $1,272,549                     $1,303,585                    $1,284,257
    10/31/1995                           $1,289,219                     $1,322,487                    $1,306,089
    11/30/1995                           $1,309,589                     $1,344,440                    $1,331,558
    12/31/1995                           $1,322,685                     $1,357,347                    $1,345,273
     1/31/1996                           $1,330,356                     $1,367,663                    $1,351,057
     2/29/1996                           $1,327,030                     $1,358,362                    $1,338,763
     3/31/1996                           $1,307,125                     $1,340,975                    $1,316,272
     4/30/1996                           $1,301,766                     $1,337,221                    $1,310,743
     5/31/1996                           $1,302,026                     $1,336,686                    $1,310,874
     6/30/1996                           $1,311,531                     $1,351,256                    $1,324,638
     7/31/1996                           $1,328,581                     $1,363,552                    $1,337,223
     8/31/1996                           $1,326,986                     $1,363,279                    $1,334,281
     9/30/1996                           $1,340,522                     $1,382,365                    $1,355,896
    10/31/1996                           $1,354,061                     $1,397,986                    $1,369,455
    11/30/1996                           $1,377,215                     $1,423,569                    $1,393,557
    12/31/1996                           $1,363,994                     $1,417,590                    $1,387,008
     1/31/1997                           $1,368,632                     $1,420,284                    $1,386,453
     2/28/1997                           $1,380,402                     $1,433,350                    $1,399,347
     3/31/1997                           $1,365,079                     $1,414,287                    $1,381,155
     4/30/1997                           $1,375,591                     $1,426,167                    $1,393,309
     5/31/1997                           $1,393,886                     $1,447,559                    $1,413,930
     6/30/1997                           $1,406,013                     $1,463,048                    $1,428,353
     7/31/1997                           $1,442,147                     $1,503,574                    $1,472,489
     8/31/1997                           $1,426,716                     $1,489,441                    $1,455,113
     9/30/1997                           $1,440,983                     $1,507,165                    $1,471,993
    10/31/1997                           $1,449,485                     $1,516,811                    $1,480,825
    11/30/1997                           $1,457,747                     $1,525,760                    $1,488,969
    12/31/1997                           $1,479,030                     $1,548,036                    $1,514,133
     1/31/1998                           $1,491,602                     $1,563,981                    $1,528,517
     2/28/1998                           $1,491,304                     $1,564,450                    $1,528,364
     3/31/1998                           $1,491,453                     $1,565,858                    $1,529,128
     4/30/1998                           $1,483,101                     $1,558,812                    $1,517,354
     5/31/1998                           $1,508,165                     $1,583,441                    $1,544,363
     6/30/1998                           $1,512,237                     $1,589,617                    $1,551,313
     7/31/1998                           $1,518,589                     $1,593,591                    $1,553,795
     8/31/1998                           $1,546,075                     $1,618,291                    $1,579,898
     9/30/1998                           $1,567,102                     $1,638,520                    $1,599,647
    10/31/1998                           $1,562,871                     $1,638,520                    $1,593,568
    11/30/1998                           $1,564,746                     $1,644,255                    $1,598,827
    12/31/1998                           $1,574,447                     $1,648,365                    $1,601,865
     1/31/1999                           $1,596,175                     $1,667,981                    $1,619,485
     2/28/1999                           $1,584,682                     $1,660,642                    $1,610,092
     3/31/1999                           $1,582,464                     $1,662,967                    $1,610,576
     4/30/1999                           $1,586,578                     $1,667,124                    $1,614,924
     5/31/1999                           $1,575,313                     $1,657,455                    $1,601,359
     6/30/1999                           $1,548,218                     $1,633,587                    $1,573,975
     7/31/1999                           $1,559,056                     $1,639,468                    $1,575,549
     8/31/1999                           $1,552,040                     $1,626,353                    $1,554,752
     9/30/1999                           $1,554,058                     $1,627,003                    $1,549,155
    10/31/1999                           $1,542,402                     $1,609,432                    $1,522,510
    11/30/1999                           $1,557,363                     $1,626,491                    $1,538,191
    12/31/1999                           $1,552,380                     $1,614,293                    $1,522,656
     1/31/2000                           $1,546,636                     $1,607,351                    $1,510,779
     2/29/2000                           $1,561,174                     $1,625,997                    $1,533,441
     3/31/2000                           $1,583,031                     $1,661,606                    $1,569,937
     4/30/2000                           $1,577,174                     $1,651,802                    $1,557,691
     5/31/2000                           $1,571,496                     $1,643,213                    $1,547,255
     6/30/2000                           $1,605,126                     $1,686,758                    $1,590,423
     7/31/2000                           $1,625,029                     $1,710,204                    $1,613,484
     8/31/2000                           $1,647,292                     $1,736,541                    $1,638,493
     9/30/2000                           $1,638,891                     $1,727,511                    $1,627,843
    10/31/2000                           $1,654,297                     $1,746,341                    $1,646,075
    11/30/2000                           $1,664,884                     $1,759,613                    $1,659,243
    12/31/2000                           $1,706,506                     $1,803,076                    $1,707,693
     1/31/2001                           $1,726,814                     $1,820,926                    $1,719,306
     2/28/2001                           $1,729,922                     $1,826,753                    $1,725,323
     3/31/2001                           $1,743,069                     $1,843,194                    $1,741,196
     4/30/2001                           $1,724,941                     $1,823,288                    $1,720,476
     5/31/2001                           $1,745,468                     $1,842,979                    $1,739,745
     6/30/2001                           $1,758,559                     $1,855,327                    $1,753,663
     7/31/2001                           $1,776,497                     $1,882,786                    $1,778,390
     8/31/2001                           $1,806,519                     $1,913,852                    $1,806,844
     9/30/2001                           $1,792,248                     $1,907,345                    $1,788,414
    10/31/2001                           $1,812,321                     $1,930,042                    $1,808,623
    11/30/2001                           $1,792,929                     $1,913,830                    $1,795,239
    12/31/2001                           $1,777,151                     $1,895,648                    $1,775,671
     1/31/2002                           $1,809,851                     $1,928,443                    $1,799,643
     2/28/2002                           $1,831,983                     $1,951,777                    $1,823,938

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Sales Charge for Class A Shares is 4.50%.

**Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3%
  CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/92, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01(offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Intermediate Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper New York Municipal Debt Funds Index from February 28, 1992 to February 28, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper New York Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

                          JPMORGAN NEW JERSEY TAX FREE
                                  INCOME FUND

                             AS OF FEBRUARY 28, 2002

HOW THE FUND PERFORMED
JPMorgan New Jersey Tax Free Income Fund, which seeks to achieve a high level of after-tax income for New Jersey residents consistent with moderate risk of capital, had a total return of 1.48% for the six-month period ended February 28, 2002. This compares with 2.27% for the Lehman Competitive Intermediate (1-17 Year Maturities) Index.

HOW THE FUND WAS MANAGED
During the final months of 2001, U.S. fixed-income markets were marked by significant volatility in interest rates and credit spreads. Investors struggled with the aftermath of the September 11th terrorist attacks and the challenges of the first recession in a decade. Corporate retrenchment persisted, with cutbacks affecting capital spending and employment. An accommodative Federal Reserve Board continued to support the flagging economy, lowering the Federal Funds Rate to 1.75% by year-end. In December, a flurry of unexpectedly positive data suggested that business conditions were beginning to improve.

By February 2002, the trend was unmistakable. Economic indicators showed strength in the manufacturing sector with new orders returning to levels last seen in early 2000. Initial unemployment claims continued their declining trend. Personal income, consumer consumption and housing sales were also strong. The municipal market gained support from extremely volatile equity markets, as headline announcements of bankruptcies and accounting miscues dominated the news. Municipals and other fixed income securities, viewed as a safe haven, gained and credit spreads continued to tighten from the previous quarter.

To protect the portfolio from interest rate increases, the management team biased the portfolio toward higher coupons. The team sold into strong retail demand and replaced the issues they sold with purchases in the institutional market. The team also increased weightings in Puerto Rico, which are tax-exempt in all 50 states and offer tremendous liquidity. In addition, the team took advantage of the opportunity to buy several large issues that came to market and widened spreads. The management team also reduced weightings in the New Jersey State credit because the rising budget deficit could negatively impact spreads. As a result, the Fund had less then a 1% position in New Jersey general obligation bonds at the end of January.

LOOKING AHEAD
The economy has shown growth at the beginning of 2002 and the front end of the yield curve may rise as markets anticipate an end to the easing cycle that propelled rates downward over the last year. Employment, consumer confidence, retail spending and the global recovery will be the indicators to watch throughout the year. In preparation for the end of the Fed's easing cycle, the portfolio's duration was reduced to neutral.

  AVERAGE ANNUAL TOTAL RETURNS

                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
   Select Shares#                 6.05%      5.36%      5.88%       5.89%
--------------------------------------------------------------------------------

[CHART]

10-YEAR PERFORMANCE (2/28/92 TO 2/28/02)

                             JPMORGAN                                                    LEHMAN                  LIPPER NEW JERSEY
                        NEW JERSEY TAX FREE              LEHMAN MUNICIPAL            7-YEAR MUNICIPAL              MUNICIPAL DEBT
                     INCOME FUND (SELECT SHARES)             BOND INDEX                  BOND INDEX                   FUNDS INDEX
                     ---------------------------             ----------                  ----------                   -----------
     2/29/1992               $1,000,000                   $1,000,000                 $1,000,000                      $1,000,000
     3/31/1992               $  998,300                   $1,000,400                 $  996,600                      $  999,300
     4/30/1992               $1,001,495                   $1,009,304                 $1,005,370                      $1,007,894
     5/31/1992               $1,013,212                   $1,021,213                 $1,015,725                      $1,022,912
     6/30/1992               $1,032,666                   $1,038,370                 $1,031,875                      $1,041,324
     7/31/1992               $1,061,374                   $1,069,521                 $1,062,625                      $1,078,291
     8/31/1992               $1,051,821                   $1,059,040                 $1,051,680                      $1,062,764
     9/30/1992               $1,053,504                   $1,065,923                 $1,060,199                      $1,066,164
    10/31/1992               $1,050,555                   $1,055,477                 $1,053,096                      $1,044,735
    11/30/1992               $1,058,329                   $1,074,370                 $1,068,787                      $1,073,047
    12/31/1992               $1,066,689                   $1,085,329                 $1,077,551                      $1,087,533
     1/31/1993               $1,080,556                   $1,097,919                 $1,093,283                      $1,100,583
     2/28/1993               $1,113,838                   $1,137,663                 $1,126,847                      $1,144,056
     3/31/1993               $1,098,467                   $1,125,604                 $1,112,085                      $1,130,213
     4/30/1993               $1,105,167                   $1,136,973                 $1,118,980                      $1,143,324
     5/31/1993               $1,110,141                   $1,143,340                 $1,122,337                      $1,151,213
     6/30/1993               $1,124,461                   $1,162,434                 $1,142,876                      $1,172,050
     7/31/1993               $1,124,574                   $1,163,945                 $1,142,990                      $1,172,284
     8/31/1993               $1,142,679                   $1,188,155                 $1,163,335                      $1,198,192
     9/30/1993               $1,161,191                   $1,201,700                 $1,176,016                      $1,211,492
    10/31/1993               $1,160,494                   $1,203,983                 $1,179,073                      $1,212,097
    11/30/1993               $1,154,460                   $1,193,388                 $1,168,697                      $1,199,491
    12/31/1993               $1,172,007                   $1,218,568                 $1,190,201                      $1,223,961
     1/31/1994               $1,181,618                   $1,232,460                 $1,202,818                      $1,237,180
     2/28/1994               $1,160,467                   $1,200,539                 $1,176,716                      $1,205,756
     3/31/1994               $1,141,667                   $1,151,677                 $1,145,298                      $1,154,390
     4/30/1994               $1,145,092                   $1,161,467                 $1,153,773                      $1,158,546
     5/31/1994               $1,149,558                   $1,171,571                 $1,159,427                      $1,168,046
     6/30/1994               $1,145,650                   $1,164,425                 $1,157,340                      $1,162,907
     7/31/1994               $1,155,159                   $1,185,734                 $1,173,658                      $1,182,560
     8/31/1994               $1,159,433                   $1,189,884                 $1,179,761                      $1,186,226
     9/30/1994               $1,153,288                   $1,172,393                 $1,168,436                      $1,168,432
    10/31/1994               $1,141,524                   $1,151,524                 $1,156,751                      $1,146,583
    11/30/1994               $1,121,091                   $1,130,681                 $1,139,863                      $1,121,702
    12/31/1994               $1,144,297                   $1,155,556                 $1,157,189                      $1,151,091
     1/31/1995               $1,165,352                   $1,188,605                 $1,178,944                      $1,184,933
     2/28/1995               $1,187,611                   $1,223,194                 $1,205,470                      $1,216,215
     3/31/1995               $1,198,062                   $1,237,260                 $1,218,007                      $1,227,039
     4/30/1995               $1,206,089                   $1,238,745                 $1,221,295                      $1,228,512
     5/31/1995               $1,225,265                   $1,278,261                 $1,253,782                      $1,264,138
     6/30/1995               $1,223,673                   $1,267,140                 $1,252,654                      $1,252,129
     7/31/1995               $1,235,053                   $1,279,178                 $1,268,562                      $1,259,141
     8/31/1995               $1,245,798                   $1,295,424                 $1,283,531                      $1,271,229
     9/30/1995               $1,247,916                   $1,303,585                 $1,288,409                      $1,279,492
    10/31/1995               $1,259,521                   $1,322,487                 $1,299,618                      $1,298,940
    11/30/1995               $1,269,471                   $1,344,440                 $1,313,914                      $1,321,542
    12/31/1995               $1,278,485                   $1,357,347                 $1,320,877                      $1,334,625
     1/31/1996               $1,293,187                   $1,367,663                 $1,333,690                      $1,341,832
     2/29/1996               $1,294,480                   $1,358,362                 $1,329,155                      $1,329,621
     3/31/1996               $1,276,617                   $1,340,975                 $1,316,130                      $1,309,544
     4/30/1996               $1,276,234                   $1,337,221                 $1,313,761                      $1,305,484
     5/31/1996               $1,275,595                   $1,336,686                 $1,311,790                      $1,306,529
     6/30/1996               $1,283,122                   $1,351,256                 $1,321,891                      $1,319,333
     7/31/1996               $1,296,081                   $1,363,552                 $1,332,730                      $1,330,943
     8/31/1996               $1,295,563                   $1,363,279                 $1,333,530                      $1,329,878
     9/30/1996               $1,302,947                   $1,382,365                 $1,345,532                      $1,348,363
    10/31/1996               $1,314,153                   $1,397,986                 $1,360,063                      $1,362,521
    11/30/1996               $1,333,339                   $1,423,569                 $1,382,776                      $1,384,730
    12/31/1996               $1,318,406                   $1,417,590                 $1,378,490                      $1,379,745
     1/31/1997               $1,321,966                   $1,420,284                 $1,383,452                      $1,381,263
     2/28/1997               $1,332,013                   $1,433,350                 $1,394,935                      $1,392,175
     3/31/1997               $1,317,627                   $1,414,287                 $1,376,940                      $1,376,026
     4/30/1997               $1,325,401                   $1,426,167                 $1,383,963                      $1,386,759
     5/31/1997               $1,342,233                   $1,447,559                 $1,401,401                      $1,404,787
     6/30/1997               $1,355,119                   $1,463,048                 $1,414,854                      $1,418,132
     7/31/1997               $1,383,034                   $1,503,574                 $1,447,679                      $1,457,982
     8/31/1997               $1,374,321                   $1,489,441                 $1,437,400                      $1,442,527
     9/30/1997               $1,388,614                   $1,507,165                 $1,452,637                      $1,460,414
    10/31/1997               $1,396,390                   $1,516,811                 $1,461,207                      $1,468,008
    11/30/1997               $1,402,534                   $1,525,760                 $1,466,321                      $1,475,936
    12/31/1997               $1,419,926                   $1,548,036                 $1,484,357                      $1,498,960
     1/31/1998               $1,433,273                   $1,563,981                 $1,499,943                      $1,512,901
     2/28/1998               $1,431,840                   $1,564,450                 $1,501,293                      $1,512,295
     3/31/1998               $1,430,981                   $1,565,858                 $1,501,443                      $1,513,656
     4/30/1998               $1,422,824                   $1,558,812                 $1,492,735                      $1,506,240
     5/31/1998               $1,447,581                   $1,583,441                 $1,514,678                      $1,529,888
     6/30/1998               $1,452,214                   $1,589,617                 $1,518,919                      $1,535,854
     7/31/1998               $1,455,554                   $1,593,591                 $1,523,931                      $1,538,619
     8/31/1998               $1,481,899                   $1,618,291                 $1,547,095                      $1,562,621
     9/30/1998               $1,498,052                   $1,638,520                 $1,567,053                      $1,580,435
    10/31/1998               $1,497,003                   $1,638,520                 $1,569,247                      $1,577,432
    11/30/1998               $1,500,147                   $1,644,255                 $1,573,484                      $1,581,533
    12/31/1998               $1,507,948                   $1,648,365                 $1,576,788                      $1,585,013
     1/31/1999               $1,527,702                   $1,667,981                 $1,599,809                      $1,602,289
     2/28/1999               $1,515,327                   $1,660,642                 $1,590,690                      $1,592,836
     3/31/1999               $1,514,115                   $1,662,967                 $1,590,054                      $1,593,951
     4/30/1999               $1,518,658                   $1,667,124                 $1,594,029                      $1,597,617
     5/31/1999               $1,506,660                   $1,657,455                 $1,586,059                      $1,585,635
     6/30/1999               $1,485,266                   $1,633,587                 $1,563,061                      $1,560,582
     7/31/1999               $1,494,623                   $1,639,468                 $1,573,690                      $1,564,639
     8/31/1999               $1,487,000                   $1,626,353                 $1,570,228                      $1,545,081
     9/30/1999               $1,485,365                   $1,627,003                 $1,575,959                      $1,539,365
    10/31/1999               $1,473,185                   $1,609,432                 $1,569,308                      $1,515,966
    11/30/1999               $1,486,885                   $1,626,491                 $1,580,780                      $1,531,884
    12/31/1999               $1,478,559                   $1,614,293                 $1,574,536                      $1,515,186
     1/31/2000               $1,470,131                   $1,607,351                 $1,570,710                      $1,502,156
     2/29/2000               $1,484,979                   $1,625,997                 $1,577,150                      $1,522,134
     3/31/2000               $1,509,778                   $1,661,606                 $1,599,529                      $1,556,230
     4/30/2000               $1,502,682                   $1,651,802                 $1,593,611                      $1,545,025
     5/31/2000               $1,497,273                   $1,643,213                 $1,590,105                      $1,535,755
     6/30/2000               $1,535,004                   $1,686,758                 $1,625,565                      $1,576,146
     7/31/2000               $1,555,419                   $1,710,204                 $1,646,047                      $1,598,369
     8/31/2000               $1,577,351                   $1,736,541                 $1,667,445                      $1,622,345
     9/30/2000               $1,570,095                   $1,727,511                 $1,662,443                      $1,611,475
    10/31/2000               $1,584,069                   $1,746,341                 $1,676,574                      $1,628,718
    11/30/2000               $1,599,434                   $1,759,613                 $1,684,454                      $1,639,630
    12/31/2000               $1,647,897                   $1,803,076                 $1,717,469                      $1,683,080
     1/31/2001               $1,663,717                   $1,820,926                 $1,746,666                      $1,695,199
     2/28/2001               $1,670,705                   $1,826,753                 $1,747,889                      $1,702,997
     3/31/2001               $1,686,576                   $1,843,194                 $1,762,047                      $1,717,302
     4/30/2001               $1,662,458                   $1,823,288                 $1,746,188                      $1,698,068
     5/31/2001               $1,680,080                   $1,842,979                 $1,766,095                      $1,716,237
     6/30/2001               $1,695,873                   $1,855,327                 $1,774,925                      $1,732,027
     7/31/2001               $1,716,732                   $1,882,786                 $1,797,112                      $1,758,007
     8/31/2001               $1,746,088                   $1,913,852                 $1,824,248                      $1,785,784
     9/30/2001               $1,733,167                   $1,907,345                 $1,823,701                      $1,769,890
    10/31/2001               $1,762,631                   $1,930,042                 $1,842,120                      $1,791,660
    11/30/2001               $1,735,839                   $1,913,830                 $1,821,673                      $1,774,101
    12/31/2001               $1,717,439                   $1,895,648                 $1,806,735                      $1,758,489
     1/31/2002               $1,749,384                   $1,928,443                 $1,840,702                      $1,787,680
     2/28/2002               $1,771,913                   $1,951,777                 $1,864,815                      $1,810,384

# Formerly Institutional Shares.

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 2/28/92, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Income Fund, Lehman Municipal Bond Index, Lehman 7-Year Municipal Bond Index, and Lipper New Jersey Municipal Debt Funds Index from February 28, 1992 to February 28, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Comparison of the Fund performance to the Lehman Competitive Intermediate (1-17 year maturities) Index is not presented as the Index lacks ten years of history. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lehman 7-Year Municipal Bond Index replicates the intermediate-term, investment grade tax-exempt bond market. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

                         JPMORGAN CALIFORNIA BOND FUND

                             AS OF FEBRUARY 28, 2002

HOW THE FUND PERFORMED
JPMorgan California Bond Fund, which seeks to provide current income exempt from federal and California personal income taxes, had a total return of 2.01% (Institutional Shares) for the six-month period ended February 28, 2002. This compares to 2.09% from the Lehman California Competitive Intermediate Bond Index (1-17 Year).

HOW THE FUND WAS MANAGED
During the final months of 2001, U.S. fixed income markets were marked by significant volatility in interest rates and credit spreads. Investors struggled with the aftermath of the September 11th terrorist attacks and the challenges of the first recession in a decade. Corporate retrenchment persisted, with cutbacks affecting capital spending and employment. An accommodative Federal Reserve Board continued to support the flagging economy, lowering the Federal Funds Rate to 1.75% by year-end. In December, a flurry of unexpectedly positive data suggested that business conditions were beginning to improve.

By February 2002, the trend was unmistakable. Economic indicators showed strength in the manufacturing sector with new orders returning to levels last seen in early 2000. Initial unemployment claims continued their declining trend. Personal income, consumer consumption and housing sales were also strong. The municipal market gained support from extremely volatile equity markets, as headline announcements of bankruptcies and accounting miscues dominated the news. Municipals and other fixed income securities, viewed as a safe haven, gained and credit spreads continued to tighten from the previous quarter.

California municipal spreads were stable to slightly wider at the beginning of 2002, as investors coped with continued uncertainty over the timing of the largest bond issuance in history. The purpose of the issuance will be to repay the state's general fund for its purchase of power during the summer of 2001. As a result of this uncertainty, spreads between the general obligation credit and the market widened, then began to narrow again in December. The Fund slightly underperformed its benchmark amid the uncertainty. However, because the management team minimized the Fund's exposure to the general obligation issue, it limited the impact on the portfolio of the wider spreads. In general, spreads on the general-obligation debt were very volatile during January and February as investors digested the announcement of three $1 billion issues that would come in the first half of the year. The management team also diversified out of state when opportunities presented themselves.

LOOKING AHEAD
The economy has shown growth at the beginning of 2002 and the front end of the yield curve may rise as markets anticipate an end to the easing cycle that propelled rates downward over the last year. Employment, consumer confidence, retail spending and the global recovery will be the indicators to watch throughout the year. In preparation for the anticipated end of the Fed's easing cycle, the portfolio's duration was reduced to neutral. The management team expects California spreads to continue to be volatile as the large restructuring issues come to market.

   AVERAGE ANNUAL TOTAL RETURNS

                                                                    SINCE
                                                                INCEPTION
                                 1 YEAR     3 YEARS    5 YEARS  (12/23/96)
--------------------------------------------------------------------------------
  Class A Shares
     Without Sales Charge         6.00%      5.21%      5.75%       5.74%
     With Sales Charge*           1.19%      3.61%      4.79%       4.80%
--------------------------------------------------------------------------------
   Institutional Shares           6.15%      5.33%      5.88%       5.86%
   Select Shares                  5.88%      5.17%      5.73%       5.71%
--------------------------------------------------------------------------------

[CHART]

LIFE OF FUND PERFORMANCE (12/23/96 TO 2/28/02)

                             JPMORGAN CALIFORNIA           LEHMAN CALIFORNIA COMPETITIVE                   LEHMAN 1-16 YEAR
                        BOND FUND (INSTITUTIONAL SHARES)  INTERMEDIATE BOND INDEX (1-17 YEAR)            MUNICIPAL BOND INDEX
                        -------------------------------   -----------------------------------            --------------------
    12/22/1996                     $3,000,000                         $3,000,000                               $3,000,000
    12/31/1996                     $3,009,300                         $3,000,000                               $3,000,000
     1/31/1997                     $3,003,281                         $3,011,400                               $3,011,700
     2/28/1997                     $3,028,809                         $3,036,395                               $3,036,396
     3/31/1997                     $2,999,127                         $3,001,476                               $3,002,085
     4/30/1997                     $3,016,822                         $3,021,286                               $3,021,298
     5/31/1997                     $3,061,169                         $3,060,260                               $3,059,638
     6/30/1997                     $3,090,250                         $3,089,333                               $3,088,399
     7/31/1997                     $3,165,343                         $3,161,932                               $3,159,123
     8/31/1997                     $3,135,906                         $3,138,534                               $3,136,378
     9/30/1997                     $3,174,791                         $3,171,802                               $3,169,309
    10/31/1997                     $3,179,236                         $3,189,247                               $3,186,424
    11/30/1997                     $3,193,224                         $3,203,280                               $3,199,807
    12/31/1997                     $3,241,761                         $3,243,641                               $3,239,164
     1/31/1998                     $3,265,102                         $3,276,078                               $3,271,232
     2/28/1998                     $3,266,734                         $3,278,699                               $3,273,849
     3/31/1998                     $3,258,894                         $3,280,666                               $3,275,813
     4/30/1998                     $3,238,363                         $3,267,215                               $3,262,383
     5/31/1998                     $3,287,586                         $3,313,610                               $3,308,154
     6/30/1998                     $3,295,477                         $3,325,539                               $3,320,063
     7/31/1998                     $3,303,386                         $3,334,517                               $3,329,027
     8/31/1998                     $3,355,910                         $3,382,201                               $3,376,299
     9/30/1998                     $3,408,933                         $3,421,773                               $3,415,465
    10/31/1998                     $3,410,296                         $3,427,248                               $3,421,612
    11/30/1998                     $3,421,209                         $3,436,844                               $3,430,851
    12/31/1998                     $3,423,262                         $3,447,498                               $3,441,486
     1/31/1999                     $3,470,503                         $3,491,626                               $3,485,193
     2/28/1999                     $3,448,986                         $3,476,263                               $3,469,858
     3/31/1999                     $3,453,125                         $3,478,001                               $3,471,246
     4/30/1999                     $3,450,708                         $3,488,087                               $3,481,313
     5/31/1999                     $3,431,729                         $3,471,345                               $3,464,951
     6/30/1999                     $3,382,998                         $3,426,564                               $3,420,946
     7/31/1999                     $3,407,356                         $3,444,725                               $3,439,419
     8/31/1999                     $3,398,156                         $3,434,735                               $3,430,820
     9/30/1999                     $3,413,108                         $3,443,666                               $3,440,770
    10/31/1999                     $3,391,264                         $3,424,725                               $3,423,910
    11/30/1999                     $3,420,090                         $3,455,205                               $3,453,698
    12/31/1999                     $3,402,647                         $3,440,348                               $3,439,538
     1/31/2000                     $3,404,689                         $3,434,155                               $3,433,691
     2/29/2000                     $3,434,650                         $3,458,881                               $3,456,696
     3/31/2000                     $3,489,604                         $3,511,456                               $3,506,819
     4/30/2000                     $3,475,297                         $3,499,869                               $3,498,052
     5/31/2000                     $3,471,474                         $3,488,319                               $3,487,208
     6/30/2000                     $3,547,500                         $3,564,713                               $3,561,834
     7/31/2000                     $3,585,813                         $3,605,351                               $3,601,726
     8/31/2000                     $3,638,165                         $3,650,778                               $3,646,028
     9/30/2000                     $3,630,161                         $3,640,191                               $3,636,147
    10/31/2000                     $3,657,751                         $3,673,317                               $3,668,145
    11/30/2000                     $3,674,576                         $3,693,520                               $3,688,320
    12/31/2000                     $3,748,803                         $3,765,544                               $3,760,242
     1/31/2001                     $3,791,539                         $3,813,366                               $3,809,501
     2/28/2001                     $3,797,226                         $3,823,281                               $3,819,787
     3/31/2001                     $3,814,694                         $3,853,867                               $3,849,887
     4/30/2001                     $3,752,133                         $3,822,265                               $3,819,858
     5/31/2001                     $3,805,413                         $3,860,870                               $3,858,438
     6/30/2001                     $3,829,387                         $3,882,877                               $3,880,045
     7/31/2001                     $3,879,169                         $3,929,472                               $3,925,442
     8/31/2001                     $3,951,710                         $3,988,021                               $3,983,146
     9/30/2001                     $3,941,830                         $3,987,223                               $3,983,903
    10/31/2001                     $4,002,140                         $4,027,494                               $4,023,742
    11/30/2001                     $3,958,917                         $3,992,858                               $3,989,138
    12/31/2001                     $3,920,912                         $3,964,908                               $3,962,011
     1/31/2002                     $3,985,607                         $4,030,329                               $4,026,988
     2/28/2002                     $4,030,745                         $4,078,290                               $4,074,507

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Sales Charge for Class A Shares is 4.50%.

The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/7/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17 Year), and Lehman 1-16 Year Municipal Bond Index from December 23, 1996 to February 28, 2002. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17 Year) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lehman 1-16 Year Municipal Bond Index is composed of tax-exempt securities of various states and measures overall tax-exempt bond market performance. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

                          JPMORGAN TAX FREE INCOME FUND
                            PORTFOLIO OF INVESTMENTS

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 92.5%
--------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 92.5%
             ALABAMA -- 0.5%
  $ 4,000    Jefferson County, Sewer, Ser. D, Warrants, Rev.,
               FGIC, 5.75%, 02/01/22                                  $    4,168

             ARIZONA -- 4.7%
    5,300    Pima County Unified School District No. 1, Tucson,
               GO, FGIC, 7.50%, 07/01/10                                   6,608
   31,000    Salt River Project Agricultural Improvement & Power
               District, Salt River Project, Ser. A, Rev., 5.25%,
               01/01/06                                                   33,385
                                                                      ----------
                                                                          39,993
             ARKANSAS -- 0.6%
    5,000    Arkansas State, Federal Highway Grant Anticipation,
               Ser. A, GO, 5.25%, 08/01/05                                 5,404

             CALIFORNIA -- 6.8%
    2,000    California State, GO, MBIA-IBC, 6.50%, 11/01/09               2,365
    1,000    California State, Ser. B, GO, 10.00%, 08/01/02                1,034
    1,000    California State, Veterans Bonds, Ser. AM, GO,
               9.00%, 10/01/05                                             1,207
   21,000    California Statewide Communities Development
               Authority, Sherman Oaks Project, Ser. A, Rev.,
               AMBAC, 5.00%, 08/01/22                                     21,489
    1,000    Fullerton University Foundation, Auxiliary
               Organization, Ser. A, Rev., MBIA, 5.75%, 07/01/30           1,076
    4,000    Los Angeles Harbor Department, Rev., ^, 7.60%,
               10/01/18                                                    5,121
    3,000    Modesto Irrigation District Financing Authority,
               Ser. A, Rev., MBIA, 6.00%, 10/01/15                         3,388
    9,930    Pomona Unified School District, Ser. A, GO, MBIA,
               6.15%, 08/01/15                                            11,696
    2,510    Riverside, California, Electric, Rev., FSA, 5.25%,
               10/01/15                                                    2,719
   13,600    San Joaquin Hills Transportation Corridor Agency,
               Toll Road, Cabs, Senior Lien, Rev., ^, 0.00%,
               01/01/24                                                    4,427
    2,800    South Orange County Public Financing Authority,
               Special Tax, Senior Lien, Ser. A, MBIA, 6.20%,
               09/01/13                                                    3,025
                                                                      ----------
                                                                          57,547
             COLORADO -- 2.6%
    1,190    Adams County School District No. 12, GO, FGIC,
               6.20%, 12/15/10                                             1,281
    1,145    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/11                                                    1,238
      100    Colorado Water Resources & Power Development
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/13                                                      108

                       See notes to financial statements.

                                                                              13

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             COLORADO --  CONTINUED
  $ 2,000    Denver City & County, Airport, Ser. A, Rev., AMBAC,
               6.00%, 11/15/17                                        $    2,147
      570    Douglas County Sales & Use Tax, Open Space,
               Rev., FSA, 5.35%, 10/15/14                                    610
    6,000    Garfield, Pitkin & Eagle Counties, School District No.
               Re 1, Roaring Fork, GO, ^, MBIA, 6.60%, 06/15/04            6,640
    3,050    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/05                                             3,356
    4,400    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/06                                             4,903
    1,620    Platte River Power Authority, Ser. DD, Rev., MBIA,
               6.00%, 06/01/07                                             1,820
                                                                      ----------
                                                                          22,103
             CONNECTICUT -- 0.1%
    1,015    Connecticut State Housing Finance Authority,
               Housing Mortgage Finance Program, Ser. C-1, Rev.,
               6.60%, 11/15/23                                             1,045

             DELAWARE -- 0.7%
    5,000    Delaware State Economic Development Authority,
               Osteopathic Hospital Association of Delaware, Ser. A,
               Rev., ^, 6.90%, 01/01/18                                    6,075

             FLORIDA -- 3.4%
    2,200    Dade County, Special Obligation, Special Tax, Miami
               Beach Convention Center Project, ^, FGIC, 8.63%,
               12/01/07                                                    2,653
    3,000    Florida State Division of Bond Finance, General
               Services, Department of Environmental Protection &
               Preservation 2000, Ser. A, Rev., FGIC, 5.38%,
               07/01/11                                                    3,256
    3,670    Greater Orlando Aviation Authority, Airport Facilities,
               Ser. A, Rev., FGIC, 6.50%, 10/01/12                         3,835
    3,205    Hillsborough County Aviation Authority, Tampa
               International Airport, Ser. B, Rev., FGIC, 6.00%,
               10/01/18                                                    3,641
    3,800    Lakeland, Florida, Electric & Water, First Lien,
               Ser. B, Rev., FSA, 6.05%, 10/01/14                          4,388
    3,130    Orange County Health Facilities Authority, Ser. A,
               Rev., ^, MBIA, 6.25%, 10/01/12                              3,717
    1,295    Orange County Health Facilities Authority, Ser. A,
               Rev., MBIA, 6.25%, 10/01/12                                 1,513
    1,630    Orange County Health Facilities Authority, Ser. C,
               Rev., ^, MBIA, 6.25%, 10/01/12                              1,936
      680    Orange County Health Facilities Authority, Ser. C,
               Rev., MBIA, 6.25%, 10/01/12                                   795
    2,505    Orange County, Tourist Development, Ser. A, GO,
               AMBAC, 6.50%, 10/01/10                                      2,620
      495    Orange County, Tourist Development, Ser. A, Rev., ^,
               AMBAC, 6.50%, 10/01/10                                        517
                                                                      ----------
                                                                          28,871

                       See notes to financial statements.

14

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             GEORGIA -- 6.5%
  $ 5,000    Burke County Development Authority, PCR,
               Oglethorpe Power Co., Rev., ^, MBIA, 8.00%,
               01/01/03                                               $    5,410
   10,000    Dalton Development Authority, Rev., MBIA, 5.50%,
               08/15/26                                                   10,762
    7,640    De Kalb County Housing Authority, Apartment
               Development, Fox Hollow Apartments, Rev., ^,
               7.00%, 05/15/07                                             8,745
    1,000    De Kalb County, Water & Sewer Systems, Rev.,
               5.25%, 10/01/11                                             1,091
    7,000    Georgia Municipal Electric Authority, Power, Ser. Z,
               Rev., MBIA-IBC, 5.50%, 01/01/20                             7,564
       15    Georgia State Residential Finance Authority, Single
               Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18                 15
    5,000    Metropolitan Atlanta Rapid Transit Authority, Sales
               Tax, Second Indenture, Ser. A, Rev., ^, MBIA, 6.90%,
               07/01/04                                                    5,624
   10,485    Metropolitan Atlanta Rapid Transit Authority, Sales
               Tax, Ser. P, Rev., AMBAC, 6.25%, 07/01/20                  12,296
    3,110    Savanah Economic Development Authority, College
               of Art & Design, Inc. Project, Rev., 6.60%, 10/01/15        3,289
                                                                      ----------
                                                                          54,796
             HAWAII -- 0.7%
    5,000    Honolulu City & County, Ser. A, GO, 7.35%,
               07/01/08                                                    5,989

             ILLINOIS -- 2.9%
       75    Chicago O'Hare International Airport, Ser. A, Rev.,
               7.50%, 01/01/03                                                76
   10,000    Chicago, Illinois, Water, Second Lien, Rev., AMBAC,
               1, 5.75%, 11/01/30                                         11,025
    3,990    Cook County Community High School District No.
               219, Niles Township, GO, FGIC, 8.00%, 12/01/15              5,424
      594    Illinois Health Facilities Authority, Ser. A, Rev., ^,
               MBIA, 7.90%, 08/15/03                                         630
      764    Illinois Health Facilities Authority, Ser. A, Rev.,
               MBIA, 7.90%, 08/15/03                                         767
    3,250    Illinois Housing Development Authority, Multi-Family
               Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16                 3,306
    2,425    Regional Transportation Authority, Rev., MBIA,
               6.25%, 07/01/15                                             2,854
                                                                      ----------
                                                                          24,082
             IOWA -- 0.7%
    5,000    Muscatine, Iowa, Electric, Ser. A, Rev., AMBAC,
               5.50%, 01/01/11                                             5,507

             KANSAS -- 0.1%
    1,000    Johnson County Water District No. 1, Rev., 5.00%,
               12/01/10                                                    1,074

                       See notes to financial statements.

                                                                              15

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             KENTUCKY -- 1.1%
  $ 8,000    Louisville & Jefferson Counties Metropolitan Sewer
               District, Sewer & Drain System, Ser. A, Rev., ^,
               AMBAC, 6.50%, 11/15/04                                 $    9,039

             LOUISIANA -- 1.1%
    2,000    Orleans Parish School Board, Defeased, Rev., ^,
               MBIA, 8.85%, 02/01/06                                       2,418
    2,000    Orleans Parish School Board, Defeased, Rev., ^,
               MBIA, 8.90%, 02/01/07                                       2,489
    4,000    Orleans Parish School Board, GO, ^, FGIC, 7.50%,
               09/01/05                                                    4,621
                                                                      ----------
                                                                           9,528
             MASSACHUSETTS -- 5.7%
    3,500    Chelsea, Massachusetts, School Project Loan Act of
               1948, GO, ^, AMBAC, 6.50%, 06/15/04                         3,901
    9,000    Massachusetts State Port Authority, Ser. B, Rev.,
               FSA, 5.50%, 07/01/13                                        9,534
    5,580    Massachusetts State, Consolidated Bonds, Ser. B, GO,
               5.00%, 05/01/04                                             5,897
   25,000    Massachusetts State, Consolidated Bonds, Ser. C, GO,
               5.25%, 12/01/07                                            27,389
    1,000    New England Education Loan Marketing Corp.,
               Student Loan, Sub-Issue H, Rev., 6.90%, 11/01/09            1,154
                                                                      ----------
                                                                          47,875
             MICHIGAN -- 0.1%
      500    Wayne County, Building Authority, Ser. A, GO, ^,
               8.00%, 03/01/02                                               510

             MISSOURI -- 0.2%
    1,105    Sikeston, Missouri, Electric, Rev., MBIA, 6.00%,
               06/01/16                                                    1,278

             NEVADA -- 0.0%
       55    Nevada Housing Division, Single Family Housing,
               Ser. A-3, Rev., 8.20%, 10/01/19                                56

             NEW HAMPSHIRE -- 0.4%
    3,240    Manchester Housing & Redevelopment Authority,
               Ser. A, Rev., 6.75%, 01/01/15                               3,475

             NEW JERSEY -- 4.0%
    4,200    Freehold Regional High School District, GO, ^, FGIC,
               5.60%, 03/01/10                                             4,692
    3,455    Middletown Township Board of Education, GO, ^,
               MBIA, 5.80%, 08/01/07                                       3,876
    5,215    New Jersey Economic Development Authority,
               Educational Testing Service, Ser. B, Rev., ^, MBIA,
               6.25%, 05/15/05                                             5,877
    1,500    New Jersey Sports & Exposition Authority, Rev., ^,
               8.30%, 01/01/03                                             1,582

                       See notes to financial statements.

16

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW JERSEY -- CONTINUED
  $ 2,905    New Jersey Sports & Exposition Authority, State
               Contract, Ser. A, Rev., 6.50%, 03/01/19                $    2,971
      565    New Jersey Sports & Exposition Authority, State
               Contract, Ser. A, Rev., ^, 6.50%, 03/01/02                    576
    1,500    New Jersey State Educational Facilities Authority,
               Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
               07/01/28                                                    1,484
    5,000    New Jersey State Highway Authority, Transportation
               Systems, Garden State Parkway, Rev., 6.20%,
               01/01/10                                                    5,719
    3,125    New Jersey Transportation Trust Fund Authority,
               Ser. B, Rev., 6.50%, 06/15/10                               3,679
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15                                                    1,132
    1,875    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. B, Rev., ^, MBIA, 6.50%,
               06/15/10                                                    2,220
                                                                      ----------
                                                                          33,808
             NEW MEXICO -- 0.7%
    5,000    Bernalillo County, Gross Receipts, Ser. B, Rev.,
               5.70%, 04/01/27                                             5,513

             NEW YORK -- 19.0%
      410    New York City IDA, Civic Facility, Mount St. Vincent
               College, Rev., 7.00%, 05/01/08                                431
    3,500    New York City IDA, IDR, Brooklyn Navy Yard Cogen
               Partners Project, Rev., 6.20%, 10/01/22                     3,706
    1,990    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev, FGIC, 5.50%,
               06/15/23                                                    2,028
    2,850    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., 5.75%,
               06/15/30                                                    3,005
    8,000    New York City Transitional Finance Authority, Future
               Tax Secured, Ser. C, Rev., 5.50%, 11/01/24                  8,318
    9,000    New York City Transitional Finance Authority, Future
               Tax Secured, Ser. C, Rev., 5.50%, 11/01/29                  9,336
    2,000    New York City, New York, Ser. A, GO, 5.38%,
               08/01/15                                                    2,070
   12,000    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/08                                            13,407
    2,450    New York City, New York, Ser. A, GO, MBIA-IBC,
               6.25%, 08/01/09                                             2,737
    4,000    New York City, New York, Ser. B, GO, MBIA, 6.50%,
               08/15/10                                                    4,721
   10,155    New York Mortgage Agency, Homeowner Mortgage,
               Ser. 85, Rev., 5.70%, 10/01/17                             10,524
    5,000    New York State Dorm Authority, City University
               System, Consolidated Bonds, Ser. A, Rev., FSA, 5.75%,
               07/01/13                                                    5,681

                       See notes to financial statements.

                                                                              17

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 1,500    New York State Dorm Authority, Insured Mortgage
               Nursing Home, Ser. A, Rev., MBIA, 5.50%, 08/01/30      $    1,533
    2,000    New York State Dorm Authority, Pratt Institute, Rev.,
               6.00%, 07/01/28                                             2,139
    4,500    New York State Dorm Authority, University of
               Rochester, Ser. A, Rev., ^, 6.40%, 07/01/04                 5,035
    6,000    New York State Energy Research & Development
               Authority, PCR, Niagara Mohawk Power Corp., Ser. A,
               Rev., FGIC, 7.20%, 07/01/29                                 6,705
    2,650    New York State Environmental Facilities Corp., PCR,
               Revolving Fund, Ser. D, Rev., 6.85%, 11/15/11               2,971
      355    New York State Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                      357
    4,000    New York State Housing Finance Agency, State
               University Construction, Ser. A, Rev., ^, 7.90%,
               11/01/06                                                    4,548
    2,780    New York State Medical Care Facilities Finance
               Agency, Hospital and Nursing Home, Ser. C, Rev., ^,
               6.25%, 08/15/12                                             2,896
    2,000    New York State Medical Care Facilities Finance
               Agency, Special Obligation, Mental Health Services
               Improvement Facilities, Ser. A, Rev., ^, 8.30%,
               05/01/04                                                    2,267
    2,500    New York State Urban Development Corp.,
               Correctional Capital Facilities, Rev., MBIA-IBC, 5.70%,
                01/01/27                                                   2,607
    4,100    New York State, GO, ^, 6.30%, 09/15/02                        4,292
    6,270    Port Authority of New York & New Jersey,
               Consolidated Bonds, 78th Ser., Rev., 6.50%,
               04/15/11                                                    6,359
   26,000    Port Authority of New York & New Jersey,
               Consolidated Bonds, 93rd Ser., Rev., 6.13%,
               06/01/94                                                   29,411
    9,000    Triborough Bridge & Tunnel Authority, Convention
               Center Project, Ser. E, Rev., 7.25%, 01/01/10              10,493
   11,000    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. A, Rev., 5.00%, 01/01/32                     10,752
    2,000    Utica IDA, Civic Facility, Munson-Williams-Proctor
               Institute Project, Ser. A, Rev., 5.38%, 07/15/19            2,063
                                                                      ----------
                                                                         160,392
             NORTH CAROLINA -- 1.6%
   12,205    North Carolina Eastern Municipal Power Agency,
               Ser. A, Rev., MBIA, 6.00%, 01/01/06                        13,429

             NORTH DAKOTA -- 0.7%
    5,000    Mercer County, PCR, Antelope Valley Station, Rev.,
               AMBAC, 7.20%, 06/30/13                                      6,121

                       See notes to financial statements.

18

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             OHIO -- 17%
  $11,000    Cleveland, Ohio, Public Power System, First
               Mortgage, Ser. A, Rev., ^, MBIA, 7.00%, 11/15/04       $   12,581
    2,000    Dublin, Ohio, Refunding & Public Improvement,
               Ser. A, GO, 5.25%, 12/01/14                                 2,117
                                                                      ----------
                                                                          14,698
             OKLAHOMA -- 2.2%
    4,260    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.00%,
               05/01/09                                                    4,549
    2,810    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.50%,
               05/01/11                                                    3,039
    1,870    Oklahoma Housing Finance Agency, Single Family
               Housing, Ser. B-2, Rev., 6.80%, 09/01/26                    1,936
    3,240    Oklahoma Turnpike Authority, 2nd Ser., Ser. A, Rev.,
               FGIC, 5.25%, 01/01/13                                       3,422
    5,000    Tulsa Metropolitan Utility Authority, Rev., MBIA,
               5.75%, 09/01/19                                             5,295
                                                                      ----------
                                                                          18,241
             OREGON -- 2.5%
    5,780    Oregon State, Higher Education Building, Ser. A, GO,
                ^, 6.45%, 08/01/04                                         6,403
    5,565    Portland, Oregon, Sewer Systems, Ser. A, Rev.,
               FGIC, 5.00%, 06/01/15                                       5,686
    3,695    Salem Hospital Facility Authority, Salem Hospital,
               Rev., 5.25%, 08/15/14                                       3,827
    5,000    Washington County Unified Sewer Agency, Senior
               Lien, Ser. A, Rev., FGIC, 5.75%, 10/01/10                   5,612
                                                                      ----------
                                                                          21,528
             PENNSYLVANIA -- 3.2%
    2,255    Allegheny County Hospital Development Authority,
               South Hills Health, Ser. B, Rev., 6.75%, 05/01/25           2,394
    6,805    Carbon County IDA, Panther Creek Partners Project,
               Rev., 6.65%, 05/01/10                                       7,310
   13,500    Delaware Valley Regional Finance Authority, Local
               Government, Ser. A, Rev., AMBAC, 5.50%, 08/01/28           14,549
    2,580    Pennsylvania State Higher Educational Facilities
               Authority, Ser. T, Rev., AMBAC, 5.00%, 06/15/05             2,756
                                                                      ----------
                                                                          27,009
             PUERTO RICO -- 7.6%
    5,655    Puerto Rico Commonwealth, GO, MBIA, 6.00%,
               07/01/16                                                    6,628
   26,000    Puerto Rico Commonwealth, Public Improvement,
               Ser. A, GO, 5.50%, 07/01/29                                27,690
    5,000    Puerto Rico Electric Power Authority, Ser. Y, Rev.,
               MBIA, 7.00%, 07/01/07                                       5,887
    5,000    Puerto Rico Highway & Transportation Authority,
               Ser. B, Rev., ^, 6.00%, 07/01/10                            5,846
    9,900    Puerto Rico Highway & Transportation Authority,
               Ser. D, Rev., FSA, 5.00%, 07/01/32                          9,841

                       See notes to financial statements.

                                                                              19

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             PUERTO RICO -- CONTINUED
  $ 1,500    Puerto Rico Highway & Transportation Authority,
               Ser. T, Rev., ^, 6.63%, 07/01/02                       $    1,548
    2,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                        2,838
    3,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. A, Rev., AMBAC, 6.25%, 07/01/11            3,530
       40    Puerto Rico Urban Renewal & Housing Corp., Rev.,
               7.88%, 10/01/04                                                40
                                                                      ----------
                                                                          63,848
             SOUTH CAROLINA -- 2.4%
    5,800    Richland County School District No. 1, GO, 4.63%,
               03/01/22                                                    5,450
    5,000    South Carolina State Public Service Authority,
               Ser. A, Rev., AMBAC, 6.25%, 01/01/22                        5,468
    4,610    York County School District No. 3, Rock Hill, GO,
               5.00%, 03/01/04                                             4,854
    3,925    York County School District No. 3, Rock Hill, GO,
               5.00%, 03/01/05                                             4,245
                                                                      ----------
                                                                          20,017
             SOUTH DAKOTA -- 0.4%
    3,000    Heartland Consumers Power District, Rev., ^, 7.00%,
               01/01/16                                                    3,605
      100    South Dakota Housing Development Authority,
               Homeownership Mortgage, Single Family Housing,
               Ser. A, Rev., 5.88%, 05/01/12                                 103
                                                                      ----------
                                                                           3,708
             TENNESSEE -- 0.4%
    3,000    Metropolitan Government of Nashville & Davidson
               Counties, Water & Sewer, Rev., FGIC, 5.20%,
               01/01/13                                                    3,198
             TEXAS -- 4.9%
    6,500    Austin, Texas, Utility System, Rev., MBIA-IBC,
               6.00%, 11/15/13                                             7,447
    2,115    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/08                                       2,350
    2,945    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/09                                       3,272
    2,000    Dallas-Fort Worth Regional Airport, Ser. A, Rev.,
               FGIC, 7.38%, 11/01/11                                       2,222
    2,500    Houston, Texas, Water Conveyance System, COP,
               Ser. F, AMBAC, 7.20%, 12/15/05                              2,887
    2,000    Houston, Texas, Water Conveyance System, COP,
               Ser. F, AMBAC, 7.20%, 12/15/06                              2,349
    5,000    Plano Independent School District, GO, 5.25%,
               02/15/15                                                    5,211
   14,540    Texas State, Public Finance Authority, Ser. A, GO,
               5.25%, 10/01/11                                            15,762
                                                                      ----------
                                                                          41,500

                       See notes to financial statements.

20

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             UTAH -- 1.4%
  $ 1,000    Sevier County School District, GO, ^, MBIA, 9.20%,
               05/01/03                                               $    1,084
   10,000    Utah State, Ser. B, GO, 4.50%, 07/01/05                      10,548
                                                                      ----------
                                                                          11,632
             WASHINGTON -- 0.9%
    7,000    Energy Northwest of Washington, Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                 7,536
      250    Washington Public Power Supply System, Nuclear
               Project No. 1, Ser. B, Rev., 7.25%, 07/01/09                  289
                                                                      ----------
                                                                           7,825
             -------------------------------------------------------------------
             Total State and Municipal Obligations                       780,882
             (Cost $737,114)
--------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- 7.5%
--------------------------------------------------------------------------------
             SHORT TERM -- MUNICIPAL SECURITIES-- 6.7%

             CONNECTICUT -- 2.1%
   15,000    Connecticut State, Special Tax Obligation, Ser.
               PA-925, Rev., FRDO, 8.13%, 03/07/02                        18,089

             FLORIDA -- 1.5%
   11,265    Florida State Department of Environmental
               Protection, Ser. 11-R-123, Rev., FRDO, MBIA, 6.27%,
               03/07/02                                                   12,701

             GEORGIA -- 2.1%
   15,000    Private Colleges & Universities Authority, Ser.
               PA-924, Rev., FRDO, 7.73%, 03/07/02                        17,726

             MICHIGAN -- 0.6%
    5,000    Michigan Strategic Fund, Detroit Edison Co., Ser.
               CC, Rev., FRDO, AMBAC, 4.85%, 03/28/02                      5,250

             MULTIPLE STATES -- 0.4%
    3,200    Puttable Floating Option Tax-Exempt Receipts, Ser.
               PPT-34, FRDO, 1.66%, 03/07/02                               3,200
--------------------------------------------------------------------------------
             Total Short Term -- Municipal Securities                     56,966
             (Cost $56,641)
--------------------------------------------------------------------------------

   SHARES
             MONEY MARKET FUND -- 0.8%

             UNITED STATES -- 0.8%
    7,104    JPMorgan Tax Free Money Market (a)                            7,104
             (Cost $7,104)

--------------------------------------------------------------------------------
             Total Short-Term Investments                                 64,070
             (Cost $63,745)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                                $844,952
             (Cost $800,859)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                         JPMORGAN INTERMEDIATE TAX FREE
                                  INCOME FUND

                            PORTFOLIO OF INVESTMENTS

AS OF FEBRUARY 28, 2002 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 89.8%
--------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS-- 89.8%

             ALABAMA -- 0.6%
  $ 8,485    Alabama Public School & College Authority, Capital
               Improvement, Ser. D, Rev., 5.25%, 08/01/05             $    9,153
    1,000    Shelby County Board of Education, Capital Outlay
               School Warrants, AMBAC, 5.70%, 02/01/09                     1,081
                                                                      ----------
                                                                          10,234
             ARIZONA -- 2.5%
    3,075    Arizona Health Facilities Authority, Catholic
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09              3,306
   30,000    Salt River Project Agricultural Improvement & Power
               District, Salt River Project, Ser. A, Rev., 5.25%,
               01/01/06                                                   32,308
    7,630    Salt River Project Agricultural Improvement & Power
               District, Salt River Project, Ser. B, Rev., 5.15%,
               01/01/07                                                    8,213
                                                                      ----------
                                                                          43,827
             CALIFORNIA -- 5.6%
   12,330    Alameda County, Ser. A, COP, MBIA, 5.38%, 12/01/10           13,844
    2,140    Bay Area Governments Association, Bay Area Rapid
               Transit, FTA Capital Grant, Ser. A, Rev., AMBAC,
               5.00%, 06/15/08                                             2,156
   35,000    Bay Area Governments Association, Bay Area Rapid
               Transit, FTA Capital Grant, Ser. A, Rev., AMBAC,
               4.88%, 06/15/09                                            36,893
    2,520    California State Department of Water Resources,
               Water Systems, Ser. J-1, Rev., 7.00%, 12/01/12              3,164
   11,975    California Statewide Communities Development
               Authority, Catholic Healthcare West, COP,
               6.00%, 07/01/09                                            13,023
   10,435    Contra Costa Water District, Ser. K, Rev., FSA,
               5.50%, 10/01/14                                            11,727
    5,000    Los Angeles County Public Works Financing
               Authority, Regional Park & Open Space District,
             Ser. A, Rev., ^, MBIA-IBC, 6.00%, 10/01/08                    5,617
    2,500    Los Angeles County Public Works Financing
               Authority, Ser. A, Rev., MBIA, 6.00%, 09/01/06              2,832
    1,505    Tulare County, Ser. G, Rev., 6.40%, 06/01/14                  1,505
    8,000    Tustin Unified School District, Community Facilities,
               Ser. 1997-1, BAN, 6.10%, 09/01/02                           8,123
                                                                      ----------
                                                                          98,884
             COLORADO -- 0.9%
   10,000    Arapahoe County, Capital Improvement Trust Fund,
               Ser. E-470, Rev., ^, 7.00%, 08/31/05                       11,688
    3,000    Eagle, Garfield & Routt Counties, School District No.
               50-J, GO, ^, FGIC, 6.13%, 12/01/04                          3,368
                                                                      ----------
                                                                          15,056
             CONNECTICUT -- 3.8%
   23,775    Connecticut State, Residual Certificates, Ser. 529,
               GO, FRDO, 9.49%, 12/15/09                                  29,368

                       See notes to financial statements.

22

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             CONNECTICUT -- CONTINUED
  $ 7,240    Connecticut State, Ser. B, GO, ^, 5.88%, 06/15/10        $    8,281
    6,940    Connecticut State, Ser. E, GO, 5.00%, 11/15/05                7,502
    2,815    Connecticut State, Special Tax, Transportation
               Infrastructure, Ser. A, Rev., TRAN, ^, 6.60%, 06/01/03      2,987
    4,735    Connecticut State, Special Tax, Transportation
               Infrastructure, Ser. A, Rev., TRAN, ^, FGIC,
               5.40%, 06/01/05                                             5,175
    7,300    Connecticut State, Special Tax, Transportation
               Infrastructure, Ser. B, Rev., FSA, 5.00%, 10/01/05          7,858
    2,010    New Haven, Connecticut, Ser. B, GO, FGIC,
               5.25%, 11/01/08                                             2,205
    2,100    New Haven, Connecticut, Ser. B, GO, FGIC,
               5.13%, 11/01/10                                             2,285
                                                                      ----------
                                                                          65,661
             DELAWARE -- 0.2%
    3,000    Delaware Transportation Authority, Motor Fuel Tax,
               Rev., AMBAC, 6.00%, 07/01/05                                3,309

             DISTRICT OF COLUMBIA-- 0.6%
      770    District of Columbia, Ser. A, GO, ^, MBIA-IBC,
               6.00%, 06/01/07                                               868
    2,450    District of Columbia, Ser. A, GO, MBIA-IBC,
               6.00%, 06/01/07                                             2,734
    6,795    District of Columbia, Ser. C, GO, ^, FGIC,
               5.25%, 12/01/03                                             7,191
                                                                      ----------
                                                                          10,793
             FLORIDA -- 4.3%
    2,000    Dade County, Aviation, Ser. B, Rev., AMBAC,
               6.40%, 10/01/06                                             2,188
    1,495    Florida State Board of Education, Capital Outlay,
               Public Education, Ser. B, GO, 5.25%, 06/01/12               1,623
    2,000    Florida State Department of Corrections, Okeechobee
               Correctional, COP, AMBAC, 6.00%, 03/01/08                   2,190
   22,985    Florida State Department of Environmental Protection,
               Ser. 11-R-123, Rev., FRDO, MBIA, 6.27%, 07/01/13           25,915
    2,350    Miami-Dade County, Aviation, Ser. A, Rev., FGIC,
               5.25%, 10/01/07                                             2,512
   10,250    Orlando Utilities Commission, Water & Electric, Ser.
               1998 A-1, Rev., BAN, 4.48%, 09/01/03                       10,392
   30,000    Orlando Utilities Commission, Water & Electric,
               Ser. A, Rev, FRDO, 4.10%, 10/01/23                         30,780
                                                                      ----------
                                                                          75,600
             GEORGIA -- 2.0%
    3,250    Atlanta, Georgia, Water & Sewer, Second Lien,
               Rev., ^, FGIC, 5.38%, 01/01/07                              3,574
    1,720    Forsyth County School District, GO, 5.00%, 07/01/12           1,837
    2,630    Fulton County School District, GO, 6.38%, 05/01/14            3,125
    1,250    Georgia Municipal Electric Authority, Ser. A, Rev.,
               6.50%, 01/01/12                                             1,430
    5,000    Georgia Municipal Electric Authority, Ser. DD, Rev.,
               MBIA-IBC, 7.00%, 01/01/08                                   5,896

                       See notes to financial statements.

                                                                              23

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             GEORGIA -- CONTINUED
  $ 6,000    Georgia State, Ser. B, GO, 7.20%, 03/01/07               $    7,028
    3,000    Georgia State, Ser. B, GO, 6.30%, 03/01/10                    3,480
    2,500    Gwinnette County School District, Ser. B, GO,
               6.40%, 02/01/08                                             2,860
    5,000    Metropolitan Atlanta Rapid Transportation Authority,
               Ser. P, Rev., AMBAC, 6.25%, 07/01/11                        5,874
                                                                      ----------
                                                                          35,104
             HAWAII -- 0.1%
    2,000    Honolulu City & County, Ser. A, GO, 7.35%, 07/01/06           2,330

             ILLINOIS -- 4.4%
   10,000    Chicago Metropolitan Water Reclamation District,
               Capital Improvement, GO, 5.50%, 12/01/12                   11,083
   10,025    Chicago Metropolitan Water Reclamation District,
               GO, 5.50%, 12/01/09                                        11,074
    6,055    Chicago O'Hare International Airport, Passenger
               Facilities Charge, Ser. A, Rev., AMBAC, 5.38%,
               01/01/07                                                    6,494
    1,245    Chicago Park District, Harbor Facilities, Rev.,
               5.38%, 01/01/06                                             1,328
    1,500    Chicago, Metropolitan Water Reclamation District,
               Capital Improvement Bonds, GO, ^, 7.00%, 01/01/08           1,755
    3,000    Illinois Development Bank, 4.90%, 08/01/28                    3,150
    1,665    Illinois Health Facilities Authority, Rev., 6.63%, 02/15/12   1,878
    3,770    Illinois Health Facilities Authority, Riverside Health
               Systems, Rev., 6.75%, 11/15/10                              4,292
    1,810    Illinois State, 1st Ser., GO, 5.25%, 08/01/05                 1,952
    5,500    Illinois State, 1st Ser., GO, 5.00%, 10/01/05                 5,905
    2,565    Illinois State, 1st Ser., GO, 5.50%, 08/01/06                 2,807
    4,000    Illinois State, 1st Ser., GO, 5.50%, 08/01/07                 4,392
    1,320    Illinois State, GO, 5.50%, 08/01/06                           1,427
    6,150    Illinois State, GO, FSA, 5.50%, 04/01/10                      6,677
    2,000    Illinois State, GO, MBIA, 5.25%, 06/01/10                     2,144
    5,000    Illinois State, Rev., 5.38%, 06/15/08 @                       5,444
    1,380    Metropolitan Pier & Exposition Authority, Dedicated
               State Tax Fund, Ser. A, Rev., 8.50%, 06/15/06               1,660
    1,000    Regional Transportation Authority, Ser. B, Rev.,
               AMBAC, 6.40%, 06/01/12                                      1,176
    2,810    Regional Transportation Authority, Ser. D, Rev.,
               FGIC, 7.75%, 06/01/07                                       3,364
                                                                      ----------
                                                                          78,002
             INDIANA -- 0.2%
    2,600    Indiana Municipal Power Agency, Power Supply
               Systems, Ser. B, Rev., MBIA, 5.63%, 01/01/05                2,799

             IOWA -- 0.7%
    2,095    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/15                                             2,301
    2,385    Iowa Finance Authority, Hospital Facilities, Rev.,
               6.75%, 02/15/16                                             2,618

                       See notes to financial statements.

24

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             IOWA -- CONTINUED
  $ 2,440    Iowa Finance Authority, Hospital Facilities, Rev.,
             6.75%, 02/15/17                                          $    2,664
    5,000    Muscatine, Iowa, Electric, Ser. A, Rev., AMBAC,
             5.50%, 01/01/09                                               5,472
                                                                      ----------
                                                                          13,055
             KANSAS -- 0.5%
    7,000    Burlington, Kansas, Environmental Improvement,
               Kansas City Power & Light, Ser. A, Rev., 3.25%,
               09/01/15                                                    7,037
    1,860    Johnson County Unified School District No. 233, Ser.
               B, GO, FGIC, 5.50%, 09/01/15                                2,070
                                                                      ----------
                                                                           9,107
             KENTUCKY -- 0.0%
       80    Owensboro, Kentucky, Electric Light & Power, Rev.,
               ^, 10.50%, 01/01/04                                            88

             LOUISIANA -- 0.4%
    3,500    Lake Charles, Harbor & Terminal District, Reynolds
               Metals Co. Project, Rev., 5.50%, 05/01/06                   3,500
    3,000    Louisiana Energy & Power Authority, Rev., FSA,
               5.25%, 01/01/07                                             3,237
                                                                      ----------
                                                                           6,737
             MARYLAND -- 2.1%
    3,335    Maryland State Stadium Authority, Lease, Convention
               Center Expansion, Rev., AMBAC, 5.75%, 12/15/08              3,651
    3,535    Maryland State Stadium Authority, Lease, Convention
               Center Expansion, Rev., AMBAC, 5.80%, 12/15/09              3,872
    6,500    Maryland State Transportation Authority,
               Transportation Facilities Project, Special Obligation,
               Rev., 5.80%, 07/01/06                                       7,191
    5,500    Maryland State, State & Local Facilities Loan, 1st
               Ser., GO, 5.50%, 08/01/09                                   6,122
   15,640    Maryland State, State & Local Facilities Loan, 3rd
               Ser., GO, 5.80%, 10/15/08                                  17,102
                                                                      ----------
                                                                          37,938
             MASSACHUSETTS -- 5.4%
    5,000    Chelsea, Massachusetts, School Project Loan Act of
               1948, GO, ^, AMBAC, 5.90%, 06/15/04                         5,506
    5,650    Massachusetts Bay Transportation Authority, General
               Transportation Systems, Ser. A, Rev., 7.00%,
               03/01/08                                                    6,653
    2,045    Massachusetts Bay Transportation Authority, General
               Transportation Systems, Ser. A, Rev., MBIA, 5.50%,
               03/01/14                                                    2,262
    6,750    Massachusetts Health and Educational Facilities
               Authority, Harvard University, Ser. Z, Rev., 5.00%,
               01/15/07                                                    7,231
    3,000    Massachusetts Housing Finance Agency,
               Residential Development, Ser. C, Rev., 6.45%,
               05/15/04                                                    3,077

                       See notes to financial statements.

                                                                              25

PRINCIPAL
  AMOUNT     ISSUER                                                       VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             MASSACHUSETTS -- CONTINUED
  $ 5,125    Massachusetts Municipal Wholesale Electric Co.,
               Power Supply System, Nuclear Mix 1, Ser A, Rev.,
               MBIA, 5.00%, 07/01/11                                  $    5,424
   11,240    Massachusetts Municipal Wholesale Electric Co.,
               Power Supply System, Nuclear Project 3, Ser A, Rev.,
               MBIA, 5.00%, 07/01/10                                      11,916
    1,495    Massachusetts State College Building Authority, Ser.
               A, Rev., 7.50%, 05/01/11                                    1,866
   10,000    Massachusetts State Turnpike Authority, Ser. A,
               Rev., ^, 5.00%, 01/01/13                                   10,677
    9,500    Massachusetts State Water Pollution Abatement,
               MWRA Program, Sub Ser. A, Rev., 6.00%, 08/01/15            10,572
    2,000    Massachusetts State Water Resources Authority,
               Ser. A, Rev., FSA, 5.50%, 08/01/13                          2,210
    3,000    Massachusetts State Water Resources Authority,
               Ser. C, Rev., FGIC, 5.25%, 12/01/15                         3,238
   18,620    Massachusetts State, Ser. A, Rev., GAN, FSA,
               5.75%, 12/15/12                                            20,783
    1,980    Southeastern Massachusetts University Building
               Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/09             2,172
    1,000    Southeastern Massachusetts University Building
               Authority, Ser. A, Rev., AMBAC, 5.90%, 05/01/10             1,098
                                                                      ----------
                                                                          94,685
             MICHIGAN -- 5.0%
    3,910    Grand Rapids, Michigan, Water Supply, Rev., FGIC,
               5.75%, 01/01/13                                             4,317
   10,000    Michigan State Hospital Finance Authority, Ascension
               Health Credit, Ser. B, Rev., FRDO, 5.30%, 11/15/33         10,587
    1,000    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital, Rev., 5.25%, 11/15/07           1,060
    3,000    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital, Rev., 5.25%, 11/15/08           3,160
    1,750    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital, Rev., 5.25%, 11/15/09           1,912
    3,570    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital, Rev., 5.25%, 11/15/10           3,736
    1,250    Michigan State Hospital Finance Authority,
               Edward W. Sparrow Hospital, Rev., 5.25%, 11/15/11           1,307
   10,750    Michigan State Trunk Line, Ser. A, Rev., 5.25%,
               11/01/13                                                   11,665
    3,565    Michigan State Underground Storage Tank Financial
               Assurance Authority, Ser. I, Rev., AMBAC, 5.75%,
               05/01/10                                                    3,836
   13,050    Michigan State, Hospital Finance Authority,
               Ascension Health Credit, Ser. A, Rev., MBIA, 6.25%,
               11/15/15                                                   14,426
    2,905    Michigan State, Hospital Finance Authority, Mercy
               Health Services, Ser. T, Rev., 5.75%, 08/15/04              3,095
    3,755    Michigan State, Hospital Finance Authority, Trinity
               Health, Ser. A, Rev., 5.50%, 12/01/05                       4,065

                       See notes to financial statements.

26

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             MICHIGAN -- CONTINUED
  $ 4,160    Michigan State, Hospital Finance Authority, Trinity
               Health, Ser. A, Rev., 6.00%, 12/01/11                  $    4,611
    4,405    Michigan State, Hospital Finance Authority, Trinity
               Health, Ser. A, Rev., 6.00%, 12/01/12                       4,840
    3,780    Wayne Charter County, Airport, Ser. A, Rev., MBIA,
               5.50%, 12/01/07                                             4,116
   10,000    Wayne Charter County, Airport, Ser. A, Rev., MBIA,
               5.25%, 12/01/06                                            10,750
                                                                      ----------
                                                                          87,483
             MINNESOTA -- 0.8%
    5,000    University of Minnesota, Ser. A, Rev., 5.75%,
               07/01/10                                                    5,657
    8,000    University of Minnesota, Ser. A, Rev., 5.75%,
               07/01/15                                                    9,157
                                                                       ---------
                                                                          14,814
             MISSISSIPPI -- 1.2%
    2,505    Mississippi Higher Education Assistance Corp.,
               Ser. B, Rev., 5.60%, 09/01/04                               2,584
    4,000    Mississippi State, Capital Improvements Issue,
               Ser. I, GO, ^, 5.50%, 11/01/06                              4,428
    2,000    Mississippi State, GO, 5.75%, 12/01/12                        2,269
   11,040    Mississippi State, GO, ^, 6.20%, 02/01/08                    12,381
                                                                      ----------
                                                                          21,662
             MISSOURI -- 0.3%
    1,105    Missouri State Environmental Improvement & Energy
               Resources Authority, State Revolving Funds Program,
               Ser. B, Rev., 5.50%, 07/01/12                               1,228
    1,485    Missouri State Health & Educational Facilities
               Authority, University of Missouri, Columbia Arena
               Project, Rev., 5.00%, 11/01/09                              1,599
    1,485    Missouri State Health & Educational Facilities
               Authority, University of Missouri, Columbia Arena
               Project, Rev., 5.00%, 11/01/10                              1,596
    1,265    Missouri State Health & Educational Facilities
               Authority, University of Missouri, Columbia Arena
               Project, Rev., 5.00%, 11/01/11                              1,359
                                                                      ----------
                                                                           5,782
             NEBRASKA -- 0.3%
    5,245    Nebhelp, Inc., Sub Ser. A-5B, Rev., MBIA, 6.20%,
               06/01/13                                                    5,688

             NEVADA -- 1.2%
    8,200    Clark County School District, Ser. A, GO, MBIA,
               7.00%, 06/01/11                                             9,904
    2,415    Henderson, Nevada, Water & Sewer, Ser. A, GO,
               FGIC, 5.50%, 09/01/08                                       2,662
    1,000    Nevada State, 6.75%, 07/01/03                                 1,016
    1,000    Nevada State, Municipal Bond Bank, Project No.
               20-23-A, GO, ^, 7.20%, 07/01/02                             1,019

                       See notes to financial statements.

                                                                              27

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEVADA -- CONTINUED
  $ 5,390    Nevada State, Ser. A, GO, 5.00%, 07/01/10                $    5,708
                                                                      ----------
                                                                          20,309
             NEW HAMPSHIRE -- 0.3%
    4,900    New Hampshire Higher Educational & Health
               Facilities Authority, Dartmouth College, Rev.,
               6.75%, 06/01/07                                             5,675

             NEW JERSEY -- 5.9%
    3,245    Elizabeth, New Jersey, GO, AMBAC, 6.25%,
               08/15/08                                                    3,614
      955    New Jersey Economic Development Authority,
               Market Transition Facility, Senior Lien, Ser. A, Rev.,
               ^, MBIA, 5.80%, 07/01/04                                    1,050
    8,800    New Jersey Economic Development Authority,
               Market Transition Facility, Senior Lien, Ser. A, Rev.,
               ^, MBIA, 5.80%, 07/01/04                                    9,678
   13,000    New Jersey State Transit Corp., Ser. B, Rev., Capital
               GAN, AMBAC, 5.50%, 02/01/05                                13,991
      210    New Jersey State Turnpike Authority, Rev., ^, 10.38%,
               01/01/03                                                      225
    3,880    New Jersey State Turnpike Authority, Rev., ^, 5.70%,
               05/01/13                                                    4,273
    3,590    New Jersey State Turnpike Authority, Ser. G, Rev., ^,
               5.75%, 01/01/09                                             3,903
   10,000    New Jersey State, GO, 5.50%, 05/01/07                        11,002
   26,550    New Jersey State, Ser. H, GO, 5.25%, 07/01/15                28,828
    7,000    New Jersey Transportation Trust Fund Authority,
               Ser. B, Rev., MBIA, 5.50%, 06/15/09                         7,552
    3,660    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. A, Rev., 5.75%, 06/15/15       4,144
    2,910    New Jersey Wastewater Treatment Trust, Ser. A,
               Rev., MBIA, 7.00%, 05/15/08                                 3,437
    3,120    New Jersey Wastewater Treatment Trust, Ser. A,
               Rev., MBIA, 7.00%, 05/15/09                                 3,722
    5,520    New Jersey Wastewater Treatment Trust, Ser. C,
               Rev., 6.88%, 06/15/07                                       6,429
                                                                      ----------
                                                                         101,848
             NEW MEXICO -- 1.0%
    2,075    Gallup, New Mexico, PCR, Plains Electric Generation,
               Rev., MBIA, 6.40%, 08/15/05                                 2,157
   10,000    New Mexico State, Severance Tax, Ser. A, 5.00%,
               07/01/06                                                   10,750
    4,555    New Mexico State, Severance Tax, Ser. A, 5.00%,
               07/01/07                                                    4,897
                                                                      ----------
                                                                          17,804
             NEW YORK -- 4.6%
    1,500    Long Island Power Authority, Electric Systems,
               Ser. A, Rev., FSA, 5.50%, 12/01/13                          1,676
   13,120    Nassau County, Public Improvement, Ser. F, GO,
               FSA, 7.00%, 03/01/05                                       14,709

                       See notes to financial statements.

28

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
 $ 10,000    New York Convention Center Operating Corp., Yale
               Building Acquisition Project, COP, 6.50%, 12/01/04     $   10,326
      110    New York State Dorm Authority, Pooled Capital
               Program, Rev., ^, FGIC, 7.80%, 12/01/05                       111
      770    New York State Dorm Authority, St. John's University,
               Rev., AMBAC, 6.70%, 07/01/04                                  788
    4,025    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/13                                                    4,479
    1,500    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FSA, 5.50%,
               05/15/13                                                    1,669
    1,200    New York State Environmental Facilities Corp., PCR,
               State Water Revolving Fund, Ser. D, Rev., 6.55%,
               03/15/08                                                    1,227
    4,915    New York State Housing Finance Agency, Housing
               Project Mortgage, Ser. A, Rev., FSA, 5.40%, 11/01/05        5,280
       35    New York State Medical Care Facilities Finance
               Agency, Rev., ^, MBIA, 7.38%, 08/15/03                         35
    4,000    New York State Thruway Authority, Highway & Bridge
               Trust Fund, Ser. A, Rev., FGIC, 5.25%, 04/01/10             4,374
      700    New York State Thruway Authority, Highway & Bridge
               Trust Fund, Ser. B, Rev., ^, FGIC, 6.00%, 04/01/04            771
    5,000    New York State, Ser. B, GO, 5.70%, 08/15/10                   5,402
    5,000    New York State, Thruway Authority, Service Contract,
               Local Highway & Bridge, Rev., 5.10%, 04/01/08               5,385
   10,000    New York State, Thruway Authority, Service Contract,
               Local Highway & Bridge, Rev., 5.20%, 04/01/09              10,759
    3,910    Port Authority of New York & New Jersey,
               Consolidated Bonds 112th Ser., Rev., 5.00%,
               12/01/05                                                    4,170
    8,125    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. SR, Rev., 5.00%, 01/01/07                     8,744
      990    Westchester County IDA, Resource Recovery, Resco
               Co. Project, Ser. A, Rev., AMBAC, 5.60%, 07/01/07           1,066
                                                                      ----------
                                                                          80,971
             NORTH CAROLINA -- 2.5%
    2,000    Cabarrus County, Installment Financing Contract,
               COP, 5.75%, 04/01/11                                        2,247
    2,000    Cabarrus County, Installment Financing Contract,
               COP, 5.75%, 04/01/12                                        2,262
   11,625    Mecklenburg County, Ser. C, GO, 5.50%, 04/01/06              12,716
   10,410    North Carolina State, Public Improvement, Ser. A,
               GO, 5.00%, 09/01/04                                        11,102
    8,900    North Carolina, Municipal Power Agency No. 1,
               Catawba Electric, Ser. B, Rev., 6.13%, 01/01/06             9,593
    6,275    North Carolina, Municipal Power Agency No. 1,
               Catawba Electric, Ser. B, Rev., 6.25%, 01/01/07             6,812
                                                                      ----------
                                                                          44,732

                       See notes to financial statements.

                                                                              29

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NORTH DAKOTA -- 0.6%
 $ 10,910    North Dakota State Housing Finance Agency,
               Housing Finance Program, Ser. C, Rev., 5.55%,
               01/01/31                                               $   11,280

             OHIO -- 3.6%
    8,690    Columbus, Ohio, Ser. 1, GO, 5.25%, 11/15/05                   9,461
    6,000    Columbus, Ohio, Ser. 1, GO, 5.50%, 11/15/06                   6,642
    4,000    Montgomery County, Solid Waste, Rev., MBIA, 5.50%,
               11/01/10                                                    4,302
    3,360    Ohio State Building Authority, Adult Correctional
               State Facilities, Ser. A, Rev., ^, MBIA, 5.75%,
               10/01/04                                                    3,688
    6,000    Ohio State Turnpike Commission, Ser. A, Rev., ^,
               MBIA, 5.40%, 02/15/06                                       6,641
   17,000    Ohio State Turnpike Commission, Ser. A, Rev., ^,
               MBIA, 5.50%, 02/15/06                                      18,879
    2,335    Ohio State Water Development Authority, Rev., ^,
               9.38%, 12/01/10                                             2,885
   10,000    Ohio State, Highway Capital Improvement, Ser. E,
               GO, 5.25%, 05/01/04                                        10,623
                                                                      ----------
                                                                          63,121
             OKLAHOMA -- 1.1%
    6,000    Oklahoma County Independent School District No. 89,
               GO, FGIC, 5.00%, 02/01/06                                   6,423
    5,000    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.00%, 05/01/09       5,339
    2,000    Oklahoma Development Finance Authority, Samuel
               Roberts Noble Foundation, Inc., Rev., 5.50%,
               05/01/11                                                    2,163
    5,600    Sapulpa Municipal Authority, Rev., ^, FGIC, 5.75%,
               04/01/06                                                    6,271
                                                                      ----------
                                                                          20,196
             OREGON -- 0.5%
    5,300    Oregon State, State Board of Higher Education,
               Ser. A, GO, ^, 6.00%, 08/01/06                              6,028
    3,000    Washington County Union High School District No. 3,
               Hillsboro, GO, ^, MBIA, 6.00%, 11/01/05                     3,337
                                                                      ----------
                                                                           9,365
             PENNSYLVANIA -- 3.2%
    6,615    Carbon County IDA, Panther Creek Partners Project,
               Rev., 6.65%, 05/01/10                                       7,106
    5,500    Coatesville School District, GO, FSA, ^, 5.13%, 04/01/07      5,962
    2,280    Montgomery County, GO, ^, 5.20%, 03/15/07                     2,483
   15,000    Pennsylvania Housing Finance Agency, Single
               Family Housing, Ser. 73-A, Rev., 5.25%, 04/01/331           5,530
    2,800    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania Health Services,
               Ser. A, Rev., 6.00%, 01/01/06                               3,006
    2,000    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania Health Services,
               Ser. A, Rev., 6.00%, 01/01/07                               2,136

                       See notes to financial statements.

30

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             PENNSYLVANIA -- CONTINUED
  $ 1,310    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Ser. A, Rev.,
               6.50%, 09/01/02                                        $    1,342
    5,000    Pennsylvania State Higher Educational Facilities
               Authority, University of Pennsylvania, Ser. A, Rev.,
               7.00%, 01/01/09                                             5,299
    7,645    Pennsylvania State University, Rev., 5.00%,
               03/01/07                                                    8,196
    2,000    Pennsylvania State, 2nd Ser., GO, 5.00%, 08/01/09             2,144
    3,500    Philadelphia, Pennsylvania, Authority For Industrial
               Development, 4.75%, 01/01/18                                3,584
                                                                      ----------
                                                                          56,788
             PUERTO RICO -- 3.0%
   10,000    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/08                                                   11,155
    5,500    Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,
               07/01/09                                                    6,138
   10,000    Puerto Rico Commonwealth, Public Improvement,
               Ser. A, GO, 5.50%, 07/01/29                                10,650
    5,285    Puerto Rico Highway & Transportation Authority, Ser. F,
               Rev., 5.00%, 07/01/06                                       5,655
    5,355    Puerto Rico Highway & Transportation Authority, Ser. F,
               Rev., 5.00%, 07/01/08                                       5,715
   11,895    Puerto Rico Highway & Transportation Authority, Ser. F,
               Rev., 5.25%, 07/01/09                                      12,831
      845    Puerto Rico Industrial Medical & Environmental
               PCFFA, Renasa, Inc., Squibb Corp. Project, Rev.,
               6.50%, 07/01/04                                               847
                                                                      ----------
                                                                          52,991
             SOUTH CAROLINA -- 3.0%
    3,885    Charleston, South Carolina, Waterworks & Sewer,
               Capital Improvement, Rev., 5.13%, 01/01/11                  4,181
   15,000    Piedmont Municipal Power Agency, Electric Rev.,
               FGIC, 6.75%, 01/01/20                                      18,334
    1,000    Piedmont Municipal Power Agency, Electric Rev.,
               MBIA, ^, 6.20%, 01/01/08                                    1,141
   10,000    South Carolina State, State School Facilities, Ser. A,
               GO, 5.00%, 01/01/05                                        10,615
   10,310    South Carolina State, State School Facilities, Ser. A,
               GO, 4.25%, 01/01/15                                        10,018
    5,500    South Carolina, Jobs & Economic Development
               Authority, Palmetto Health Alliance, Ser. A, Rev.,
               7.00%, 12/15/10                                             6,078
    3,000    South Carolina, Jobs & Economic Development
               Authority, Palmetto Health Alliance, Ser. A, Rev.,
               7.13%, 12/15/15                                             3,251
                                                                      ----------
                                                                          53,618
             TENNESSEE -- 0.7%
    3,320    Knox County, Public Improvement, GO, 6.00%,
               05/01/12                                                    3,664

                       See notes to financial statements.

                                                                              31

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             TENNESSEE -- CONTINUED
  $ 3,500    Knox County, Public Improvement, GO, 6.00%,
               05/01/13                                               $    3,857
    5,335    Tennergy Corp., Gas, Rev., MBIA, 5.00%, 06/01/09              5,575
                                                                      ----------
                                                                          13,096
             TEXAS -- 7.1%
    3,375    Alvin Independent School District, 0.00%, 02/15/23            3,421
    3,735    Alvin Independent School District, 4.00%, 02/15/25 `          3,809
    2,000    Austin Independent School District, Public Property
               Finance Contractual Obligation, GO, MBIA, 5.25%,
               02/01/08                                                    2,158
    5,255    Austin, Texas, Utility Systems, Rev., MBIA-IBC,
               5.80%, 11/15/06                                             5,851
    1,305    Dallas County Flood Control District, GO, ^, 9.25%,
               04/01/08                                                    1,593
    6,200    Dallas, Texas, Civic Center, Improvement, Rev.,
               MBIA, 5.25%, 08/15/07                                       6,732
    4,845    Dallas, Texas, GO, 5.00%, 02/15/09                            5,172
   12,485    Fort Worth Independent School District, Premium
               Capital Appreciation, GO, 0.00%, 02/15/06                  10,532
    6,220    Harris County, Texas, GO, 5.88%, 10/01/07                     6,971
   11,135    Houston Independent School District, Capital
               Appreciation, GO, 0.00%, 08/15/13                           6,449
    8,675    Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                   9,486
    4,975    Houston, Texas, Water & Sewer Systems, Ser. B,
               Rev., MBIA-IBC, 6.40%, 12/01/09                             5,237
    5,000    Humble Independent School District, Ser. C, GO,
               0.00%, 02/15/16                                             2,471
    5,880    Humble Independent School District, Ser. C, GO,
               0.00%, 02/15/17                                             2,723
    1,520    Katy Independent School District, Ser. A, GO, 5.00%,
               02/15/11                                                    1,613
    5,875    Lubbock Health Facilities Development Corp., St.
               Joseph Health Systems, Rev., 5.25%, 07/01/11                6,161
   12,500    Texas Municipal Power Agency, Capital
               Appreciation, Rev., MBIA, 0.00%, 09/01/13                   7,225
   10,100    Texas Public Building Authority, Capital
               Appreciation, Rev., MBIA, ^, 0.00%, 08/01/06                8,717
    5,000    Texas State Turnpike Authority, Dallas North
               Thruway, Rev., AMBAC, 4.80%, 01/01/06                       5,237
    7,500    Texas State, Ser. A, GO, 6.00%, 10/01/09                      8,520
    1,320    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Rev., 6.20%, 07/15/05                    1,367
    4,700    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07            5,045
    3,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09            3,224
    1,000    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11            1,092
    3,175    Texas Water Development Board, State Revolving
               Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08            3,438
                                                                      ----------
                                                                         124,244
                       See notes to financial statements.

32

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             UTAH -- 0.7%
  $ 3,800    Intermountain Power Agency, Power Supply, Ser. B,
               Rev., MBIA, 6.50%, 07/01/10                            $    4,412
    2,850    Salt Lake City, Utah, GO, 5.50%, 06/15/11                     3,124
    3,915    Utah State Building Ownership Authority, State
               Facilities Master Lease Program, Ser. C, Rev., FSA,
               5.50%, 05/15/08                                             4,292
                                                                      ----------
                                                                          11,828
             VERMONT -- 0.7%
    4,100    Burlington, Vermont, Electric, Ser. A, Rev., MBIA,
               6.38%, 07/01/09                                             4,710
    3,510    Vermont State, Ser. A, GO, ^, 6.40%, 01/15/05                 3,930
    3,510    Vermont State, Ser. A, GO, ^, 6.50%, 01/15/05                 3,940
                                                                      ----------
                                                                          12,580
             VIRGIN ISLANDS -- 0.6%
    2,500    Virgin Islands Public Finance Authority, Gross
               Receipts, Taxes Lien Notes, Ser. A, Rev., 5.63%,
               10/01/10                                                    2,693
    5,000    Virgin Islands Public Finance Authority, Senior Lien,
               Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06              5,382
    3,070    Virgin Islands Water & Power Authority, Electric
               Systems, Rev., 5.25%, 07/01/07                              3,247
                                                                      ----------
                                                                          11,322
             VIRGINIA -- 2.8%
    5,515    Chesapeake Bay Bridge & Tunnel Commission,
               General Resolution, Rev., FGIC, 5.75%, 07/01/08             6,147
    3,500    Henrico County IDA, Public Facilities Lease, Rev., ^,
               6.50%, 08/01/05                                             3,994
    4,410    Loudoun County, Public Improvement, Ser. C, GO,
               5.25%, 11/07/07                                             4,845
    7,060    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/05                                       7,714
    3,135    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/06                                       3,451
   20,355    Virginia Commonwealth Transportation Board,
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/08                                      22,549
                                                                      ----------
                                                                          48,700
             WASHINGTON -- 2.6%
   34,000    Energy Northwest of Washington, Electric, Ser. B,
               Rev., MBIA, 5.50%, 07/01/18                                36,607
    2,000    Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. A, Rev., 7.25%, 07/01/06                2,306
    1,500    Washington Public Power Supply System, Nuclear
               Project No. 2, Ser. C, Rev., 7.50%, 07/01/02                1,528
    4,500    Washington State, Ser. B & AT-7, GO, 6.40%,
               06/01/17                                                    5,336
                                                                      ----------
                                                                          45,777

                       See notes to financial statements.

                                                                              33

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             WISCONSIN -- 2.2%
  $ 3,025    Milwaukee County, Wisconsin, Corporate Purpose,
               Ser. A, GO, 5.38%, 09/01/05                            $    3,276
    2,350    Milwaukee County, Wisconsin, Corporate Purpose,
               Ser. A, GO, 5.63%, 09/01/10                                 2,587
    6,250    Wisconsin Health & Educational Facilities, 5.70%,
               05/01/14                                                    6,544
    6,250    Wisconsin Health & Educational Facilities, 5.95%,
               05/01/19                                                    6,510
    1,000    Wisconsin State, GO, 6.25%, 05/01/12                          1,167
    2,775    Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                  2,994
    6,275    Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                  6,961
    4,450    Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                  4,839
    4,040    Wisconsin State, Transportation, Ser. A, Rev.,
               5.00%, 07/01/05                                             4,319
                                                                      ----------
                                                                          39,197
             -------------------------------------------------------------------
             Total State and Municipal Obligations                     1,584,080
             (Cost $1,505,274)
--------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 10.2%
--------------------------------------------------------------------------------
             SHORT TERM -- MUNICIPAL SECURITIES -- 3.5%

             CALIFORNIA -- 0.1%
      100    California PCFA, PCR, OMS Equity Stanislaus
               Project, Rev., FRDO, 1.30%, 03/01/02                          100
      200    Irvine Ranch Water District, Capital Improvement
               Project, COP, FRDO, 1.15%, 03/01/02                           200
      100    Irvine Ranch Water District, District No. 182, Ser. A,
               GO, FRDO, 1.15%, 03/01/02                                     100
      800    Irvine Ranch Water District, No. 102, 103, 105 & 106,
               GO, FRDO, 1.18%, 03/01/02                                     800
      100    Regional Airports Improvement Corp., Los Angeles
               International Airport Terminal Facility, Rev., FRDO,
               1.26%, 03/01/02                                               100
                                                                      ----------
                                                                           1,300
             MICHIGAN -- 0.9%
   16,000    Monroe County Economic Development Corp., Detroit
               Edison Company, Ser. CC, Rev., FRDO, AMBAC,
               4.65%, 04/29/02                                            16,530

             MULTIPLE STATES -- 0.3%
    6,000    Puttable Floating Option Tax-Exempt Receipts, Ser.
               PPT-34, FRDO, 1.66%, 03/07/02                               6,000

             NEW YORK -- 0.0%
      100    Port Authority of New York & New Jersey, Special
               Obligation, Versatile Structure Obligation, Ser. 6,
               Rev., FRDO, 1.35%, 03/01/02                                   100

                       See notes to financial statements.

34

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             PENNSYLVANIA -- 0.6%
  $ 9,950    Clinton County IDA, Solid Waste Disposal,
               International Paper Co. Project, Ser. A, Rev., FRDO,
               4.73%, 03/01/02                                        $    9,950

             TEXAS -- 1.6%
    3,205    Alvin Independent School District, FRDO, 0.00%,
               03/07/02                                                    3,249
    3,550    Alvin Independent School District, FRDO, 0.00%,
               03/07/02                                                    3,620
    7,500    Pearland Independent School District, FRDO, 0.00%,
               03/01/02                                                    7,777
    7,500    Pearland Independent School District, FRDO, 0.00%,
               03/01/02                                                    7,777
    7,385    Tomball Independent School District, Ser. B, FRDO,
               4.37%, 03/15/02                                             7,385
                                                                      ----------
                                                                          29,808
             -------------------------------------------------------------------
             Total Short Term -- Municipal Securities                     63,688
             (Cost $62,490)
--------------------------------------------------------------------------------
             MONEY MARKET FUND -- 6.7%
  117,851    JPMorgan Tax Free Money Market (a)                          117,851
             (Cost $117,851)
--------------------------------------------------------------------------------
             Total Short-Term Investments                              $ 181,539
             (Cost $180,341)
--------------------------------------------------------------------------------
             Total Investments -- 100.0%                              $1,765,619
             (Cost $1,685,615)
--------------------------------------------------------------------------------

                       See notes to financial statements.

                       JPMORGAN NEW YORK INTERMEDIATE TAX
                                FREE INCOME FUND

                            PORTFOLIO OF INVESTMENTS

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 89.1%
--------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 89.1%

             ARIZONA -- 0.7%
  $ 5,510    Arizona Health Facilities Authority, Catholic
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09         $    5,924
    1,000    Arizona School Facilities Board, State School
               Improvement, Rev., 5.00%, 07/01/06 @                        1,078
                                                                      ----------
                                                                           7,002
             CALIFORNIA -- 0.5%
    2,500    Bay Area Governments Association, Bay Area Rapid
               Transit, FTA Capital Grant, Ser. A, Rev., AMBAC,
               4.88%, 06/15/09                                             2,635
    3,000    Tustin Unified School District, Community Facilities,
                Ser. 1997-1, BAN, 6.10%, 09/01/02                          3,046
                                                                      ----------
                                                                           5,681
             CONNECTICUT -- 1.6%
   13,000    Connecticut State, Residual Certificates, Ser. 529,
               GO, 9.49%, 12/15/09                                        16,059

             FLORIDA -- 1.5%
    2,040    Florida Municipal Loan Council, Ser. A, Rev., MBIA,
               5.25%, 11/01/13                                             2,194
   11,250    Florida State Department of Environmental Protection,
               Ser. 11-R-123, Rev., MBIA, 6.27%, 07/01/13                 12,684
                                                                      ----------
                                                                          14,878
             GEORGIA -- 0.5%
    4,000    Richmond County Board of Education, GO, 5.00%,
               11/01/06                                                    4,322

             ILLINOIS -- 0.3%
    3,000    Illinois Development Finance Authority, Riverside             3,166
               Health & Fitness Center Project, Ser. 1998-C, Rev.,
               4.35%, 08/01/28

             MARYLAND -- 0.7%
    2,060    Frederick County, Public Facilities, Ser. A, GO,
               5.00%, 07/01/08                                             2,223
    1,360    Frederick County, Public Facilities, Ser. A, GO,
               5.00%, 07/01/09                                             1,464
    2,950    Howard County, Public Improvement Project, Ser. A,
               GO, 5.00%, 08/15/11                                         3,188
                                                                      ----------
                                                                           6,875
             MICHIGAN -- 0.5%
    5,000    Michigan State Hospital Finance Authority,
               Ascension Health Credit, Ser. B, Rev., 5.30%,11/15/33       5,294

             NEW HAMPSHIRE -- 0.3%
    1,880    Nashua, New Hampshire, Capital Improvement, Ser.
               A, GO, 5.50%, 07/15/10                                      2,079

                       See notes to financial statements.

36

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW JERSEY -- 0.5%
  $ 1,155    New Jersey State Transit Corp., Federal Transit
               Administration Grants, Ser. B, COP, AMBAC, 5.25%,
               09/15/05                                               $    1,248
    1,000    New Jersey Transportation Trust Fund Authority,
               Transportation Systems, Ser. C, Rev., AMBAC, 5.00%,
               12/15/06                                                    1,084
                                                                      ----------
                                                                           2,332

             NEW YORK -- 71.0%
    2,000    Albany County Airport Authority, Rev., FSA, 5.30%,
               12/15/15                                                    2,083
    1,120    Allegany County IDA, Alfred University, Civic Facility,
               Rev., MBIA, 5.25%, 08/01/11                                 1,216
    1,175    Amherst IDA, Civic Facility, Faculty-Student Housing
               Corp., Ser. A, Rev., AMBAC, 5.50%, 08/01/15                 1,289
    1,000    Amherst IDA, Civic Facility, Faculty-Student Housing
               Corp., Ser. B, Rev., AMBAC, 5.50%, 08/01/15                 1,097
    1,290    Amherst IDA, Civic Facility, Faculty-Student Housing
               Corp., Ser. B, Rev., AMBAC, 5.75%, 08/01/15                 1,440
      150    Arkport Central School District, GO, FSA, 5.20%,
               06/15/09                                                      164
      500    Attica Central School District, GO, FSA, 5.00%,
               06/15/15                                                      519
    6,895    Babylon IDA, Civic Facilities, Winthrop South
               Nassau East, Inc. Project, Ser. A, Rev., AMBAC,
               6.63%, 08/01/19                                             7,864
    3,000    Babylon, New York, Waste Facilities, GO, FGIC,
               9.00%, 08/01/11                                             4,159
      420    Barker Central School District, GO, AMBAC, 5.13%,
               06/01/04                                                      448
    1,040    Beacon City School District, GO, MBIA, 5.50%,
               07/15/11                                                    1,153
      250    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/11                                               279
      100    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/12                                               111
      650    Brentwood Union Free School District, GO, FSA,
               5.63%, 06/15/13                                               714
    1,660    Brockport Central School District, GO, FGIC, 5.50%,
               06/15/13                                                    1,853
    1,100    Brockport Central School District, GO, FGIC, 5.50%,
               06/15/14                                                    1,232
    1,660    Brockport Central School District, GO, FGIC, 5.50%,
               06/15/15                                                    1,852
      710    Brockport Central School District, GO, FGIC, 5.75%,
               06/15/17                                                      806
      500    Bronxville Union Free School District, GO, 5.25%,
               10/15/10                                                      550
    1,085    Brookhaven, New York, Public Improvement, GO,
               AMBAC, 5.30%, 11/15/11                                      1,197
    6,395    Buffalo, New York, State University of New York,
               5.50%, 01/01/07                                             6,856
      590    Burnt Hills-Ballston Lake Central School District, GO,
               FGIC, 5.40%, 07/15/16                                         626

                       See notes to financial statements.

                                                                              37

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $   305    Burnt Hills-Ballston Lake Central School District, GO,
               FGIC, 5.50%, 07/15/17                                  $      325
      375    Burnt Hills-Ballston Lake Central School District, GO,
               FGIC, 5.50%, 07/15/18                                         398
      250    Chenango Forks Central School District, GO, FGIC,
               5.63%, 06/15/11                                               279
      850    Chenango Forks Central School District, GO, FGIC,
               5.70%, 06/15/12                                               946
    4,200    City University of New York, John Jay College, COP,
               MBIA-IBC, 5.75%, 08/15/05                                   4,624
    1,655    Cleveland Hill Union Free School District,
               Cheektowaga, GO, FGIC, 5.50%, 10/15/13                      1,809
    1,730    Cleveland Hill Union Free School District,
               Cheektowaga, GO, FGIC, 5.50%, 10/15/14                      1,880
      175    Colonie, New York, Public Improvement, Ser. B, GO,
               5.20%, 04/01/04                                               186
      565    Dutchess County, Public Improvement, GO, 5.00%,
               05/01/08                                                      612
    2,250    Eastport-South Manor Central School District, GO,
               FGIC, 4.50%, 06/15/07                                       2,390
    2,300    Eastport-South Manor Central School District, GO,
               FGIC, 4.50%, 06/15/08                                       2,435
    2,200    Eastport-South Manor Central School District, GO,
               FGIC, 4.63%, 06/15/09                                       2,332
    1,540    Erie County Water Authority, Improvement &
               Extension, Rev., 5.75%, 12/01/08                            1,683
      885    Erie County, Public Improvement, GO, FGIC, 6.00%,
               01/15/05                                                      916
      855    Erie County, Ser. B, GO, FGIC, 6.00%, 03/15/06                  873
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/16                                                    1,103
    1,050    Goshen Central School District, GO, FGIC, 5.00%
               06/15/17,                                                   1,100
    1,050    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/18                                                    1,100
    1,000    Goshen Central School District, GO, FGIC, 5.00%,
               06/15/19                                                    1,026
      540    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/02                        545
      550    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/03                        570
      385    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/09                        405
      675    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/10                        707
      415    Gowanda Central School District, School
               Improvement, GO, MBIA, 4.50%, 06/15/11                        433
    1,415    Harborfields Central School District, GO, FSA,
               5.00%, 06/01/08                                             1,537
    1,480    Harborfields Central School District, GO, FSA,
               5.00%, 06/01/09                                             1,603
    1,545    Harborfields Central School District, GO, FSA,
               5.00%, 06/01/10                                             1,673
    1,070    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/12                                             1,159

                       See notes to financial statements.

38

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 1,295    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/16                                        $    1,371
    1,460    Lindenhurst Union Free School District, GO, FGIC,
               5.25%, 07/15/17                                             1,533
   18,600    Long Island Power Authority, Electric Systems, Ser.
               7, Sub Ser. 7-A, Rev., FRDO, MBIA, 1.00%, 03/06/02         18,599
   10,000    Long Island Power Authority, Electric Systems, Ser.
               A, Rev, AMBAC, 5.25%, 12/01/05                             10,908
    3,000    Long Island Power Authority, Electric Systems, Ser.
               A, Rev., AMBAC, 5.50%, 12/01/08                             3,344
    3,770    Long Island Power Authority, Electric Systems, Ser.
               A, Rev., AMBAC, 5.50%, 12/01/11                             4,217
    5,000    Long Island Power Authority, Electric Systems, Ser.
               A, Rev., FSA, 5.50%, 12/01/12                               5,587
      190    Longwood Central School District at Middle Island,
               GO, FSA, 4.80%, 06/15/13                                      198
      525    Mahopac Central School District, Ser. B, GO, MBIA,
               5.60%, 06/15/14                                               577
      815    Mahopac Central School District, Ser. B, GO, MBIA,
               5.60%, 06/15/15                                               891
    1,090    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.38%, 06/15/09                                        1,207
    2,180    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.38%, 06/15/12                                        2,397
    2,485    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.40%, 06/15/13                                        2,713
    3,135    Massapequa Union Free School District, Ser. A, GO,
               FSA, 5.70%, 06/15/16                                        3,433
    1,900    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. A, Rev., MBIA, 6.10%, 07/01/08             2,176
      500    Metropolitan Transportation Authority, Commuter
               Facilities, Ser. B, Rev., MBIA, 6.10%, 07/01/09               575
    2,000    Metropolitan Transportation Authority, Dedicated Tax
               Fund, Ser. A, Rev., MBIA, 5.50%, 04/01/16                   2,108
    5,500    Metropolitan Transportation Authority, Dedicated Tax
               Fund, Ser. A, Rev., MBIA, 6.25%, 04/01/11                   6,436
    3,080    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. A, Rev., MBIA, 5.50%, 07/01/08             3,161
    1,300    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. B-1, Rev., AMBAC, 5.50%, 07/01/08          1,445
      510    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. C, Rev., FSA, 5.25%, 07/01/10                557
    2,000    Metropolitan Transportation Authority, Transportation
               Facilities, Ser. K, Rev., MBIA, 6.30%, 07/01/07             2,290
      550    Monroe County IDA, Public Improvement, Canal
               Ponds Park, Ser. A, Rev., 7.00%, 06/15/13                     565
    1,230    Monroe County, Public Improvement, GO, 6.00%,
               03/01/12                                                    1,410
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/14                                                    1,150
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/18                                                    1,141
    1,000    Monroe County, Public Improvement, GO, 6.00%,
               03/01/19                                                    1,141

                       See notes to financial statements.

                                                                              39

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $    65    Monroe County, Public Improvement, GO, ^, AMBAC,
               5.88%, 06/01/08                                        $       73
    3,995    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/14                                             4,175
    1,030    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/15                                             1,067
      250    Monroe County, Public Improvement, GO, FGIC,
               5.00%, 03/01/16                                               257
    1,065    Monroe County, Public Improvement, Ser. P, GO,
               AMBAC, 5.88%, 06/01/08                                      1,222
    1,020    Monticello Central School District, GO, FGIC, 5.63%,
               06/15/06                                                    1,132
    2,400    Municipal Assistance Corp. of New York City, Ser. E,
               Rev., 6.00%, 07/01/05                                       2,656
    6,740    Municipal Assistance Corp. of New York City, Ser. E,
               Rev., 6.00%, 07/01/06                                       7,568
      365    Municipal Assistance Corp. of New York City, Ser. G,
               Rev., 6.00%, 07/01/07 @                                       413
    6,500    Municipal Assistance Corp. of New York City, Ser. G,
               Rev., 6.00%, 07/01/08 @                                     7,382
    2,010    Nassau County IDA, Civic Facility, Hofstra University
               Project, Rev., MBIA, 5.00%, 07/01/03                        2,097
    1,705    Nassau County IDA, Civic Facility, Hofstra University
               Project, Rev., MBIA, 5.00%, 07/01/06                        1,844
    4,740    Nassau County IDA, Civic Facility, Hofstra University
               Project, Rev., MBIA, 5.25%, 07/01/09                        5,189
    2,500    Nassau County, General Improvement, Ser. D, GO,
               FSA, 5.25%, 09/01/04                                        2,683
    1,725    Nassau County, General Improvement, Ser. Q, GO,
               FGIC, 5.20%, 08/01/12                                       1,827
    1,400    Nassau County, Ser. A, GO, FGIC, 5.50%, 07/01/06              1,539
    1,000    Nassau County, Ser. E, GO, 7.00%, 03/01/04                    1,068
    1,650    New Rochelle City School District, Ser. A, GO, FSA,
               5.00%, 12/15/05                                             1,795
    1,800    New Rochelle City School District, Ser. A, GO, FSA,
               5.00%, 12/15/07                                             1,969
    1,075    New Rochelle City School District, Ser. A, GO, FSA,
               5.00%, 12/15/10                                             1,169
      415    New York City IDA, Civic Facility, Mount St. Vincent
               College, Rev., 7.00%, 05/01/08                                436
    1,000    New York City IDA, Civic Facility, New School for
               Social Research, Ser. A, Rev., MBIA, 5.75%, 09/01/15        1,087
    1,430    New York City IDA, Civic Facility, New York Blood
               Center, Inc. Project, Rev., ^, 7.20%, 05/01/04              1,584
    1,380    New York City IDA, Civic Facility, Polytechnic
               University Project, Rev., 5.00%, 11/01/04                   1,459
    1,435    New York City IDA, Civic Facility, Polytechnic
               University Project, Rev., 5.13%, 11/01/06                   1,533
    1,500    New York City IDA, Civic Facility, YMCA Greater New
               York Project, Rev., 5.80%, 08/01/16                         1,517
    3,010    New York City IDA, IDR, Brooklyn Navy Yard Cogen
               Partners Project, Rev., 6.20%, 10/01/22                     3,187
    3,000    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. A, Rev., FGIC, 5.75%,
               06/15/31                                                    3,153

                       See notes to financial statements.

40

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 6,665    New York City Municipal Water Finance Authority,
               Water & Sewer Systems, Ser. D, Rev., 5.50%,
               06/15/10                                               $    7,404
    1,000    New York City Transit Authority, Metropolitan
               Transportation Authority, Triborough, Ser. A, COP,
               AMBAC, 5.63%, 01/01/12                                      1,109
    2,480    New York City Transitional Finance Authority, Future
               Tax Secured, Ser. A, Rev., 5.00%, 05/01/07                  2,678
    1,700    New York City Transitional Finance Authority, Future
               Tax Secured, Ser. A, Rev., 5.50%, 02/15/08                  1,873
    3,900    New York City Transitional Finance Authority, Future
               Tax Secured, Ser. B, Rev., 5.50%, 02/01/13                  4,271
    4,000    New York City Transitional Finance Authority, Future
               Tax Secured, Ser. B, Rev., 6.13%, 11/15/14                  4,523
    2,000    New York City Trust Cultural Resources, 4.60%,
               01/01/08                                                    2,072
    1,550    New York City Trust Cultural Resources, Museum of
               Modern Art, Ser. A, Rev., AMBAC, 5.40%, 01/01/12            1,613
      500    New York City, New York, Ser. A, GO, 6.10%, 08/01/02            509
    1,000    New York City, New York, Ser. A, GO, 6.25%, 08/01/03          1,032
    1,005    New York City, New York, Ser. A, GO, 6.38%, 08/01/05          1,037
      495    New York City, New York, Ser. A, GO, ^, 6.38%,
               08/01/02                                                      513
    1,160    New York City, New York, Ser. F, GO, 5.25%, 08/01/05          1,243
    2,000    New York City, New York, Ser. F, GO, 5.75%, 02/01/12          2,122
      200    New York City, New York, Ser. F, GO, 8.25%, 11/15/02            206
    1,250    New York City, New York, Ser. G, GO, 5.75%, 02/01/04          1,326
      750    New York City, New York, Ser. G, GO, AMBAC, 5.75%,
               02/01/06                                                      825
       40    New York City, New York, Ser. H, GO, 7.00%, 02/01/06             41
    4,325    New York City, New York, Ser. I, GO, ^, 4.00%,
               04/15/02                                                    4,337
    7,000    New York City, New York, Sub-Ser. A-1, GO, 5.75%,
               08/01/14                                                    7,498
   11,000    New York Convention Center Operating Corp., Yale
               Building Acquisition Project, COP, 6.50%, 12/01/04         11,358
    2,000    New York Local Government Assistance Corp., Ser.
               E, Rev., FSA, 6.00%, 04/01/14                               2,311
    1,000    New York Municipal Bond Bank Agency, Special
               Program, Ser. A, Rev., 6.88%, 03/15/06                      1,021
      100    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 4.75%, 07/01/12                                   105
      125    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 4.85%, 07/01/13                                   131
      215    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 4.95%, 07/01/14                                   225
      230    New York State Dorm Authority, Canisius College,
               Rev., MBIA, 5.00%, 07/01/15                                   239
    1,000    New York State Dorm Authority, City University
               System, 3rd General Reserve, Ser. 1, Rev., AMBAC,
               5.25%, 07/01/08                                             1,071
    2,500    New York State Dorm Authority, City University
               System, 3rd General Reserve, Ser. 2, Rev., FSA,
               5.38%, 07/01/13                                             2,672

                       See notes to financial statements.

                                                                              41

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 3,565    New York State Dorm Authority, City University
               System, CONS, Ser. A, Rev., FSA, 5.75%, 07/01/13       $    4,051
    1,115    New York State Dorm Authority, City University
               System, Rev., 6.00%, 07/01/06                               1,246
    2,000    New York State Dorm Authority, City University
               System, Ser. B, Rev., FGIC, 5.75%, 07/01/07                 2,237
    2,470    New York State Dorm Authority, City University
               System, Ser. D, Rev., FGIC, 7.00%, 07/01/09                 2,854
    3,080    New York State Dorm Authority, City University
               System, Ser. D, Rev., FSA, 7.00%, 07/01/09                  3,545
    1,545    New York State Dorm Authority, City University
               System, Special Obligation, Ser. D, MBIA-IBC, 5.75%,
               07/01/06                                                    1,717
    2,280    New York State Dorm Authority, Columbia University,
               Rev., 5.25%, 07/01/07 @                                     2,506
    2,375    New York State Dorm Authority, Columbia University,
               Ser. A, Rev., 5.00%, 07/01/10                               2,574
    4,160    New York State Dorm Authority, Columbia University,
               Ser. A, Rev., 5.25%, 07/01/11                               4,587
    2,000    New York State Dorm Authority, Columbia University,
               Ser. A, Rev., 5.25%, 07/01/12                               2,199
    1,545    New York State Dorm Authority, Columbia University,
               Ser. A, Rev., 5.25%, 07/01/13                               1,683
    2,880    New York State Dorm Authority, Columbia University,
               Ser. A, Rev., 5.25%, 07/01/14                               3,107
    1,145    New York State Dorm Authority, Columbia University,
               Ser. A, Rev., 5.25%, 07/01/16                               1,213
    3,745    New York State Dorm Authority, Concord Nursing
               Home, Inc., Rev., 6.25%, 07/01/16 @                         4,068
    1,160    New York State Dorm Authority, Lenox Hill Hospital,
               Rev., 5.00%, 07/01/05                                       1,225
    1,000    New York State Dorm Authority, Lenox Hill Hospital,
               Rev., 5.00%, 07/01/06                                       1,056
    1,330    New York State Dorm Authority, Lenox Hill Hospital,
               Rev., 5.00%, 07/01/07                                       1,400
    1,000    New York State Dorm Authority, Lenox Hill Hospital,
               Rev., 5.25%, 07/01/08@                                      1,070
      320    New York State Dorm Authority, Long Island
               University, Rev., 5.00%, 09/01/12 @                           334
    1,020    New York State Dorm Authority, Long Island
               University, Rev., 5.13%, 09/01/10 @                         1,090
    1,000    New York State Dorm Authority, Long Island
               University, Rev., 5.25%, 09/01/11                           1,075
    2,055    New York State Dorm Authority, Manhattan College,
               Rev., 5.50%, 07/01/09                                       2,246
    1,770    New York State Dorm Authority, Manhattan College,
               Rev., 5.50%, 07/01/10                                       1,932
    1,295    New York State Dorm Authority, Master Boces
               Program, Ser. A, Rev., FSA, 1, 5.00%, 08/15/11              1,396
    1,000    New York State Dorm Authority, Memorial Sloan
               Kettering Cancer Center, Ser. C, Rev., MBIA, 5.50%,
               07/01/09                                                    1,108
    1,000    New York State Dorm Authority, Memorial Sloan
               Kettering Cancer Center, Ser. C, Rev., MBIA, 5.50%,
               07/01/23                                                    1,082

                       See notes to financial statements.

42

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $   465    New York State Dorm Authority, Mental Health
               Services, Facilities Improvement, Ser. B, Rev., MBIA,
               5.50%, 02/15/12                                        $      508
    1,665    New York State Dorm Authority, Mental Health
               Services, Facilities Improvement, Ser. B, Rev., MBIA,
               5.60%, 08/15/13                                             1,822
    2,340    New York State Dorm Authority, Mental Health
               Sevices, Facilities Improvement, Ser. B, Rev., 6.00%,
               08/15/16                                                    2,691
      835    New York State Dorm Authority, Municipal Health
               Facilities Project, Ser. 1, Rev., FSA, 5.00%, 01/15/05        888
    2,750    New York State Dorm Authority, Municipal Health
               Facilities Project, Ser. 1, Rev., FSA, 5.00%, 01/15/06      2,952
    2,880    New York State Dorm Authority, Municipal Health
               Facilities Project, Ser. 1, Rev., FSA, 5.00%, 01/15/07      3,097
    1,000    New York State Dorm Authority, New York University,
               Ser. 1, Rev., AMBAC, 5.50%, 07/01/14                        1,115
    1,925    New York State Dorm Authority, New York University,
               Ser. 1, Rev., AMBAC, 5.50%, 07/01/16                        2,128
    1,455    New York State Dorm Authority, New York University,
               Ser. 1, Rev., AMBAC, 5.50%, 07/01/18                        1,597
    3,150    New York State Dorm Authority, New York University,
               Ser. 1, Rev., AMBAC, 5.50%, 07/01/23                        3,425
    1,820    New York State Dorm Authority, New York University,
               Ser. 1, Rev., AMBAC, 5.50%, 07/01/24                        1,973
    2,480    New York State Dorm Authority, New York University,
               Ser. 1, Rev., AMBAC, 5.50%, 07/01/25                        2,686
    8,360    New York State Dorm Authority, New York University,
               Ser. A, Rev., AMBAC, 5.75%, 07/01/13                        9,499
    2,000    New York State Dorm Authority, New York University,
               Ser. A, Rev., MBIA, 5.75%, 07/01/09                         2,253
    1,000    New York State Dorm Authority, New York University,
               Ser. A, Rev., MBIA, 5.75%, 07/01/15                         1,136
    3,500    New York State Dorm Authority, New York University,
               Ser. A, Rev., MBIA, 5.75%, 07/01/16                         3,962
    2,530    New York State Dorm Authority, North Shore
               University Hospital, Rev., MBIA, 5.50%, 11/01/10            2,818
      485    New York State Dorm Authority, Nursing Home, Ser.
               A, Rev., MBIA, 5.50%, 08/01/20                                501
    3,450    New York State Dorm Authority, Pratt Institute, Rev.,
               6.25%, 07/01/14                                             3,910
    4,000    New York State Dorm Authority, Rochester Institute of
               Technology, Rev., MBIA, 5.30%, 07/01/17                     4,136
    2,015    New York State Dorm Authority, Rockefeller
               University, Rev., 5.00%, 07/01/12                           2,136
    1,575    New York State Dorm Authority, Ser. C, Rev., 7.38%,
               05/15/10                                                    1,893
      425    New York State Dorm Authority, Ser. C, Rev., ^,
               7.38%, 05/15/09                                               529
    1,105    New York State Dorm Authority, Special Act School
               Districts Program, Rev., MBIA, 5.30%, 07/01/11              1,204
    2,065    New York State Dorm Authority, State Service
               Contract, Albany County, Rev., 5.25%, 04/01/12 @            2,192
      340    New York State Dorm Authority, State Service
               Contract, Albany County, Rev., 5.50%, 04/01/08 @              374

                       See notes to financial statements.

                                                                              43

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 1,380    New York State Dorm Authority, State University          $    1,516
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/06
    6,500    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., FGIC, 5.50%,
               05/15/13                                                    7,234
    5,000    New York State Dorm Authority, State University
               Educational Facilities, Ser. A, Rev., MBIA-IBC, 5.25%,
               05/15/15                                                    5,426
    1,210    New York State Dorm Authority, University of
               Rochester, Ser. 1994-A, Rev., 6.50%, 07/01/06               1,376
    5,000    New York State Energy Research & Development
               Authority, PCR, New York State Electric and Gas
               Corp., Ser. E, Rev., MBIA, 5.90%, 12/01/06                  5,641
    7,200    New York State Environmental Facilities Corp., PCR,
               State Water Revolving Fund, New York City Municipal
               Water, Rev., 5.75%, 06/15/12                                8,198
    5,000    New York State Environmental Facilities Corp., PCR,
               State Water Revolving Fund, Rev., 5.75%, 06/15/11           5,695
    5,415    New York State Environmental Facilities Corp., PCR,
               State Water Revolving Fund, Ser. E, Rev., MBIA,
               6.00%, 06/15/12                                             6,278
    5,110    New York State Environmental Facilities Corp.,
               Pooled Loan Program, Ser. 2000-B, Rev., 5.70%,
               07/15/14                                                    5,632
    1,030    New York State Housing Finance Agency, Health
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05                                                    1,036
      300    New York State Housing Finance Agency,
               Multi-Family Housing, Ser. A, Rev., 6.95%, 08/15/12           309
      650    New York State Housing Finance Agency, Service
               Contract Obligation, Ser. A, Rev., ^, 7.38%, 03/15/02         664
    1,550    New York State Housing Finance Agency, State
               University Construction, Ser. A, Rev., 8.00%,
               05/01/11                                                    1,962
    9,000    New York State Local Government Assistance Corp.,
               Ser. A, Rev., ^, 5.90%, 04/01/05                           10,095
      435    New York State Medical Care Facilities Finance
               Agency, FHA Insured Mortgage Project, St. Charles
               Memorial Hospital, Ser. 1995-F, Rev., ^, 6.20%,
               08/15/05                                                      480
    4,185    New York State Medical Care Facilities Finance
               Agency, Methodist Nursing FHA, Ser. A, Rev., ^,
               6.70%, 08/15/02                                             4,371
    2,100    New York State Medical Care Facilities Finance
               Agency, New York Hospital FHA Insured Mortgage,
               Ser. A, Rev., ^, AMBAC, 6.80%, 02/15/05                     2,400
    2,885    New York State Mortgage Agency, Ser. 94, Rev.,
               5.35%, 04/01/23                                             2,984
    2,000    New York State Power Authority, General Purpose,
               Ser. 1990-W, Rev., 6.63%, 01/01/03                          2,086
    2,000    New York State Power Authority, Rev., 5.00%, 11/15/06         2,179
    1,300    New York State Power Authority, Rev., 5.50%, 11/15/07         1,449

                       See notes to financial statements.

44

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 2,000    New York State Thruway Authority, Capital
               Appreciation, Special Obligation, Ser. A, Rev., 0.00%,
               01/01/04                                               $    1,904
    5,000    New York State Thruway Authority, Highway & Bridge
               Trust Fund, Ser. A, Rev., FGIC, 5.25%, 04/01/08             5,463
    5,000    New York State Thruway Authority, Local Highway &
               Bridge, Rev., 6.00%, 04/01/05                               5,476
    2,890    New York State Thruway Authority, Local Highway &
               Bridge, Rev., MBIA, 5.50%, 04/01/10                         3,210
    3,000    New York State Thruway Authority, Ser. D, Rev.,
               5.25%, 01/01/21                                             3,055
    6,315    New York State Thruway Authority, Service Contract,
               Local Highway & Bridge, 6.00%, 04/01/11                     7,053
      735    New York State Thruway Authority, Service Contract,
               Local Highway & Bridge, Rev., 5.25%, 04/01/14                 784
    5,930    New York State Thruway Authority, Service Contract,
               Local Highway & Bridge, Ser. A-2, Rev., MBIA, 5.38%,
               04/01/10                                                    6,452
    1,490    New York State Urban Development Corp.,
               Community Enhancement Facilities, Ser. A, Rev.,
               5.00%, 04/01/03                                             1,543
    3,045    New York State Urban Development Corp.,
               Correctional Capital Facilities, Ser A., Rev., FSA,
               5.25%, 01/01/14                                             3,313
    2,635    New York State Urban Development Corp., Sub-Lien,
               Corporate Purpose, Rev., 6.00%, 01/01/06 @                  2,911
      250    New York State Urban Development Corp., Youth
               Facilities Services Contract, Ser. B, Rev., 5.60%,
               04/01/11                                                      278
       95    New York State Urban Development Corp., Youth
               Facilities Services Contract, Ser. B, Rev., 5.88%,
               04/01/14                                                      105
    1,000    New York State, GO, 2.75%, 07/01/04                           1,013
    4,108    New York State, GO, 5.21%, 07/01/04                           4,247
    3,000    New York State, GO, 6.00%, 03/01/07                           3,365
    7,000    New York State, Ser. F, GO, 5.00%, 09/15/06                   7,586
    2,000    Niagara Falls Bridge Commission Toll, Ser. 1993-B,
               Rev., FGIC, 5.25%, 10/01/15                                 2,174
      415    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/02                                         424
      330    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/04                                         351
      200    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/05                                         214
      145    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/08                                         154
      140    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/10                                         147
      135    North Shore Central School District, Ser. A, GO,
               MBIA, 4.50%, 12/01/11                                         141
    1,045    Oneida County, GO, FGIC, 5.50%, 03/15/11                      1,165
    1,000    Oneida-Herkimer Solid Waste Management Authority,
               Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11             1,114
    1,725    Onondaga County, Ser. A, GO, 5.25%, 05/15/13                  1,863

                       See notes to financial statements.

                                                                              45

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 1,775    Onondaga County, Ser. A, GO, 5.25%, 05/15/14             $    1,900
    1,850    Onondaga County, Ser. A, GO, 5.25%, 05/15/15                  1,972
    1,325    Onondaga County, Ser. A, GO, 5.25%, 05/15/16                  1,400
    9,425    Port Authority of New York & New Jersey, 120th
               Series, Rev., MBIA, 5.75%, 10/15/07                        10,464
    3,385    Port Authority of New York & New Jersey,
               Consolidated Bonds, 94th Series, Rev., 5.70%,
               12/01/10                                                    3,563
    3,000    Port Authority of New York & New Jersey, Special
               Obligation, 3rd Installment, Special Project, Ser. 4,
               Rev., 7.00%, 10/01/07                                       3,302
      275    Randolph Central School District, GO, FGIC, 5.00%,
               06/15/06                                                      298
    2,180    Rochester, Ser. A, GO, AMBAC, 5.70%, 08/15/04                 2,365
      890    Rockland County, Various Purposes, Ser A, GO,
               4.50%, 10/01/09                                               936
    1,025    Rockland County, Various Purposes, Ser A, GO,
               4.50%, 10/01/10                                             1,072
      195    Rondout Valley Central School District, Ser. A, GO,
               FSA, 5.13%, 03/01/17                                          201
      865    Rondout Valley Central School District, Ser. A, GO,
               FSA, 5.25%, 03/01/18                                          902
      930    Rondout Valley Central School District, Ser. A, GO,
               FSA, 5.25%, 03/01/19                                          967
    1,375    Roslyn Union Free School District, GO, 5.00%,
               10/15/20                                                    1,390
    1,050    Scotia Glenville Central School District, GO, FGIC,
               5.40%, 06/15/12                                             1,146
    1,050    Scotia Glenville Central School District, GO, FGIC,
               5.50%, 06/15/13                                             1,145
    1,025    Scotia Glenville Central School District, GO, FGIC,
               5.50%, 06/15/14                                             1,111
      275    Shenendehowa Central School District, Clifton Park,
               GO, FSA, 5.50%, 07/15/11                                      309
      500    Stillwater Central School District, GO, MBIA, 5.20%,
               06/15/11                                                      540
    4,000    Suffolk County IDA, Southwest Sewer System, Rev.,
               FGIC, 4.80%, 02/01/05                                       4,196
    7,130    Suffolk County IDA, Southwest Sewer System, Rev.,
               FGIC, 4.90%, 02/01/06                                       7,450
    1,940    Suffolk County Public Improvement, Ser. C, GO,
               MBIA, 5.00%, 07/15/09                                       2,097
    1,730    Suffolk County Public Improvement, Ser. C, GO,
               MBIA, 5.25%, 07/15/13                                       1,878
    1,215    Suffolk County Public Improvement, Ser. C, GO,
               MBIA, 5.25%, 07/15/14                                       1,306
    1,780    Suffolk County, Public Improvement, Ser. C, GO,
               FGIC, 5.10%, 11/01/02                                       1,822
    5,000    Suffolk County, Southwest Sewer District, GO, MBIA,
               6.00%, 02/01/05                                             5,465
    4,365    Suffolk County, Southwest Sewer District, GO, MBIA,
               6.00%, 02/01/08                                             4,930
    1,065    Sullivan County, Public Improvement, GO, MBIA,
               5.00%, 03/15/08                                             1,107

                       See notes to financial statements.

46

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $ 1,500    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. 1992-Y, Rev., 5.90%, 01/01/07            $    1,674
    8,060    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. SR, Rev., 5.50%, 01/01/12                     8,954
    8,125    Triborough Bridge & Tunnel Authority, General
               Purpose, Ser. Y, Rev., 6.00%, 01/01/12                      9,352
    3,690    Tsasc, Inc., Ser. 1999-1, Plan Principal 2002, Rev.
               4.80%, 07/15/06,                                            3,708
    4,175    Tsasc, Inc., Ser. 1999-1, Plan Principal 2002, Rev.,
               4.88%, 07/15/07                                             4,193
    2,690    Tsasc, Inc., Ser. 1999-1, Plan Principal 2003, Rev.,
               5.00%, 07/15/08                                             2,731
    1,645    Unadilla Etc Central School District, GO, FGIC,
               4.50%, 06/15/03                                             1,705
    1,790    Unadilla Etc Central School District, GO, FGIC,
               4.50%, 06/15/05                                             1,899
    1,870    Unadilla Etc Central School District, GO, FGIC,
               4.50%, 06/15/06                                             1,991
    1,955    Unadilla Etc Central School District, GO, FGIC,
               4.50%, 06/15/07                                             2,077
    2,040    Unadilla Etc Central School District, GO, FGIC,
               4.50%, 06/15/08                                             2,160
    2,130    Unadilla Etc Central School District, GO, FGIC,
               4.50%, 06/15/09                                             2,241
    1,000    Utica IDA, Civic Facility, Munson William Porter
               Institute, Rev., 5.40%, 07/15/30                            1,026
      440    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/03                                                      453
      465    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/04                                                      490
      700    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/11                                                      760
      675    Utica, New York, Public Improvement, GO, 6.00%,
               01/15/12                                                      728
      295    Utica, New York, Public Improvement, GO, 6.10%,
               01/15/13                                                      314
      295    Utica, New York, Public Improvement, GO, 6.20%,
               01/15/14                                                      316
      320    Utica, New York, Public Improvement, GO, 6.25%,
               01/15/15                                                      339
      565    Warwick Valley Central School District, GO, FSA,
               5.50%, 01/15/14                                               615
      600    Watertown City School District, GO, FSA, 5.63%,
               06/15/16                                                      647
    1,365    Watertown City School District, GO, FSA, 5.63%,
               06/15/17                                                    1,463
    1,245    Watertown City School District, GO, FSA, 5.63%,
               06/15/18                                                    1,329
    2,870    Westchester County Healthcare Corp., Sub Ser. B,
               Rev., 5.20%, 11/01/16                                       2,998
    8,140    Westchester County Healthcare Corp., Sub Ser. B,
               Rev., 5.25%, 11/01/12                                       8,849
    2,000    Westchester County IDA, Civic Facility, Children's
               Village Project, Ser. A, Rev., 5.30%, 03/15/14              2,072

                       See notes to financial statements.

                                                                              47

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             NEW YORK -- CONTINUED
  $   985    Westchester County IDA, Civic Facility,
               Rippowam-Cisqua School Project, Rev., 5.75%,
               06/01/29                                               $      996
    2,000    Westchester County IDA, Resource Recovery, Resco
               Co. Project, Ser. A, Rev., AMBAC, 5.70%, 07/01/08           2,150
    1,150    Westchester County, GO, 6.70%, 11/01/06                       1,340
    1,705    William Floyd Union Free School District of the
               Mastics-Moriches-Shirley, Ser. B, GO, MBIA, 4.63%,
               06/15/08                                                    1,817
    1,000    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/13                                                    1,090
    1,170    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/14                                                    1,268
      650    Windsor Central School District, GO, FGIC, 5.50%,
               06/15/15                                                      701
    3,230    Yonkers, New York, Ser. 1996-C, GO, AMBAC, 5.50%,
               08/01/04                                                    3,480
                                                                      ----------
                                                                         679,435
             PUERTO RICO -- 9.6%
      986    Puerto Rico Commonwealth, GO, 7.47%, 12/04/03                 1,033
    3,000    Puerto Rico Commonwealth, GO, MBIA, 6.50%,
               07/01/12                                                    3,634
    3,500    Puerto Rico Commonwealth, Public Improvement,
               GO, 6.00%, 07/01/29                                         3,924
   20,000    Puerto Rico Commonwealth, Public Improvement,
               Ser. A, GO, 5.50%, 07/01/29                                21,298
    1,000    Puerto Rico Electric Power Authority, Ser. DD, Rev.,
               FSA, 5.00%, 07/01/11                                        1,068
    1,300    Puerto Rico Electric Power Authority, Ser. HH, Rev.,
               FSA, 5.50%, 07/01/10                                        1,450
    1,800    Puerto Rico Electric Power Authority, Ser. X, Rev.,
               6.00%, 07/01/05                                             2,035
    8,430    Puerto Rico Highway & Transportation Authority, Ser.
               F, Rev., 5.00%, 07/01/07                                    8,999
   15,000    Puerto Rico Highway & Transportation Authority, Ser.
               F, Rev., 5.00%, 07/01/08                                   16,009
      160    Puerto Rico Infrastructure Financing Authority,
               Special Obligation, Ser. A, 4.75%, 10/01/12                   168
    1,000    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               5.00%, 08/01/02                                             1,014
    1,500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
               FSA, 6.00%, 08/01/15                                        1,703
    4,150    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/05                   4,421
    4,825    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.00%, 07/01/07                   5,150
      500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.25%, 07/01/08                     538
    4,500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.25%, 07/01/08                   4,866
    6,500    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/10                   7,108

                       See notes to financial statements.

48

PRINCIPAL
  AMOUNT     ISSUER                                                        VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             PUERTO RICO --  CONTINUED
  $ 6,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/12              $    6,561
    1,000    Puerto Rico Public Buildings Authority, Government
               Facilities, Ser. C, Rev., 5.50%, 07/01/14                   1,092
                                                                      ----------
                                                                          92,071
             VIRGIN ISLANDS -- 1.2%
    1,000    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Lien Notes, Ser. A, Rev., 5.50%,
               10/01/02                                                    1,020
    4,000    Virgin Islands Public Finance Authority, Gross
               Receipts, Tax Lien Notes, Ser. A, Rev., 6.38%,
               10/01/19                                                    4,234
    1,390    Virgin Islands Public Finance Authority, Gross
               Receipts, Taxes Lien Notes, Ser. A, Rev., 5.00%,
               10/01/03                                                    1,447
    1,150    Virgin Islands Public Finance Authority, Matching
               Fund Lien Notes, Ser. A, Rev., 7.25%, 10/01/02              1,212
    3,075    Virgin Islands Public Finance Authority, Senior Lien,
               Fund Lien Notes, Ser. C, Rev., 5.00%, 10/01/02              3,131
                                                                      ----------
                                                                          11,044
             VIRGINIA -- 0.2%
    2,155    Roanoke, Public Improvement, Ser. A, Rev., 5.00%,             2,332
               10/01/07
--------------------------------------------------------------------------------
             Total Long Term Municipal Securities
             (Cost $817,403)                                             852,570
--------------------------------------------------------------------------------

     SHORT-TERM INVESTMENTS -- 10.9%
--------------------------------------------------------------------------------
             SHORT TERM -- MUNICIPAL SECURITIES -- 3.9%

             MULTIPLE STATES -- 0.2%
    2,000    Puttable Floating Option Tax-Exempt Receipts, Ser.
               PPT-34, FRDO, 1.66%, 12/01/29                               2,000

             NEW YORK -- 3.3%
   30,000    New York City, New York, Sub Ser. A-7, GO, FRDO,
               AMBAC, 1.10%, 03/01/02                                     29,999
      300    New York City, New York, Sub Ser. B-4, Ser. B, GO,
               FRDO, MBIA, 1.15%, 03/01/02                                   300
    1,000    New York State Energy Research & Development
               Authority, PCR, Rochester Gas & Electric Corp., Ser.
               C, Rev., FRDO, MBIA, 1.00%, 03/05/02                        1,000
      400    New York State Thruway Authority, Floating Rate
               Trust Receipts, Ser. SGA-119, Rev., FRDO, 1.35%,
               03/01/02                                                      400
                                                                      ----------
                                                                          31,699
             PENNSYLVANIA -- 0.4%
    4,000    Clinton County IDA, Solid Waste Disposal,
               International Paper Co. Project, Ser. A, Rev., FRDO,
               4.73%, 03/01/02                                             4,000
--------------------------------------------------------------------------------
             Total Short Term -- Municipal Securities
             (Cost $37,699)                                               37,699
--------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                              49

   SHARES     ISSUER                                                       VALUE
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
             MONEY MARKET FUND -- 7.0%

   67,028    JPMorgan Tax Free Money Market (a) @
               (Cost $67,028)                                         $   67,028
--------------------------------------------------------------------------------
             Total Short-Term Investments
             (Cost $104,727)                                             104,727
--------------------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $922,130)                                          $  957,297
--------------------------------------------------------------------------------

FUTURES

                                                              NOTIONAL
   NUMBER                                                     VALUE AT       UNREALIZED
     OF                                         EXPIRATION    02/28/02      DEPRECIATION
  CONTRACTS  DESCRIPTION                           DATE         (USD)           (USD)
----------------------------------------------------------------------------------------
             Short Futures Outstanding
----------------------------------------------------------------------------------------
      442    U.S. 5 Year Treasury Note          June, 2002    $ 47,018  $   (58)

                       See notes to financial statements.

                          JPMORGAN NEW JERSEY TAX FREE
                                  INCOME FUND
                            PORTFOLIO OF INVESTMENTS

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

PRINCIPAL
  AMOUNT     ISSUER                                                                      VALUE
----------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 86.4%
----------------------------------------------------------------------------------------------
               STATE AND MUNICIPAL OBLIGATIONS -- 86.4%
               CONNECTICUT -- 2.1%
$     1,500    Connecticut State, Residual Certificates, Ser. 529,
                 GO, FRDO, 9.49%, 03/07/02                                         $     1,853

               GEORGIA -- 1.4%
      1,000    Private Colleges & Universities Authority, Ser.
                 PA-924, Rev., FRDO, 7.73%, 03/07/02                                     1,182

               NEW JERSEY -- 67.6%
        395    Bayshore Regional Sewer Authority, Rev., MBIA,
                 5.50%, 03/07/02                                                           425
        250    Camden County Improvement Authority, Health
                 Systems, Catholic Health East, Ser. B, Rev., AMBAC,
                 5.25%, 11/15/12                                                           267
        345    Cinnaminson Township School District, GO, FGIC,
                 5.20%, 08/01/10                                                           372
      1,700    Delaware River Port Authority of Pennsylvania & New
                 Jersey, Port District Project, Ser. B, Rev., FSA, 5.70%,
                 01/01/21                                                                1,826
        100    Deptford Township Municipal Utilities Authority, Rev.,
                 AMBAC, 4.88%, 02/01/10                                                    106
        350    Deptford Township Municipal Utilities Authority, Rev.,
                 AMBAC, 5.25%, 02/01/14                                                    370
        360    East Orange, New Jersey, Water Utilities, GO,
                 AMBAC, 5.50%, 06/15/05                                                    391
        570    Edison Township, School District, GO, 6.50%,
                 06/01/04                                                                  622
      1,385    Ewing Township School District, School Bonds, GO,
                 FGIC, 5.30%, 08/01/09                                                   1,501
      1,000    Freehold Regional High School District, GO, FGIC,
                 5.00%, 03/01/16                                                         1,055
        130    Freehold Township Board Of Education, GO, MBIA,
                 5.00%, 02/15/11                                                           139
        275    Galloway Township, GO, AMBAC, 4.75%, 11/01/16                               283
        300    Galloway Township, GO, AMBAC, 5.00%, 11/01/06                               325
        300    Galloway Township, GO, AMBAC, 5.00%, 11/01/10                               323
        160    Gloucester County Improvement Authority, County
                 Guaranteed, Ser. A, Rev., MBIA, 5.35%, 08/01/09                           175
        220    Gloucester County Improvement Authority, County
                 Guaranteed, Ser. A, Rev., MBIA, 5.55%, 08/01/12                           241
        225    Gloucester County Improvement Authority, County
                 Guaranteed, Ser. A, Rev., MBIA, 5.70%, 08/01/15                           248
      1,140    Hamilton Township School District, Atlantic County,
                 GO, FGIC, 5.88%, 12/15/07                                               1,197
        120    Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/10                                                     129
        220    Hawthorne, New Jersey, General Improvement, GO,
                 FGIC, 5.00%, 10/01/12                                                     234

                       See notes to financial statements.

                                                                              51

PRINCIPAL
  AMOUNT       ISSUER                                                                    VALUE
------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
               NEW JERSEY -- CONTINUED
$     1,720    Hillsborough Township School District, GO, FSA,
                 5.38%, 10/01/14                                                   $     1,894
        760    Howell Township, GO, MBIA, 5.00%, 01/01/09                                  813
        500    Hunterdon Central Regional High School District,
                 GO, ^, FSA, 5.40%, 05/01/05                                               550
        100    Long Hill Township, GO, 5.15%, 08/15/06                                     109
        220    Long Hill Township, GO, 5.15%, 08/15/07                                     239
        380    Lopatcong Township Board of Education, GO, ^,
                 FSA, 5.63%, 07/15/10                                                      427
        500    Lopatcong Township Board of Education, GO, ^,
                 FSA, 5.70%, 07/15/10                                                      564
        400    Lopatcong Township Board of Education, GO, ^,
                 FSA, 5.70%, 07/15/10                                                      452
         55    Lower Township, General Improvement, GO, FSA,
                 4.25%, 07/15/11                                                            56
        100    Mainland Regional High School District, GO, 5.20%,
                 11/15/06                                                                  109
        105    Mainland Regional High School District, GO, 5.20%,
                 11/15/07                                                                  115
        110    Mainland Regional High School District, GO, 5.25%,
                 11/15/08                                                                  121
        110    Mainland Regional High School District, GO, 5.25%,
                 11/15/09                                                                  121
        115    Mainland Regional High School District, GO, 5.25%,
                 11/15/10                                                                  125
        120    Mainland Regional High School District, GO, 5.25%,
                 11/15/11                                                                  129
      1,460    Marlboro Township Board of Education, GO, FSA,
                 5.00%, 07/15/06                                                         1,572
        150    Middlesex County, General Improvement, GO, 5.30%,
                 01/15/09                                                                  163
        585    Middletown Township Board of Education, GO, ^,
                 MBIA, 5.80%, 08/01/07                                                     656
      2,500    Middletown Township Board of Education, GO, ^,
                 MBIA, 5.85%, 08/01/07                                                   2,812
        100    Mount Laurel Township, GO, FSA, 5.30%, 10/01/10                             109
      4,000    New Jersey Economic Development Authority, Market
                 Transition Facility, Senior Lien, Ser. A, Rev., ^, MBIA,
                 5.75%, 07/01/04                                                         4,396
        525    New Jersey Economic Development Authority, Market
                 Transition Facility, Senior Lien, Ser. A, Rev., ^, MBIA,
                 5.80%, 07/01/04                                                           577
        710    New Jersey Economic Development Authority, Market
                 Transition Facility, Senior Lien, Ser. A, Rev., ^, MBIA,
                 5.80%, 07/01/04                                                           781
      1,105    New Jersey Economic Development Authority,
                 Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/11                         1,202
      1,160    New Jersey Economic Development Authority,
                 Municipal Loan Pool, Rev., FSA, 5.25%, 11/15/12                         1,251

                       See notes to financial statements.

52

PRINCIPAL
  AMOUNT       ISSUER                                                                    VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------------
               NEW JERSEY -- CONTINUED
$     1,060    New Jersey Economic Development Authority, New
                 Jersey Performing Arts Center Project, Ser. A, Rev.,
                 AMBAC, 6.00%, 06/15/08                                            $     1,199
        380    New Jersey Health Care Facilities Financing
                 Authority, St. Elizabeth Hospital Obligation Group,
                 Rev., 6.00%, 07/01/14                                                     381
        670    New Jersey Sports & Exposition Authority, Ser. A,
                 Rev., 6.50%, 03/01/07                                                     685
        720    New Jersey State Educational Facilities Authority,
                 Capital Improvement Fund, Ser. A, Rev., 5.00%,
                 09/01/08                                                                  776
      2,545    New Jersey State Educational Facilities Authority,
                 Drew University Issue, Ser. C, Rev., MBIA, 5.25%,
                 07/01/13                                                                2,702
        335    New Jersey State Educational Facilities Authority,
                 Fairleigh Dickinson University, Ser. G, Rev., 4.88%,
                 07/01/04                                                                  342
      1,000    New Jersey State Educational Facilities Authority,
                 Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
                 07/01/28                                                                  989
      1,000    New Jersey State Educational Facilities Authority,
                 Princeton University, Ser. E, Rev., 5.25%, 07/01/13                     1,073
      1,250    New Jersey State Educational Facilities Authority,
                 Seton Hall University Project, Rev., AMBAC, 5.25%,
                 07/01/13                                                                1,333
        300    New Jersey State Educational Facilities Authority,
                 Trenton State College, Ser. A, Rev., ^, MBIA, 5.13%,
                 07/01/06                                                                  328
        350    New Jersey State, Ser. D, GO, 8.00%, 02/15/07                               422
      1,000    New Jersey State, Transportation Trust Fund
                 Authority, Transportation Systems, Ser. A, Rev.,
                 5.75%, 06/15/16                                                         1,130
      1,000    New Jersey Transportation Trust Fund Authority, Ser
                 A, Rev., ^, FSA, 5.13%, 06/15/08.                                       1,089
        400    New Jersey Transportation Trust Fund Authority,
                 Transportation Systems, Ser. C, Rev., AMBAC, 5.00%,
                 12/15/06                                                                  434
      1,000    New Jersey Wastewater Treatment Trust, Ser. D,
                 Rev., MBIA, 7.00%, 07/01/10                                             1,209
      1,570    North Bergen Township, GO, AMBAC, 5.00%,
                 08/15/11                                                                1,654
      1,140    Northwest Bergen County Utilities Authority, Rev.,
                 MBIA, 6.00%, 07/15/07                                                   1,222
      1,475    Port Authority of New York & New Jersey, Special
                 Obligation, JFK International Airport Terminal #6, Rev.,
                 MBIA, 6.25%, 12/01/08                                                   1,687
      2,755    Port Authority of New York & New Jersey, Special
                 Obligation, JFK International Airport Terminal #6, Rev.,
                 MBIA, 6.25%, 12/01/09                                                   3,163
        305    Rahway, New Jersey, COP, MBIA, 5.00%, 02/15/06                              326
        430    Rahway, New Jersey, COP, MBIA, 5.30%, 02/15/11                              468

                       See notes to financial statements.

                                                                              53

PRINCIPAL
  AMOUNT       ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------------
               NEW JERSEY -- CONTINUED
$        35    Summit, New Jersey, GO, ^, 5.70%, 06/01/09                          $        39
      1,105    Summit, New Jersey, GO, ^, 5.70%, 06/01/09                                1,241
        435    Union County Improvement Authority, Plainfield
                 Board of Education Project, Rev., FGIC, 6.25%,
                 08/01/07                                                                  495
      1,465    West New York and New Jersey, Improvement, GO,
                 AMBAC, 4.75%, 08/15/05                                                  1,561
      1,100    West Orange, New Jersey, GO, 5.45%, 02/15/15                              1,172
      1,100    West Orange, New Jersey, GO, 5.45%, 02/15/16                              1,165
                                                                                   -----------
                                                                                        57,857
               NEW YORK -- 2.0%
      1,500    Port Authority of New York & New Jersey,
                 Consolidated Bonds, 93rd Ser., Rev., 6.13%,
                 06/01/94                                                                1,697

               PUERTO RICO -- 11.9%
      1,375    Puerto Rico Commonwealth, GO, MBIA, 6.50%,
                 07/01/12                                                                1,665
      1,000    Puerto Rico Commonwealth, Public Improvement,
                 Ser. A, GO, 5.50%, 07/01/29                                             1,065
      3,000    Puerto Rico Highway & Transportation Authority, Ser.
                 F, Rev., 5.00%, 07/01/07                                                3,203
      1,200    Puerto Rico Highway & Transportation Authority, Ser.
                 W, Rev., MBIA-IBC, 5.50%, 07/01/15                                      1,343
      1,000    Puerto Rico Public Buildings Authority, Government
                 Facilities, Ser. C, Rev., 5.00%, 07/01/05                               1,065
        700    Puerto Rico, Public Buildings Authority, Government
                 Facilities, Ser. B, Rev., AMBAC, 5.00%, 07/01/27                          699
      1,000    University of Puerto Rico, Ser. O, Rev., MBIA, 5.75%,
                 06/01/17                                                                1,107
                                                                                   -----------
                                                                                        10,147
               VIRGIN ISLANDS -- 1.4%
      1,155    Virgin Islands Public Finance Authority, Gross
                 Receipts, Tax Lien Notes, Ser. A, Rev., 5.50%,
                 10/01/02                                                                1,179
----------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                    73,915
               (Cost $70,728)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

54

   SHARES      ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
       SHORT-TERM INVESTMENT -- 13.6%
----------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 13.6%
     11,665    JPMorgan Tax Free Money Market (a)                                  $    11,665
               (Cost $11,665)
----------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                         $    85,580
               (Cost $82,393)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

                          JPMORGAN CALIFORNIA BOND FUND
                            PORTFOLIO OF INVESTMENTS

 As of February 28, 2002 (unaudited)
(Amounts in Thousands)

 PRINCIPAL
  AMOUNT       ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 82.2%
----------------------------------------------------------------------------------------------
               STATE AND MUNICIPAL OBLIGATIONS -- 82.2%

               ARIZONA -- 2.0%
$     4,000    Salt River Project Agricultural
                 Improvement & Power District,
                 Salt River Project, Ser. A, Rev., 5.25%, 01/01/06                 $     4,308

               CALIFORNIA -- 66.8%
      7,500    Bay Area Governments Association, Bay Area
                 Rapid Transit, FTA Capital Grant, Ser. A,
                 Rev., AMBAC, 4.88%, 06/15/09                                            7,904
        250    Bell Community Redevelopment Agency,
                 Tax Allocation, Bell Redevelopment Project Area,
                 Ser. B, FSA, 6.30%, 11/01/13                                              271
      2,190    Brea Redevelopment Agency, Tax Allocation,
                 Ser. A, AMBAC, 5.00%, 08/01/10                                          2,391
        260    Burlingame Financing Authority, Rev., 4.75%,
                 10/15/11                                                                  278
        140    California Educational Facilities Authority,
                 Dominican University, Rev., 4.85%, 12/01/06                               150
        750    California Educational Facilities Authority,
                 Stanford University, Ser. P, Rev., 5.25%, 12/01/13                        838
      1,100    California Educational Facilities Authority,
                 University of Southern California, Ser. A,
                 Rev., 5.60%, 10/01/06                                                   1,235
        280    California Housing Finance Agency,
                 Home Mortgage, Single Family Housing,
                 Ser. E, Rev., MBIA, 5.30%, 08/01/20                                       280
      1,925    California Housing Finance Agency,
                 Home Mortgage, Single Family Housing,
                 Ser. I, Rev., MBIA, 4.95%, 08/01/28                                     1,933
      2,000    California State Department of Water
                 Resources, Center Valley Project, Ser. J-3,
                 Rev., 7.00%, 12/01/12                                                   2,511
      4,000    California State Department of Water
                 Resources, Center Valley Project, Ser. W,
                 Rev., 5.50%, 12/01/08                                                   4,515
      5,043    California State University, 5.06%, 03/15/14                              5,284
      1,850    California State, GO, ^, MBIA-IBC, 6.25%,
                 10/01/02                                                                1,940
      2,115    California Statewide Communities Development
                 Authority, Catholic Healthcare West, COP, 6.00%,
                 07/01/09                                                                2,300
        490    Carson Redevelopment Agency, Redevelopment
                 Project Area No. 1, Tax Allocation, MBIA, 5.50%,
                 10/01/14                                                                  555
      1,000    Central Valley Financing Authority, Carson
                 ICE-General Project, ^, Rev, 6.20%, 07/01/03                            1,080
        350    Coachella Valley Recreation & Park District,
                 District 1, Special Assessment, MBIA, 4.63%,
                 09/02/10                                                                  373
      1,500    Contra Costa Transportation Authority, Sales Tax,
                 Ser. A, Rev., FGIC, 6.00%, 03/01/06                                     1,682

                       See notes to financial statements.
56

 PRINCIPAL
  AMOUNT       ISSUER                                                                 VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------------
               CALIFORNIA -- CONTINUED
$     1,850    Contra Costa Water District, Ser. G, Rev., ^,
                 MBIA, 5.75%, 10/01/04                                             $     2,067
      2,500    Contra Costa Water District, Ser. K, Rev.,
                 FSA, 5.50%, 10/01/11                                                    2,835
      2,505    Corona Community Facilities District,
                 Corona Facilities, No. 97-2, Eagle Glen,
                 Special Tax, 5.75%, 09/01/16                                            2,552
      2,500    Duarte Redevelopment Agency,
                 Single-Family Mortgage, Mortgage
                 Backed Securities Program, Ser. A,
                 Rev., ^, 6.88%, 11/01/11                                                3,146
      1,535    El Monte City School District, Ser. A, GO,
                 FSA, 6.25%, 05/01/20                                                    1,811
      1,000    Fallbrook Union High School District,
                 San Diego County, GO, FGIC, 5.38%, 09/01/12                             1,125
      1,000    Foothill Eastern Transportation Corridor Agency,
                 Senior Lien, Ser. A, ^, Rev., 6.00%, 01/01/07                           1,138
        100    Fullerton University Foundation, Ser. A, Rev.,
                 MBIA, 5.50%, 07/01/10                                                     113
        100    Fullerton University Foundation, Ser. A, Rev.,
                 MBIA, 5.50%, 07/01/11                                                     112
        570    Golden West Schools Financing Authority, Ser. A,
                 Rev., MBIA, 5.80%, 02/01/16                                               652
        200    La Quinta Redevelopment Agency, Tax Allocation,
                 Project Area No. 1, MBIA, 7.30%, 09/01/11                                 253
      1,000    Long Beach, California, Long Beach Harbor,
                 Rev., MBIA, 6.00%, 05/15/06                                             1,107
      1,395    Los Angeles County Community Facilities
                 District No. 3, Improvement Area B, Ser. A,
                 Special Tax, AMBAC, 5.63%, 09/01/13                                     1,564
      1,000    Los Angeles County Community Facilities
                 District No. 3, Improvement Area B, Ser. A,
                 Special Tax, AMBAC, 5.63%, 09/01/14                                     1,117
        500    Los Angeles County Community Facilities
                 District No. 3, Improvement Area B, Special Tax,
                 Ser. A, AMBAC, 5.63%, 09/01/11                                            565
      7,285    Los Angeles County Metropolitan Transportation
                 Authority, Sales Tax, Ser. B, Rev., FSA, 5.25%,
                 07/01/11                                                                8,097
      1,000    Los Angeles County Transportation Commission,
                 Ser. B, Rev., FGIC, 5.88%, 07/01/02                                     1,015
      1,000    Los Angeles County, Public Works Financing
                 Authority, Multiple Capital Facilities Project,
                 Ser. B, Rev., AMBAC, 6.00%, 12/01/07                                    1,148
      4,255    Los Angeles Harbor Department, COP, Ser. A,
                 Rev., AMBAC, 5.50%, 08/01/05                                            4,615
        125    Los Angeles Unified School District, Ser. A, GO,
                 FGIC, 6.00%, 07/01/15                                                     146
        500    Los Angeles, California, Department of
                 Water & Power, Ser. A-A-1, Rev., 5.25%, 07/01/04                          536

                       See notes to financial statements.

                                                                              57

PRINCIPAL
  AMOUNT       ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------------
               CALIFORNIA -- CONTINUED
$     5,110    Los Angeles, California, Sonnenblick Del Rio,
                 West Los Angeles, COP, AMBAC, 6.13%, 11/01/15                     $     5,948
      1,000    Los Angeles, Department of Water & Power,
                 Second Issue, Rev., 5.75%, 11/15/02                                     1,031
        300    Metropolitan Water District of Southern California,
                 Waterworks, Ser. A, Rev., 5.25%, 07/01/10                                 332
      1,000    Modesto Irrigation District Financing Authority,
                 Ser. A, Rev., MBIA, 5.45%, 10/01/07                                     1,119
      4,750    Northern California Power Agency,
                 California-Oregon Transportation Project,
                 Ser. A, Rev., MBIA, 7.00%, 05/01/13                                     5,892
      2,250    Northern California Power Agency, Project No. 3,
                 Rev., ^, AMBAC, 5.85%, 07/01/10                                         2,616
        560    Northern California Power Agency, Ser. A,
                 AMBAC, 5.80%, 07/01/09                                                    640
      3,000    Oakland Joint Powers Financing Authority,
                 Oakland Convention Centers, Rev., AMBAC,
                 5.50%, 10/01/12                                                         3,409
      1,000    Orange County Local Transportation Authority,
                 Ser. A, Rev., MBIA, 5.25%, 02/15/05                                     1,080
      2,000    Orange County Public Financing Authority,
                 Waste Management System, Rev., AMBAC,
                 5.75%, 12/01/09                                                         2,250
      2,000    Pasadena, California, Old Pasadena Packing
                 Facilities Project, COP, 6.25%, 01/01/18                                2,314
        425    Port of Oakland, Ser. K, Rev., FGIC, 5.25%,
                 11/01/07                                                                  467
        360    Rancho Water District Financing Authority,
                 Ser. A, Rev., FSA, 5.50%, 08/01/10                                        406
      1,210    Richmond, California, Limited Obligation Pension,
                 Ser. A, GO, MBIA, 7.02%, 08/01/05                                       1,318
         35    Richmond, California, Wastewater, Rev., FGIC,
                 5.20%, 08/01/11                                                            39
      4,954    Riverside County, 5.93%, 08/11/15                                         5,305
      1,250    Riverside County Transportation Commission,
                 Sales Tax, Ser. A, Rev., FGIC, 6.00%, 06/01/09                          1,434
        250    Sacramento County Sanitation District,
                 Financing Authority, Ser. A, Rev., 5.25%, 12/01/12                        276
        150    Sacramento County Sanitation District,
                 Financing Authority, Ser. A, Rev., 5.75%, 12/01/10                        173
      1,200    Sacramento Regional County Sanitation District, GO,
                 5.00%, 08/01/04                                                         1,284
        900    Sacramento, California, Public Facilities Project,
                 COP, 6.00%, 07/01/12                                                      918
      3,000    San Bernardino County Medical Center
                 Financing Project, COP, MBIA, 5.50%, 08/01/06                           3,336
      1,000    San Bernardino, California, Single-Family
                 Mortgage, Mortgage Backed Securities,
                 Ser. A, Rev., ^, 7.50%, 05/01/23                                        1,303

                       See notes to financial statements.

58

 PRINCIPAL
   AMOUNT      ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------------
               CALIFORNIA -- CONTINUED
$     1,200    San Diego County Regional Transportation
                 Commission, Sales Tax, Ser. A, Rev., AMBAC,
                 6.00%, 04/01/06                                                   $     1,348
      3,790    San Francisco Bay Area Transit Financing Authority,
                 Bridge Toll Notes, Rev., 5.25%, 08/01/03                                3,959
      1,000    San Francisco City & County Airports Commission,
                 Issue 15-B, 2nd Ser., Rev., FSA, 5.50%, 05/01/06                        1,106
      1,240    San Jose Redevelopment Agency, Merged Area
                 Redevelopment Project, Tax Allocation, MBIA,
                 6.00%, 08/01/07                                                         1,414
      3,000    San Jose Redevelopment Agency, Merged Area
                 Redevelopment Project, Tax Allocation, MBIA,
                 6.00%, 08/01/15                                                         3,512
        190    San Juan Unified School District, GO, FSA, 5.25%,
                 08/01/09                                                                  211
        250    San Mateo County Joint Powers Authority,
                 Capital Projects Program, Rev., MBIA, 6.50%,
                 07/01/15                                                                  305
        275    Sanger Unified School District, GO, MBIA,
                 5.25%, 02/01/10                                                           304
      2,445    Santa Ana Financing Authority, Police
                 Administration and Holding Facility,
                 Ser. A, Rev., MBIA, 6.25%, 07/01/24                                     2,894
      1,000    Santa Clara County Financing Authority, Ser. A,
                 Rev., AMBAC, 5.75%, 11/15/13                                            1,156
      2,605    South Bayside Waste Management Authority,
                 Solid Waste System, Rev., AMBAC, 6.13%, 03/01/17                        2,967
      1,200    South Orange County Public Financing Authority,
                 Special Tax, Senior Lien, Ser. A, MBIA, 6.20%,
                 09/01/13                                                                1,296
      1,000    Stockton Community Facilities District No. 90-2,
                 Brookside Estates, Rev., 5.20%, 08/01/02                                1,009
      1,000      Turlock Irrigation District, Ser. A, Rev, MBIA,
                 6.00%, 01/01/07                                                         1,126
      3,000    Tustin Unified School District, Community Facilities,
                 Ser. 1997-1, BAN, 6.10%, 09/01/02                                       3,046
      1,000    University of California, UC Medical Center, Rev.,
                 AMBAC, 10.00%, 07/01/06                                                 1,283
        100    Ventura Unified School District, Election of 1997,
                 Ser. E, GO, MBIA, 6.50%, 08/01/07                                         117
                                                                                   -----------
                                                                                       141,177
               NEW JERSEY -- 2.6%
      5,000      New Jersey Transportation Trust Fund Authority,
                 Transportation Systems, Ser. C, Rev., AMBAC,
                 5.00%, 12/15/06                                                         5,419

               PUERTO RICO -- 10.6%
        235    Children's Trust Fund, Settlement, Rev., 5.00%,
                 07/01/06                                                                  249
      1,500    Puerto Rico Commonwealth, GO, ^, 6.45%,
                 07/01/04                                                                1,675

                       See notes to financial statements.

                                                                              59

 PRINCIPAL
  AMOUNT       ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
----------------------------------------------------------------------------------------------
               PUERTO RICO -- CONTINUED
$       115    Puerto Rico Commonwealth, Public Improvement,
                 GO, 5.00%, 07/01/07                                               $       123
      1,400    Puerto Rico Commonwealth, Public Improvement,
                 GO, MBIA-IBC, 3.00%, 07/01/06                                           1,400
      3,000    Puerto Rico Commonwealth, Public Improvement,
                 GO, MBIA-IBC, 3.00%, 07/01/06                                           3,001
      3,000    Puerto Rico Commonwealth, Public Improvement,
                 Ser. A, GO, 5.50%, 07/01/29                                             3,195
      2,500    Puerto Rico Commonwealth, Public Improvement,
                 Ser. A, GO, MBIA-IBC, 5.50%, 07/01/12                                   2,818
      3,000    Puerto Rico Electric Power Authority, Ser. BB,
                 Rev., MBIA, 6.00%, 07/01/11                                             3,477
        125    Puerto Rico Electric Power Authority, Ser. Z, Rev.,
                 5.10%, 07/01/06                                                           134
      5,000    Puerto Rico Highway & Transportation Authority,
                 Ser. F, Rev., 5.00%, 07/01/06                                           5,350
        420    Puerto Rico Highway & Transportation Authority,
                 Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15                                   470
        500    Puerto Rico Municipal Finance Agency, Ser. A, GO,
                 FSA, 5.75%, 08/01/13                                                      555
                                                                                   -----------
                                                                                        22,447
               VIRGIN ISLANDS -- 0.2%
        400    Virgin Islands Public Finance Authority, Gross
                 Receipts, Taxes Lien Notes, Ser. A, Rev., 5.63%,
                 10/01/10                                                                  431
----------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                   173,782
               (Cost $164,577)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

60

 PRINCIPAL
  AMOUNT       ISSUER                                                                   VALUE
----------------------------------------------------------------------------------------------
       SHORT-TERM INVESTMENTS -- 17.8%
----------------------------------------------------------------------------------------------
               SHORT TERM -- MUNICIPAL SECURITIES -- 7.5%

               CALIFORNIA -- 3.0%
$     1,000    California Educational Facilities Authority, Rev.,
                 FRDO, 3.55%, 05/21/02                                             $     1,003
      4,000      California Statewide Communities Development
                 Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
                 2.30%, 12/04/02                                                         4,014
      1,300      Los Angeles, California, American Academy of
                 Dramatic Arts, COP, Ser. A, FRDO, 4.70%, 07/01/02                       1,375
                                                                                   -----------
                                                                                         6,392
               CONNECTICUT -- 1.5%
      2,500    Connecticut State, Residual Certificates, Ser. 529,
                 GO, FRDO, 9.49%, 03/07/02                                               3,088

               GEORGIA -- 1.1%
      2,000    Private Colleges & Universities Authority,
                 Ser. PA-924, Rev., FRDO, 7.73%, 03/07/02                                2,363

               MICHIGAN -- 1.0%
      2,000    Michigan State Hospital Finance Authority,
                 Ascension Health Credit, Ser. B, Rev., FRDO,
                 5.30%, 05/01/02                                                         2,117

               PENNSYLVANIA -- 0.9%
      2,000    Clinton County, IDA, Solid Waste Disposal,
                 International Paper Co. Project, Ser. A, Rev.,
                 FRDO, 4.73%, 03/01/02                                                   2,000

----------------------------------------------------------------------------------------------
               Total Short Term -- Municipal Securities                                 15,960
               (Cost $15,716)
----------------------------------------------------------------------------------------------

     SHARES
               MONEY MARKET FUND -- 10.3%
     21,760    JPMorgan Tax Free Money Market (a)                                       21,760
               (Cost $21,760)
----------------------------------------------------------------------------------------------
               Total Short-Term Investments                                             37,720
               (Cost $37,476)

----------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                         $   211,502
               (Cost $202,053)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

INDEX:
^      -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
@      -- All or a portion of the security is segregated for delayed delivery securities.
(a) -- Affiliated Money Market Fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Fleming Asset Management (USA).
AMBAC  -- AMBAC Assurance Corp.
BAN    -- Bond Anticipation Note.
COP    -- Certificates of Participation.
FGIC   -- Financial Guaranty Insurance Co.
FRDO   -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2002.
FSA    -- Financial Securities Assurance, Inc.
GO     -- General Obligation.
IBC    -- Insured Bond Certificates.
IDA    -- Industrial Development Agency.
IDR    -- Industrial Development Revenue.
MBIA   -- Municipal Bond Insurance Assoc.
PCFA   -- Pollution Control Financing Authority.
PCFFA  -- Pollution Control Facilities Financing Authority.
PCR    -- Pollution Control Revenue.
Rev.   -- Revenue Bond.
Ser.   -- Series.

                       See notes to financial statements.

                            JPMORGAN TAX FREE FUNDS

                       STATEMENT OF ASSETS & LIABILITIES

                      As of February 28, 2002 (unaudited)

(Amounts in thousands, except per share amounts)

                                                                          NEW YORK
                                                          INTERMEDIATE  INTERMEDIATE
                                               TAX FREE     TAX FREE      TAX FREE
                                              INCOME FUND  INCOME FUND  INCOME FUND
====================================================================================
   ASSETS:
     Investment securities, at value          $  844,952  $ 1,765,619   $ 957,297
     Cash                                              6           --           5
     Receivables:
      Investment securities sold                      97           --       5,269
      Fund shares sold                                 4          202       1,756
      Interest and dividends                      10,863       19,949       9,367
      Margin account for futures contracts            --           --          97
------------------------------------------------------------------------------------
   Total Assets                                  855,922    1,785,770     973,791
------------------------------------------------------------------------------------
   LIABILITIES:                                       --
     Payables:
      Due to custodian                                --          251          --
      Dividends                                    2,873        5,192       2,448
      Investment securities purchased                 --       43,052      50,216
      Fund shares redeemed                            55           --           6
     Accrued liabilities
      Investment advisory fees                       195          395         207
      Administration fees                             98          121         104
      Shareholder servicing fees                     156          254         103
      Distribution fees                                4           --           8
      Custodian fees                                  30           94          20
      Trustee fees                                   159          122          68
      Other                                           31          110         133
------------------------------------------------------------------------------------
   Total Liabilities                               3,601       49,591      53,313
------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                             807,999    1,651,567     884,275
     Accumulated undistributed/
     (overdistributed) net investment income         307         (215)        116
     Accumulated net realized gain (loss) on
     investments and futures transactions            (78)       4,823         978
     Net unrealized appreciation on
     investments and futures                      44,093       80,004      35,109
------------------------------------------------------------------------------------
   Total Net Assets                           $  852,321  $ 1,736,179   $ 920,478
------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized)
     Class A Shares                                9,155           --      20,488
     Class B Shares                                  943           --       1,985
     Select Shares                               120,398      101,654      63,382
     Institutional Shares                             --       57,203      39,604
   Net Asset Value:
     Class A Shares (and redemption price)    $     6.54           --   $    7.33
     Class B Shares*                          $     6.55           --   $    7.34
     Select Shares (and redemption price)     $     6.53  $     10.93   $    7.34
     Institutional Shares (and redemption
     price)                                           --  $     10.93   $    7.34
   Class A Maximum Public Offering Price Per
   Share
   (net asset value per share/95.5%)          $     6.85           --   $    7.68
------------------------------------------------------------------------------------
   Cost of investments                        $  800,859  $ 1,685,615   $ 922,130
====================================================================================

*Redemption price may be reduced by contigent deferred sales charge.

                       See notes to financial statements.

                                              NEW JERSEY
                                               TAX FREE      CALIFORNIA
                                              INCOME FUND     BOND FUND
=============================================================================
   ASSETS:
     Investment securities, at value           $85,580         $211,502
     Cash                                            1               16
     Receivables:
      Investment securities sold                   701               --
      Interest and dividends                       724            2,464
-----------------------------------------------------------------------------
   Total Assets                                 87,006          213,982
-----------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                    232              582
      Investment securities purchased            4,840            9,698
     Accrued liabilities
      Investment advisory fees                      18               47
      Administration fees                            7                8
      Shareholder servicing fees                     9                7
      Custodian fees                                20               23
      Trustee fees                                  13                6
      Other                                         42               21
-----------------------------------------------------------------------------
   Total Liabilities                             5,181           10,392
-----------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                            77,834          193,860
     Accumulated undistributed/
     (overdistributed) net investment income       (84)              85
     Accumulated net realized gain on
     investments and futures transactions          888              196
     Net unrealized appreciation on investments  3,187            9,449
-----------------------------------------------------------------------------
   Total Net Assets                            $81,825         $203,590
-----------------------------------------------------------------------------

   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
    shares authorized)
     Class A Shares                                 --            1,986
     Select Shares                               8,109            3,372
     Institutional Shares                           --           13,515
   Net Asset Value:
     Class A Shares (and redemption price)          --         $  10.92
     Select Shares (and redemption price)      $ 10.09         $  10.91
     Institutional Shares (and redemption
     price)                                         --         $  10.74
     Class A Maximum Public Offering Price Per
     Share (net asset value per share/95.50%)       --         $  11.43
-----------------------------------------------------------------------------
   Cost of investments                         $82,393         $202,053
=============================================================================

                       See notes to financial statements.

                             JPMORGAN TAX FREE FUNDS

                             STATEMENT OF OPERATIONS
                    For the six month ended February 28, 2002 (Unaudited)

(Amounts in thousands)

                                                                         NEW YORK
                                                       INTERMEDIATE    INTERMEDIATE
                                           TAX FREE      TAX FREE        TAX FREE
                                          INCOME FUND  INCOME FUND     INCOME FUND
====================================================================================
   INVESTMENT INCOME:
     Interest                              $20,900      $36,436           $18,285
     Dividend                                   --           --                58
     Dividend income from affiliated
     investments*                              160          516               330
------------------------------------------------------------------------------------
   Total Investment income                  21,060       36,952            18,673
------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                1,272        2,479             1,295
     Administration fees                       636        1,239               650
     Shareholder servicing fees              1,060        1,641               888
     Distribution fees                         101           --               238
     Custodian and accounting fees              59          154               122
     Printing and postage                       11           17                12
     Professional fees                          13           25                26
     Registration fees                          53           17                18
     Transfer agent fees                        75           42               133
     Trustees' fees                              4            8                 4
     Organization fees                           8            5                 2
     Other                                      18           49                32
------------------------------------------------------------------------------------
   Total expenses                            3,310        5,676             3,420
------------------------------------------------------------------------------------
     Less amounts waived                       127          623               467
     Less earnings credits                      --           50                43
------------------------------------------------------------------------------------
      Net expenses                           3,183        5,003             2,910
------------------------------------------------------------------------------------
   Net investment income                    17,877       31,949            15,763
------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain on transactions
     from:
      Investments                            3,464        5,056             2,683
      Futures                                1,060        1,927             1,065
     Change in net unrealized appreciation
     (depreciation) of:
      Investments                           (9,610)      (4,907)           (3,916)
      Futures                                   --           --               (58)
------------------------------------------------------------------------------------
     Net realized and unrealized gain
     (loss) from investments and futures    (5,086)       2,076              (226)
------------------------------------------------------------------------------------
     Net increase in net assets from
     operations                            $12,791      $34,025           $15,537
====================================================================================
*  Includes reimbursements of investment
   advisory, administration and
   shareholder servicing fees :            $    15      $    41           $    24
====================================================================================

                       See notes to financial statements.

                                                                              65

                                                NEW JERSEY
                                                 TAX FREE     CALIFORNIA
                                                INCOME FUND   BOND FUND
============================================================================
   INVESTMENT INCOME:
     Interest                                     $ 1,776      $4,331
     Dividend income from affiliated
      investments*                                     33         126
----------------------------------------------------------------------------
   Total investment income                          1,809       4,457
----------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                         118         300
     Administration fees                               59         150
     Shareholder servicing fees                        99         141
     Distribution fees                                 --          26
     Custodian and accounting fees                     40          54
     Printing and postage                               3           8
     Professional fees                                 13          18
     Registration fees                                  1          20
     Transfer agent fees                               11          42
     Trustees' fees                                     1           1
     Organization fees                                  1          --
     Other                                              6          11
----------------------------------------------------------------------------
   Total expenses                                     352         771
----------------------------------------------------------------------------
     Less amounts waived                               55         234
     Less earnings credits                              1          --
----------------------------------------------------------------------------
      Net expenses                                    296         537
----------------------------------------------------------------------------
   Net investment income                            1,513       3,920
----------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain on transactions from:
      Investments                                   1,300         166
      Futures                                          95         205
     Change in net unrealized appreciation
     (depreciation) of:
      Investments                                  (1,732)       (385)
----------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
     from investments and futures                    (337)        (14)
----------------------------------------------------------------------------
     Net increase in net assets from operations   $ 1,176      $3,906
============================================================================
*  Includes reimbursements of investment
   advisory, administration and shareholder
   servicing fees of:                             $     3      $   10
============================================================================

                       See notes to financial statements.

                            JPMORGAN TAX FREE FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS
                      For the periods indicated (unaudited)

STATEMENTS OF CHANGES IN NET ASSETS For the periods indicated (unaudited) (Amounts in thousands)

                                                                                                                    NEW YORK
                                                                                          INTERMEDIATE            INTERMEDIATE
                                                                   TAX FREE                 TAX FREE                TAX FREE
                                                                 INCOME FUND              INCOME FUND              INCOME FUND
                                                              ------------------     ----------------------   ---------------------
                                                              9/01/01      YEAR      9/01/01       YEAR       9/01/01     YEAR
                                                              THROUGH      ENDED     THROUGH       ENDED      THROUGH     ENDED
                                                              2/28/02     8/31/01    2/28/02      8/31/01     2/28/02    8/31/01
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:

  Net investment income                                       $  17,877   $ 36,758   $   31,949   $  28,989   $ 15,763   $  13,690
  Net realized gain on investments and futures transactions       4,524      6,042        6,983       8,101      3,748       2,350
  Change in net unrealized appreciation (depreciation)
    of investments and futures contracts                         (9,610)    33,706       (4,907)     25,868     (3,974)     14,889
-----------------------------------------------------------------------------------------------------------------------------------
    Increase in net assets from operations                       12,791     76,506       34,025      62,958     15,537      30,929
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                         (17,674)   (36,662)     (32,204)    (29,003)   (15,545)    (13,703)
  Net realized gain on investment transactions                       --         --       (6,348)         --     (1,808)         --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                         (17,674)   (36,662)     (38,552)    (29,003)   (17,353)    (13,703)
-----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions            (7,268)    71,823    1,012,362         215    491,217     137,272
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                     (12,151)   111,667    1,007,835      34,170    489,401     154,498

NET ASSETS:

  Beginning of period                                           864,472    752,805      728,344     694,174    431,077     276,579
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                               $ 852,321   $864,472   $1,736,179   $ 728,344   $920,478   $ 431,077
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                      $     307   $    104   $     (215)  $      40   $    116   $    (102)
-----------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                              67

                                                                  NEW JERSEY
                                                                   TAX FREE                     CALIFORNIA
                                                                  INCOME FUND                   BOND FUND
                                                              --------------------   ----------------------------------
                                                               9/01/01      YEAR      9/01/01      5/01/01      YEAR
                                                               THROUGH     ENDED      THROUGH      THROUGH     ENDED
                                                               2/28/02     8/31/01    2/28/02      8/31/01    4/30/01
-----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:

  Net investment income                                       $   1,513   $  3,314   $    3,920   $   2,231   $  6,132
  Net realized gain on investments and futures transactions       1,395        985          371          32      1,370
  Change in net unrealized appreciation (depreciation)
    of investments and futures contracts                         (1,732)     3,691         (385)      6,401      2,240
-----------------------------------------------------------------------------------------------------------------------
  Increase in net assets from operations                          1,176      7,990        3,906       8,664      9,742
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                          (1,531)    (3,314)      (3,723)     (2,284)    (6,172)
  Net realized gain on investment transactions                   (1,448)        --          (79)       (499)        --
-----------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                          (2,979)    (3,314)      (3,802)     (2,783)    (6,172)
-----------------------------------------------------------------------------------------------------------------------
  Increase from capital share transactions                        1,402      5,031       35,225       3,836     56,583
-----------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets                        (401)     9,707       35,329       9,717     60,153

NET ASSETS:

  Beginning of period                                            82,226     72,519      168,261     158,544    98,391
-----------------------------------------------------------------------------------------------------------------------
  End of period                                               $  81,825     82,226   $  203,590   $ 168,261   $158,544
-----------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed) net investment
  income                                                      $     (84)  $    (66)  $       85   $    (112)  $     59
-----------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

      JPMORGAN FUNDS
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Mutual Fund Select Trust ("MFST") and J.P. Morgan Series Trust ("JPMST") (the "Trusts") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end, management investment companies. MFST and JPMST were organized on October 1, 1996 and August 15, 1996, respectively. In connection with the Plans of Reorganization (see Reorganizations Note 2) that were implemented on September 10, 2001, the new name of the J.P. Morgan California Bond Fund is the JPMorgan California Bond Fund ("CBF") and the Institutional Class of JPMorgan Tax Free Income Fund, Intermediate Tax Free Income Fund, New York Intermediate Tax Free Income Fund and New Jersey Tax Free Income Fund were renamed Select Class. The following are five separate portfolios of the Trusts (collectively, the "Funds"):

 FUND                                                       CLASSES OFFERED
 --------------------------------------------------------------------------------------------------
 JPMorgan Tax Free Income Fund ("TFI")                      Class A, Class B, Select
 JPMorgan Intermediate Tax Free Income Fund ("ITFI")        Select, Institutional
 JPMorgan New York Intermediate Tax Free
   Income Fund ("NYTFI")                                    Class A, Class B, Select, Institutional
 JPMorgan New Jersey Tax Free Income Fund ("NJTFI")         Select
 JPMorgan California Bond Fund ("CBF")                      Class A, Select, Institutional

TFI, ITFI, NYTFI and NJTFI are each a series of Mutual Fund Select Trust. CBF is a series of J.P. Morgan Series Trust.

Class A Shares generally provide for a front-end sales charge while Class B Shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreement. No sales charges are assessed with respect to the Select Class or Institutional Class ("Class I").

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to the Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

 TARGET FUNDS                                         ACQUIRING FUNDS            SHARES RECEIVED
 --------------------------------------------------------------------------------------------------
 J.P. Morgan Tax Exempt Bond Fund                     ITFI                       Select Shares
 J.P. Morgan Institutional Tax Exempt
   Bond Fund                                          ITFI                       Institutional Shares
 J.P. Morgan New York Tax Exempt Bond Fund            NYTFI                      Select Class
 J.P. Morgan Institutional New York Tax
   Exempt Bond Fund                                   NYTFI                      Institutional Shares
 JPMorgan California Intermediate Tax Free            CBF                        Class A
   Fund

                                                                                       JPMORGAN
                                                                 INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
------------------------------------------------------------------------------------------------------------------------------------
                                                BENEFICIAL
                                                 INTEREST       SHARES                          NET ASSET           NET
                                                OUTSTANDING   OUTSTANDING       NET ASSETS   VALUE PER SHARE UNREALIZED APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Target Funds
J.P. Morgan Tax Exempt Bond Fund                  29,572,587                  $  353,981,523     $ 11.96        $    19,565,844
J.P. Morgan Institutional Tax Exempt Bond Fund    52,587,469                  $  552,679,323     $ 10.51        $    23,465,790

Acquiring Fund
J.P. Morgan Intermediate Tax Free Income Fund                                                                   $    39,281,252
  Institutional Class (Renamed Select)                          66,353,086    $  725,783,509     $ 10.94

Post Reorganization
JPMorgan Intermediate                                                                                           $    82,312,886
  Tax Free Income Fund                                          98,682,898    $1,079,765,032     $ 10.94
  Select Class                                                  50,520,503    $  552,679,323     $ 10.94
  Institutional Class

                                                                              71

                                                                                          JPMORGAN
                                                                 NEW YORK INTERMEDIATE TAX FREE INCOME FUND REORGANIZATION
------------------------------------------------------------------------------------------------------------------------------------
                                                BENEFICIAL
                                                  INTEREST      SHARES                          NET ASSET             NET
                                                OUTSTANDING   OUTSTANDING      NET ASSETS    VALUE PER SHARE UNREALIZED APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Target Funds
J.P. Morgan New York Tax Exempt Bond Fund         14,665,092                  $  159,183,754     $ 10.85        $     6,079,214
J.P. Morgan Institutional New York Tax Exempt
  Bond Fund                                       28,061,630                  $   307,395,01     $ 10.95        $     8,950,542

Acquiring Fund
JPMorgan New York Intermediate Tax Free                                                                         $    21,041,190
  Income Fund                                                   16,630,782    $  121,763,195     $  7.32
  Class A                                                        1,614,640    $   11,829,231     $  7.33
  Class B                                                       40,979,532    $  300,267,551     $  7.33
  Institutional Class (Renamed Select)

Post Reorganization
JPMorgan New York Intermediate Tax Free Income
  Fund                                                                                                          $    36,070,946
  Class A                                                       16,630,782    $  121,763,195     $  7.32
  Class B                                                        1,614,640    $   11,829,231     $  7.33
  Select Class                                                  62,687,070    $  459,451,305     $  7.33
  Institutional Class                                           41,920,170    $  307,395,012     $  7.33

72

                                                                                             JPMORGAN
                                                                               CALIFORNIA BOND FUND REORGANIZATION
------------------------------------------------------------------------------------------------------------------------------------
                                                                SHARES                          NET ASSET           NET
                                                              OUTSTANDING      NET ASSETS    VALUE PER SHARE UNREALIZED APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Target Fund

JPMorgan California Intermediate Tax Free Fund                                                                  $     1,449,626
  Class A                                                        2,257,417    $   23,318,969     $ 10.33

Acquiring Fund
J. P. Morgan California Bond Fund                                                                               $     8,202,064
  Select Class                                                   2,891,220    $   31,511,432     $ 10.90
  Institutional Class                                           13,011,529    $  139,461,460     $ 10.72

Post Reorganization
JPMorgan California Bond Fund                                                                                   $     9,651,690
  Class A                                                        2,139,369    $   23,318,969     $ 10.90
  Select Class                                                   2,891,220    $   31,511,432     $ 10.90
  Institutional Class                                           13,011,529    $  139,461,460     $ 10.72

On February 16, 2001, TFI and NYTFI (the "Acquiring Funds") acquired all the net assets of Chase Vista Tax Free Income Fund ("CVTFI") and Chase Vista New York Tax Free Income Fund ("CVNYTFI") (collectively, the "Target Funds"), respectively, pursuant to Reorganization Plans approved by the Target Funds' shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares in the Target Funds received Class A Shares in the Acquiring Funds and holders of Class B Shares in the Target Funds received Class B Shares in the Acquiring Funds.

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization:

                                              BEFORE                AFTER               BEFORE                    AFTER
                                          REORGANIZATION        REORGANIZATION      REORGANIZATION           REORGANIZATION
---------------------------------------------------------------------------------------------------------------------------
                                       CVTFI          TFI            TFI           CVNYTFI     NYTFI              NYTFI
---------------------------------------------------------------------------------------------------------------------------
Class A
  Shares                              4,211,871                     8,194,617      6,653,356                     10,754,108
  Net Assets                       $ 52,784,038                  $ 52,784,038   $ 77,620,280                  $  77,620,280
  Net Asset Value                  $      12.53                  $       6.44   $      11.67                  $        7.22
Class B
  Shares                                832,033                     1,609,734      1,088,287                      1,754,524
  Net Assets                       $ 10,370,788                  $ 10,370,788   $ 12,669,055                  $  12,669,055
  Net Asset Value                  $      12.46                  $       6.44   $      11.64                  $        7.22
Class I
  Shares                                           122,398,528    122,398,528                    39,361,372      39,361,372
  Net Assets                                      $788,020,648   $788,020,648                  $284,263,522   $ 284,263,522
  Net Asset Value                                 $       6.44   $       6.44                  $       7.22   $        7.22
Net Unrealized
Appreciation                       $  2,198,910   $ 39,531,740   $ 41,730,650   $  2,920,739   $ 13,199,123   $  16,119,862

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Fixed income securities with a maturity of 60 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

B. REPURCHASE AGREEMENTS -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for as of the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

D. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The risk of loss associated with a long futures contract is limited to the value of the contract. The investment in short futures contracts subjects the Fund to unlimited risk of loss.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings.

As of February 28, 2002, New York Intermediate Tax Free Income Fund had outstanding futures contracts as listed on its Portfolio of Investments.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

G. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g., transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

H. ORGANIZATION COSTS -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM") (collectively, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), is the Adviser for TFI, ITFI, NYTFI and NJTFI. JPMIM, a wholly owned subsidiary of JPMorgan is the Adviser for CBF. The Advisers supervise the investments of each Fund and for such services are paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund. The Advisers waived fees as outlined in Note 4.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from each Fund in an amount to offset any investment advisory and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services and facilities to each Fund at a fee accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion.

Prior to September 10, 2001, the Administrator received a fee from TFI, ITFI, NYTFI and NJTFI computed daily and paid monthly at the annual rate equal to 0.10% of the respective Fund's average daily net assets. Also prior to September 10, 2001, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly owned subsidiary of The BISYS Group, Inc. served as sub-administrator for TFI, ITFI, NYTFI and NJTFI and was paid an annual fee of 0.05% of the average daily net assets of the Fund. Effective September 10, 2001, in connection with the elimination of the Funds paying directly sub-administration fees (0.05% annualized for TFI, ITFI, NYTFI and NJTFI) and co-administration fees (allocable share of an annual complex-wide charge of $425,000 plus Fund Distributor, Inc. ("FDI") out of pocket expenses for CBF, the Trustees approved a new combined administration agreement. Under the terms of the agreement, the Administrator will bear all sub-administration expenses of the funds.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

   FUND              CLASS A      CLASS B     SELECT           INSTITUTIONAL
--------------------------------------------------------------------------------
   TFI                  0.75         1.64       0.75                      --
   ITFI                   --           --       0.66                    0.50
   NYTFI                0.75         1.64       0.72                    0.50
   NJTFI                  --           --       0.75                      --
   CBF                  0.60           --       0.65                    0.50

The contractual expense limitation agreements were in effect beginning September 10, 2001 and the respective expiration dates in connection with the limitation percentages in the tables above are as follows:

   FUND              CLASS A      CLASS B        SELECT        INSTITUTIONAL
--------------------------------------------------------------------------------
   TFI            12/31/2002   12/31/2002    12/31/2002                   --
   ITFI                   --           --    12/31/2004           12/31/2004
   NYTFI          12/31/2002   12/31/2002    12/31/2004           12/31/2004
   NJTFI                  --           --    12/31/2002                   --
   CBF            12/31/2002           --    12/31/2004           12/31/2004

The Administrator waived fees as outlined in Note 4.F. below.

C. DISTRIBUTION FEES-- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

The Trustees have adopted plans of distribution under the 1940 Act for the Class A shares of the TFI, NYTFI and CBF and for the Class B shares of TFI and NYTFI. There are no distribution plans for the Institutional and Select Shares. Class A Shares and Class B Shares pay the Distributor a distribution fee. The fee is accrued daily and paid monthly at an annual rate not to exceed: 0.25% of the average daily net assets of the Class A Shares and 0.75% of the average daily net assets of the Class B Shares.

The Distributor waived fees as outlined in Note 4.F. below

D. SHAREHOLDER SERVICING FEES -- The Trusts have adopted a shareholder servicing agreement, pursuant to which JPMCB acts as shareholder servicing agent for its customers who are Fund investors and for other Fund investors who are customers of a financial professional. For its services, the Shareholder Servicing Agent receives a fee. This fee is computed daily and paid monthly equal to a percentage of the average daily net assets as follows (%):

   FUND              CLASS A      CLASS B        SELECT        INSTITUTIONAL
--------------------------------------------------------------------------------
   TFI                  0.25         0.25          0.25                   --
   ITFI                   --           --          0.25                 0.10
   NYTFI                0.25         0.25          0.25                 0.10
   NJTFI                  --           --          0.25                   --
   CBF                  0.25           --          0.25                 0.10

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers and investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between MFST, JPMST and JPMCB is terminated, the Funds would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

JPMCB and certain affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents voluntarily waived fees as outlined in Note 4.F. below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by JPMCB as custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 28, 2002, the Funds' vendors waived fees for each of the Funds as follows (in thousands):

   CONTRACTUAL WAIVERS:
                                            SHAREHOLDER
                          ADMINISTRATION    SERVICING         DISTRIBUTION
--------------------------------------------------------------------------------
   TFI                       $  --             $  51             $   76
   ITFI                        541                82                 --
   NYTFI                         6               272                189
   NJTFI                        16                39                 --
   CBF                         133                75                 26

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 28, 2002 are as follows (amounts in thousands):

                   SHAREHOLDER
                    SERVICING       DISTRIBUTION      TRANSFER AGENT
-----------------------------------------------------------------------
   TFI
-----------------------------------------------------------------------
   Class A           $       77          $     76            $     53
   Class B                    8                25                   6
   Select                   975                --                  16
                     ----------          --------            --------
                     $    1,060          $    101            $     75
                     ==========          ========            ========

   ITFI
-----------------------------------------------------------------------
   Select            $    1,359          $     --            $     28
   Institutional            282                --                  14
                     ----------          --------            --------
                     $    1,641          $     --            $     42
                     ==========          ========            ========

   NYTFI
-----------------------------------------------------------------------
   Class A           $      189          $    189            $     90
   Class B                   16                49                   8
   Select                   556                --                  22
   Institutional            127                --                  13
                     ----------          --------            --------
                     $      888          $    238            $    133
                     ==========          ========            ========

   NJTFI
-----------------------------------------------------------------------
   Select            $       99          $     --            $     11

   CBF
-----------------------------------------------------------------------
   Class A           $       26          $     26            $     18
   Select                    73                --                  12
   Institutional             42                --                  12
                     ----------          --------            --------
                     $      141          $     26            $     42
                     ==========          ========            ========

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2002 are as follows (amounts in thousands):

                                 NET
                           INVESTMENT INCOME          REALIZED GAIN
---------------------------------------------------------------------
   TFI
---------------------------------------------------------------------
   Class A                         $   1,229              $      --
   Class B                                94                     --
   Select                             16,351                     --
                                   ---------              ---------
                                   $  17,674              $      --
                                   =========              =========

   ITFI
---------------------------------------------------------------------
   Select                          $  20,933              $   4,101
   Institutional                      11,271                  2,247
                                   ---------              ---------
                                   $  32,204              $   6,348
                                   =========              =========

   NYTFI
---------------------------------------------------------------------
   Class A                         $   2,751              $     356
   Class B                               176                     28
   Select                              7,753                    917
   Institutional                       4,865                    507
                                   ---------              ---------
                                   $  15,545              $   1,808
                                   =========              =========

   NJTFI
---------------------------------------------------------------------
   Select                          $   1,531              $   1,448

   CBF
---------------------------------------------------------------------
   Class A                         $     384              $       8
   Select                                608                     13
   Institutional                       2,731                     58
                                   ---------              ---------
                                   $   3,723              $      79
                                   =========              =========

7. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended February 28, 2002, were as follows (amounts in thousands):

   FUND                   PURCHASES                 SALES
-------------------------------------------------------------------
   TFI                   $  447,426              $  439,914
   ITFI                     516,805                 484,730
   NYTFI                    372,547                 361,928
   NJTFI                     29,901                  38,085
   CBF                        6,626                  18,036

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation/ (depreciation) in value of the investment securities as of February 28, 2002, are as follows (amounts in thousands):

                                 GROSS           GROSS
                AGGREGATE     UNREALIZED       UNREALIZED        NET UNREALIZED
   FUND            COST      APPRECIATION     DEPRECIATION        APPRECIATION
--------------------------------------------------------------------------------
   TFI        $   800,859     $  44,707          $  (614)           $ 44,093
   ITFI         1,685,615        81,060           (1,056)             80,004
   NYTFI          922,130        35,762             (595)             35,167
   NJTFI           82,393         3,215              (28)              3,187
   CBF            202,053         9,468              (19)              9,449

9. CONCENTRATION OF CREDIT RISK

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. NYTFI, NJTFI and CBF primarily invest in issuers in the States of New York, New Jersey and California, respectively. TFI invested approximately 19% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

10. BANK BORROWINGS

TFI, ITFI, NYTFI and NJTFI may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

CBF may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Fund, along with certain other funds managed by JPMIM, entered into a $150 million bank line of credit agreement with JPMCB as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the commitment amount. This agreement will expire on June 20, 2002.

The Funds had no borrowings outstanding as of February 28, 2002, nor at any time during the year.

11. CORPORATE EVENT

On November 10, 2001, Morgan Guaranty Trust Company of New York merged with and into The Chase Manhattan Bank to create The JPMorgan Chase Bank.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

TAX FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------
                                         CLASS A SHARES               CLASS B SHARES                SELECT SHARES*
                                      ----------------------     -----------------------        ------------------------
                                       AMOUNT         SHARES        AMOUNT        SHARES         AMOUNT        SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED FEBRUARY 28, 2002
------------------------------------------------------------------------------------------------------------------------
Shares sold                           $   40,794       6,281     $     1,341         207        $ 42,719         6,612
Shares issued in reinvestment of
  distributions                              770         119              49           8              27             4
Shares redeemed                          (40,034)     (6,159)         (2,837)       (435)        (50,097)       (7,731)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
  shares outstanding                  $    1,530         241     $    (1,447)       (220)       $ (7,351)       (1,115)
========================================================================================================================

                                                                YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------
Shares sold                           $   46,987       7,317     $     1,544         241        $ 94,888        14,899
Shares issued in connection with
  Fund merger (Note 2)                    52,784       8,195          10,371       1,610              --            --
Shares issued in reinvestment of
  distributions                              904         140             105          16              78            12
Shares redeemed                          (43,322)     (6,738)         (4,520)       (704)        (87,996)      (13,775)
------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                         $   57,353       8,914     $     7,500       1,163        $  6,970         1,136
========================================================================================================================

* Formerly Institutional Class shares.

INTERMEDIATE TAX FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------
                                                                       SELECT SHARES*             INSTITUTIONAL SHARES
                                                                 -----------------------       -------------------------
                                                                    AMOUNT        SHARES         AMOUNT         SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS ENDED FEBRUARY 28, 2002^
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      $   196,116      17,936       $ 132,244        12,126
Shares issued in connection with Fund reorganization (Note 2)        353,982      32,330         552,679        50,521
Shares issued in reinvestment of distributions                         7,689         713           3,964           366
Shares redeemed                                                     (171,039)    (15,691)        (63,273)       (5,810)
------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                          $   386,748      35,288       $ 625,614        57,203
========================================================================================================================

                                                                Year Ended August 31, 2001
------------------------------------------------------------------------------------------------------------------------
Shares sold                                                      $    75,543       7,086
Shares issued in reinvestment of distributions                            51           5
Shares redeemed                                                      (75,379)     (7,081)
------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                          $       215          10
========================================================================================================================

* Formerly Institutional Class shares.
^ For Institutional Shares, from commencement of offering on September 10, 2001.

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------
                                    CLASS A SHARES     CLASS B SHARES    SELECT SHARES*    INSTITUTIONAL SHARES
                                  ------------------  ---------------  -----------------   --------------------
                                   AMOUNT     SHARES   AMOUNT   SHARES  AMOUNT     SHARES    AMOUNT     SHARES
---------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS ENDED FEBRUARY 28, 2002
---------------------------------------------------------------------------------------------------------------
Shares sold                       $ 133,561   18,354  $  4,818    659  $ 62,899     8,583   $ 60,123     8,245
Shares issued in connections
  with Fund reorganization
  (Note 2)                               --       --        --     --   159,184    21,708    307,395    41,920
Shares issued in reinvestment of
  distributions                       1,938      268       118     16     2,540       351      1,760       242
Shares redeemed                    (102,134) (14,074)   (2,222)  (305)  (59,486)   (8,139)   (79,277)  (10,803)
---------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                     $  33,365    4,548  $  2,714    370  $165,137    22,503   $290,001    39,604
===============================================================================================================

                                                 YEAR ENDED AUGUST 31, 2001^
---------------------------------------------------------------------------------------------------------------
Shares sold                       $  51,962    7,162  $  2,343    324  $ 53,130     7,409
Shares issued in connections
  with Fund merger (Note 2)          77,620   10,754    12,669  1,754        --        --
Shares issued in reinvestment of
  distributions                       1,193      165       129     18        12         2
Shares redeemed                     (15,434)  (2,141)   (3,469)  (481)  (42,883)   (5,999)
---------------------------------------------------------------------------------------------------------------
Net increase in Fund shares
  outstanding                     $ 115,341   15,940  $ 11,672  1,615  $ 10,259     1,412
===============================================================================================================

* Formerly Institutional Class shares.
^ For class A and B shares, from commencement of offering on February 16, 2001.

NEW JERSEY TAX FREE INCOME FUND

----------------------------------------------------------------------------------------
                                                                     SELECT SHARES*
                                                                ------------------------
                                                                 AMOUNT         SHARES
----------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED
                                                                  FEBRUARY 28, 2002
----------------------------------------------------------------------------------------
Shares sold                                                     $  6,761           674
Shares issued in reinvestment of distributions                     1,306           132
Shares redeemed                                                   (6,665)         (657)
----------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                         $  1,402           149
========================================================================================

                                                                      YEAR ENDED
                                                                   AUGUST 31, 2001
----------------------------------------------------------------------------------------
Shares sold                                                     $ 15,530         1,557
Shares issued in reinvestment of distributions                        13             1
Shares redeemed                                                  (10,512)       (1,049)
----------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                         $  5,031           509
========================================================================================

* Formerly Institutional Class shares.

CALIFORNIA BOND FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                   CLASS A SHARES          SELECT SHARES      INSTITUTIONAL
                                                                --------------------     ----------------   ------------------
                                                                 AMOUNT       SHARES      AMOUNT   SHARES    AMOUNT    SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED FEBRUARY 28, 2002
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  1,556         144     $  9,561    883    $ 29,400    2,740
Shares issued in connection with Fund reorganization (Note 2)     23,319       2,139           --     --          --       --
Shares issued in reinvestment of distributions                       156          14          264     24         694       65
Shares redeemed                                                   (3,366)       (311)      (4,545)  (419)    (21,814)  (2,039)
------------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                         $ 21,665       1,986     $  5,280    488    $  8,280      766
==============================================================================================================================

                                                                                             YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                              $  4,213    395    $ 19,925    1,901
Shares issued in reinvestment of distributions                                                230     21         636       60
Shares redeemed                                                                            (7,170)  (668)    (13,998)  (1,329)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding                                       $ (2,727)  (252)   $  6,563      632
==============================================================================================================================

JP MORGAN FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                TAX FREE INCOME FUND
                        -------------------------------------------------------------------------------------------------
                             CLASS A            CLASS B                                    SELECT** CLASS
                        -----------------  -----------------  ---------------------------------------------------------
                         9/1/01  2/16/01^   9/1/01  2/16/01^  9/1/01                 YEAR ENDED                1/1/97*
                        THROUGH  THROUGH   THROUGH  THROUGH   THROUGH       ----------------------------       THROUGH
                        2/28/02  8/31/01   2/28/02  8/31/01   2/28/02   8/31/01  8/31/00   8/31/99   8/31/98   8/31/97
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   --------
Per share operating
 performance:
Net asset value,
  beginning of period   $  6.57  $  6.44   $  6.58  $  6.44   $  6.57   $  6.25  $  6.19   $  6.60   $  6.45   $  6.39
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income                 0.14     0.15      0.11     0.12      0.14      0.29     0.30      0.34      0.35      0.24
  Net gains or losses
    in securities
    (both realized and
    unrealized)           (0.04)    0.13     (0.05)    0.14     (0.04)     0.32     0.06     (0.37)     0.21      0.06
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------
    Total from
      investment
      operations           0.10     0.28      0.06     0.26      0.10      0.61     0.36     (0.03)     0.56      0.30
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------
Less distributions:
  Dividends from net
    investment income      0.13     0.15      0.09     0.12      0.14      0.29     0.30      0.34      0.35      0.24
  Distributions from
    capital gains            --       --        --       --        --        --       --      0.04      0.06        --
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------
    Total
      distributions        0.13     0.15      0.09     0.12      0.14      0.29     0.30      0.38      0.41      0.24
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------
Net asset value,
  end of period         $  6.54  $  6.57   $  6.55  $  6.58   $  6.53   $  6.57  $  6.25   $  6.19   $  6.60   $  6.45
                        =======  =======   =======  =======   =======   =======  =======   =======   =======   =======
Total return(1)            1.55%    4.46%     0.97%    4.13%     1.48%    10.00%    6.11%    (0.63%)    8.99%     4.86%
Ratios/supplemental
  data:
  Net assets, end of
    period (millions)   $    60  $    59   $     6  $     7   $   786   $   798  $   753   $   744   $   761   $   677
Ratios to average net
  assets:#
  Expenses                 0.75%    0.75%    1 .64%    1.64%     0.74%     0.74%    0.57%     0.03%     0.02%     0.02%
  Net investment
    income                 4.21%    4.55%    3 .30%    3.66%     4.22%     4.56%    4.98%     5.25%     5.39%     5.73%
  Expenses without
    waivers,
    reimbursements and
    earnings credits       1.16%    1.23%    1 .66%    1.74%     0.74%     0.76%    0.66%     0.50%     0.50%     0.49%
  Net investment
    income without
    waivers,
    reimbursements and
    earnings credits       3.80%    4.07%    3 .28%    3.56%     4.22%     4.54%    4.89%     4.78%     4.91%     5.26%
Portfolio turnover
  rate                       54%      57%       54%      57%       54%       57%      35%       39%       47%       48%
=======================================================================================================================

  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.
 ** Formerly Institutional Class.

                       See notes to financial statements.

                                                                   INTERMEDIATE TAX FREE INCOME FUND
                                                    --------------------------------------------------------------------
                                                                                                           INSTITUTIONAL
                                                                         SELECT** CLASS                        CLASS
                                                    --------------------------------------------------------------------
                                                     9/1/01              YEAR ENDED                  1/1/97*   9/10/01^
                                                    THROUGH      ------------------------------      THROUGH   THROUGH
                                                    2/28/02   8/31/01   8/31/00  8/31/99   8/31/98   8/31/97   2/28/02
                                                    -------   -------   -------  -------   -------   -------   ---------
Per share operating performance:
Net asset value, beginning of period                $ 10.98   $ 10.46   $ 10.42  $ 10.93   $ 10.85   $ 10.75   $ 10.94
                                                    -------   -------   -------  -------   -------   -------   -------
Income from investment operations:
  Net investment income                                0.21      0.44      0.46     0.52      0.56      0.39      0.21
  Net gains or losses in securities (both
    realized and unrealized)                          (0.01)     0.52      0.10    (0.39)     0.29      0.10      0.03
                                                    -------   -------   -------  -------   -------   -------   -------
    Total from investment operations                   0.20      0.96      0.56     0.13      0.85      0.49      0.24
                                                    -------   -------   -------  -------   -------   -------   -------
Less distributions:
  Dividends from net investment income                 0.21      0.44      0.46     0.52      0.56      0.39      0.21
  Distributions from capital gains                     0.04        --      0.06     0.12      0.21        --      0.04
                                                    -------   -------   -------  -------   -------   -------   -------
    Total distributions                                0.25      0.44      0.52     0.64      0.77      0.39      0.25
                                                    -------   -------   -------  -------   -------   -------   -------
Net asset value, end of period                      $ 10.93   $ 10.98   $ 10.46  $ 10.42   $ 10.93   $ 10.85   $ 10.93
                                                    =======   =======   =======  =======   =======   =======   =======
Total return                                           1.84%     9.35%     5.54%    1.15%     8.08%     4.58%     2.19%
Ratios/supplemental data:
  Net assets, end of period (millions)              $ 1,111   $   728   $   694  $   729   $   717   $   631   $   625
Ratios to average net assets:#
  Expenses                                             0.66%     0.74%     0.57%    0.03%     0.02%     0.02%     0.50%
  Net investment income                                3.83%     4.10%     4.49%    4.81%     5.10%     5.40%     3.99%
  Expenses without waivers, reimbursements and
    earnings credits                                   0.73%     0.75%     0.66%    0.50%     0.50%     0.50%     0.58%
  Net investment income without waivers,
    reimbursements and earnings credits                3.76%     4.09%     4.40%    4.34%     4.62%     4.92%     3.91%
Portfolio turnover rate                                  31%       43%       60%      62%       71%       60%       31%
=======================================================================================================================

 ** Formerly Institutional Class.
  * Commencement of operations.
  # Short periods have been annualized.
  ^ Commencement of offering of class of shares.

                       See notes to financial statements.

                                                       NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                        ------------------------------------------------------------------------------------------------------------
                                CLASS A          CLASS B                       SELECT** CLASS                          INSTITUTIONAL
                        -----------------  ----------------   ----------------------------------------------------------------------
                         9/1/01  2/16/01^   9/1/01  2/16/01^   9/1/01                 YEAR ENDED               1/1/97*   9/10/01^
                        THROUGH  THROUGH   THROUGH  THROUGH   THROUGH   ------------------------------------   THROUGH   THROUGH
                        2/28/02  8/31/01   2/28/02  8/31/01   2/28/02   8/31/01  8/31/00   8/31/99   8/31/98   8/31/97   2/28/02
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------   -------
Per share operating
  performance:
Net asset value,
  beginning of period   $  7.37  $  7.22   $  7.38  $  7.22   $  7.38   $  7.01  $  6.91   $  7.29   $  7.15   $  7.09   $  7.33
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------   -------
Income from investment
  operations:
  Net investment
    income                 0.11     0.15      0.08     0.12      0.14      0.29     0.31      0.35      0.37      0.26      0.13
  Net gains or losses
    in securities
    (both realized and
    unrealized)           (0.01)    0.15     (0.01)    0.16     (0.04)     0.37     0.10     (0.31)     0.21      0.06      0.02
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------   -------
    Total from
      investment
     operations            0.10     0.30      0.07     0.28      0.10      0.66     0.41      0.04      0.58      0.32      0.15
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------   -------

Less distributions:
  Dividends from net
    investment income      0.13     0.15      0.10     0.12      0.13      0.29     0.31      0.35      0.37      0.26      0.13
  Distributions from
    capital gains          0.01       --      0.01       --      0.01        --       --      0.07      0.07        --      0.01
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------   -------
    Total
      distributions        0.14     0.15      0.11     0.12      0.14      0.29     0.31      0.42      0.44      0.26      0.14
                        -------  -------   -------  -------   -------   -------  -------   -------   -------   -------   -------
Net asset value, end
  of period             $  7.33  $  7.37   $  7.34  $  7.38   $  7.34   $  7.38  $  7.01   $  6.91   $  7.29   $  7.15   $  7.34
                        =======  =======   =======  =======   =======   =======  =======   =======   =======   =======   =======
Total return(1)            1.49%    4.26%     0.99%    3.91%     1.40%     9.68%    6.13%     0.38%     8.37%     4.62%     2.16%
Ratios/supplemental
  data:
  Net assets, end of
    period (millions)   $   150  $   117   $    15  $    12   $   465   $   302  $   277   $   295   $   283   $   235   $   290
Ratios to average net
  assets:#
  Expenses                 0.75%    0.75%     1.60%    1.64%     0.72%     0.75%    0.58%     0.04%     0.03%     0.03%     0.50%
  Net investment
    income                 3.54%    4.10%     2.69%    3.21%     3.49%     4.10%    4.48%     4.85%     5.08%     5.52%     3.85%
  Expenses without
    waivers,
    reimbursements
    and earnings
    credits                1.09%    1.21%     1.61%    1.72%     0.75%     0.79%    0.70%     0.53%     0.53%     0.53%     0.60%
  Net investment
    income without
    waivers,
    reimbursements and
    earnings credits       3.20%    3.64%     2.68%    3.13%     3.46%     4.06%    4.36%     4.36%     4.58%     5.02%     3.75%
Portfolio turnover
  rate                       44%      33%       44%      33%       44%       33%      46%       39%       66%       32%       44%
=================================================================================================================================

 ** Formerly Institutional Class.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                       See notes to financial statements.

                                                                   NEW JERSEY TAX FREE INCOME FUND
                                                 --------------------------------------------------------------
                                                                          SELECT** CLASS
                                                 --------------------------------------------------------------
                                                     9/1/01                  YEAR ENDED              1/1/97*
                                                    THROUGH   ------------------------------------   THROUGH
                                                    02/28/02  8/31/01   8/31/00  10/31/99  8/31/98   8/31/97
                                                    --------  -------   -------  --------  -------   -------
Per share operating performance:
Net asset value, beginning of period                $ 10.33   $  9.73   $  9.61  $ 10.24   $ 10.04   $  9.99
                                                    -------   -------   -------  -------   -------   -------
Income from investment operations:
  Net investment income                                0.21      0.42      0.44     0.49      0.52      0.37
  Net gains or losses in securities (both
    realized and unrealized)                          (0.06)     0.60      0.12    (0.45)     0.24      0.05
                                                    -------   -------   -------  -------   -------   -------
    Total from investment operations                   0.15      1.02      0.56     0.04      0.76      0.42
                                                    -------   -------   -------  -------   -------   -------
Less distributions:
  Dividends from net investment income                 0.20      0.42      0.44     0.49      0.52      0.37
  Distributions from capital gains                     0.19        --        --     0.18      0.04        --
                                                    -------   -------   -------  -------   -------   -------
    Total distributions                                0.39      0.42      0.44     0.67      0.56      0.37
                                                    -------   -------   -------  -------   -------   -------
Net asset value, end of period                      $ 10.09   $ 10.33   $  9.73  $  9.61   $ 10.24   $ 10.04
                                                    =======   =======   =======  =======   =======   =======
Total return                                           1.48%    10.69%     6.08%    0.37%     7.82%     4.20%
Ratios/supplemental data:
  Net assets, end of period (millions)              $    82   $    82   $    73  $    68   $    71   $    64
Ratios to average net assets:#
  Expenses                                             0.75%     0.75%     0.59%    0.04%     0.02%     0.02%
  Net investment income                                3.84%     4.18%     4.67%    4.94%     5.16%     5.52%
  Expenses without waivers, reimbursements
    and earnings credits                               0.89%     0.93%     0.82%    0.63%     0.63%     0.57%
  Net investment income without waivers,
    reimbursements and earnings credits                3.70%     4.00%     4.44%    4.35%     4.55%     4.97%
Portfolio turnover rate                                  38%       48%       48%      24%       60%       14%
=============================================================================================================

  * Commencement of operations.
  # Short periods have been annualized.
 ** Formerly Institutional Class.

                       See notes to financial statements.

                                                                                CALIFORNIA BOND FUND
                                                    -----------------------------------------------------------------------------
                                                    CLASS A                              SELECT SHARES
                                                    -------   -------------------------------------------------------------------
                                                   9/10/01@    9/1/01   5/1/01            YEAR ENDED APRIL 30,          4/21/97@
                                                    THROUGH   THROUGH   THROUGH  -------------------------------------  THROUGH
                                                    2/28/02   2/28/02   8/31/01^  2001       2000     1999      1998    4/30/97
                                                    -------   -------   -------  -------   -------   -------   -------  --------
Per share operating performance:
Net asset value, beginning of period                $ 10.90   $ 10.91   $ 10.53  $ 10.20   $ 10.57   $ 10.35   $ 10.04   $  10.00
                                                    -------   -------   -------  -------   -------   -------   -------   --------
Income from investment operations:
 Net investment income                                 0.20      0.21      0.14     0.45      0.41      0.40      0.41       0.01
 Net gain or losses in investments
  (both realized and unrealized)                       0.01     (0.02)     0.41     0.33     (0.36)     0.26      0.31       0.04
                                                    -------   -------   -------  -------   -------   -------   -------   --------
    Total from investment operations                   0.21      0.19      0.55     0.78      0.05      0.66      0.72       0.05
                                                    -------   -------   -------  -------   -------   -------   -------   --------
Distributions to shareholders from:
 Dividends from net investment income                  0.19      0.19      0.14     0.45      0.41      0.40      0.41       0.01
 Dividends from capital gains                            --~       --~     0.03       --      0.01      0.04        --         --
                                                    -------   -------   -------  -------   -------   -------   -------   --------
    Total dividends and distributions                  0.19      0.19      0.17     0.45      0.42      0.44      0.41       0.01
                                                    -------   -------   -------  -------   -------   -------   -------   --------
Net asset value, end of period                      $ 10.92   $ 10.91   $ 10.91  $ 10.53   $ 10.20   $ 10.57   $ 10.35   $  10.04
                                                    =======   =======   =======  =======   =======   =======   =======   ========
Total return                                           1.96%     1.84%     5.31%    7.77%     0.60%     6.43%     7.20%      0.51%
Ratios/supplemental data:
 Net assets, end of period (in millions)            $    22   $    37   $    31  $    33   $    14   $    17   $     6   $      0
Ratios to average net assets:#
 Expenses                                              0.60%     0.65%     0.65%    0.65%     0.65%     0.65%     0.65%      0.62%
 Net investment income                                 3.83%     3.79%     3.84%    4.25%     3.99%     3.76%     3.94%      4.52%
 Expenses without reimbursements and waivers           1.23%     0.88%     0.78%    0.78%     0.85%     0.87%     1.00%      1.17%
 Net investment income without reimbursements
  and waivers                                          3.20%     3.56%     3.71%    4.12%     3.79%     3.54%     3.59%      3.97%
Portfolio turnover rate                                  27%       27%       29%      55%       87%       40%       44%        40%
---------------------------------------------------------------------------------------------------------------------------------

^  The Fund changed its fiscal year end from April 30 to August 31.
*  Commencement of operations.
#  Short periods have been annualized.
@  Commencement of offering of class of shares.
~  Amount rounds to less than $0.005.

                       See notes to financial statements

                                                                                     CALIFORNIA BOND FUND
                                                              -------------------------------------------------------------------
                                                                                     INSTITUTIONAL SHARES
                                                              -------------------------------------------------------------------
                                                               9/1/01    5/1/01           YEAR ENDED APRIL 30,          12/23/96*
                                                              THROUGH   THROUGH  -------------------------------------   THROUGH
                                                              2/28/02   8/31/01^  2001       2000      1999     1998     4/30/97
                                                              -------   -------  -------   -------   -------   -------   --------
Per share operating performance:
Net asset value, beginning of period                          $ 10.73   $ 10.36  $ 10.03   $ 10.40   $ 10.20   $  9.90   $  10.00
                                                              -------   -------  -------   -------   -------   -------   --------
Income from investment operations:
 Net investment income                                           0.20      0.14     0.46      0.42      0.41      0.42       0.16
 Net gain or losses in investments (both realized and
  unrealized)                                                    0.01      0.40     0.33     (0.36)     0.25      0.30      (0.10)
                                                              -------   -------  -------   -------   -------   -------   --------
   Total from investment operations                              0.21      0.54     0.79      0.06      0.66      0.72       0.06
                                                              -------   -------  -------   -------   -------   -------   --------
Distributions to shareholders from:
 Dividends from net investment income                            0.20      0.14     0.46      0.42      0.41      0.42       0.16
 Dividends from capital gains                                      --~     0.03       --      0.01      0.05        --         --
                                                              -------   -------  -------   -------   -------   -------   --------
   Total dividends and distributions                             0.20      0.17     0.46      0.43      0.46      0.42       0.16
                                                              -------   -------  -------   -------   -------   -------   --------
Net asset value, end of period                                $ 10.74   $ 10.73  $ 10.36   $ 10.03   $ 10.40   $ 10.20   $   9.90
                                                              =======   =======  =======   =======   =======   =======   ========
Total return                                                     2.01%     5.31%    7.97%     0.70%     6.55%     7.35%      0.56%
Ratios/supplemental data:
 Net assets, end of period (in millions)                      $   145   $   137  $   126   $    85   $    64   $    46   $     15
Ratios to average net assets:#
 Expenses                                                        0.50%     0.50%    0.50%     0.50%     0.49%     0.45%      0.45%
 Net investment income                                           3.95%     3.99%    4.40%     4.19%     3.92%     4.11%      4.43%
 Expenses without reimbursements and waivers                     0.68%     0.59%    0.59%     0.70%     0.71%     0.79%      3.46%
 Net investment income without reimbursements and waivers        3.77%     3.90%    4.31%     3.99%     3.70%     3.77%      1.42%
Portfolio turnover rate                                            27%       29%      55%       87%       40%       44%        40%
=================================================================================================================================

^  The Fund changed its fiscal year end from April 30 to August 31.
*  Commencement of operations.
#  Short periods have been annualized.
~  Amount rounds to less than $0.005.

                       See notes to financial statements

JPMORGAN FUNDS

U.S. EQUITY FUNDS

Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS

Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALITY FUNDS

Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

FIXED INCOME FUNDS

Bond Fund
Bond Fund II
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100%U.S.Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P.Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliate receive compensation from JPMorgan Funds for providing service to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report ha been taken from the book and record of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contain more complete information, including charge and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039

        (C) J.P.Morgan Chase & Co., 2002 All Rights Reserved. April 2002

                                                                      SAN-TF-402